UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 91.2%
Aerospace & Defense — 3.8%
Hexcel Corp.	7,336	$377,217
		377,217
Airlines — 0.8%
Southwest Airlines Co.	1,850	81,955
		81,955
Auto Components — 5.7%
Dana Holding Corp.	12,983	274,720
Gentex Corp.	16,161	295,747
		570,467
Banks — 2.5%
Citigroup, Inc.	4,808	247,708
		247,708
Beverages — 2.3%
Constellation Brands, Inc., Class A(1)	1,968	228,701
		228,701
Biotechnology — 5.0%
Biogen, Inc.(1)	357	150,740
Celgene Corp.(1)	1,430	164,851
Gilead Sciences, Inc.(1)	986	96,756
Ultragenyx Pharmaceutical, Inc.(1)	1,382	85,808
		498,155
Capital Markets — 0.7%
Raymond James Financial, Inc.	1,321	75,006
		75,006
Chemicals — 1.5%
Praxair, Inc.	1,240	149,718
		149,718
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(1)	1,037	58,881
		58,881
Consumer Finance — 1.6%
PRA Group, Inc.(1)	3,050	165,676
		165,676
Containers & Packaging — 1.0%
Crown Holdings, Inc.(1)	1,893	102,260
		102,260
Diversified Financial Services — 0.8%
Voya Financial, Inc.	1,824	78,633
		78,633
Energy Equipment & Services — 1.3%
Bristow Group, Inc.	2,390	130,136
		130,136
Food & Staples Retailing — 7.5%
CVS Health Corp.	2,594	267,727
The Kroger Co.	5,222	400,319
Whole Foods Market, Inc.	1,730	90,098
		758,144

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Food Products — 1.1%
Pinnacle Foods, Inc.	2,720	$111,003
		111,003
Health Care Equipment & Supplies — 3.5%
Edwards Lifesciences Corp.(1)	701	99,864
West Pharmaceutical Services, Inc.	1,531	92,182
Zimmer Holdings, Inc.	1,324	155,596
		347,642
Hotels Restaurants & Leisure — 3.8%
Hilton Worldwide Holdings, Inc.(1)	12,731	377,092
		377,092
Independent Power & Renewable Electricity Producers — 2.3%
NRG Energy, Inc.	9,190	231,496
		231,496
Insurance — 2.2%
FNF Group	3,454	126,969
XL Group PLC	2,459	90,491
		217,460
Internet & Catalog Retail — 2.6%
Liberty Interactive Corp., Class A(1)	9,103	265,717
		265,717
Internet Software & Services — 4.9%
Facebook, Inc., Class A(1)	1,914	157,360
IAC/InterActiveCorp.	5,022	338,834
		496,194
IT Services — 1.9%
Euronet Worldwide, Inc.(1)	1,770	103,988
Visa, Inc., Class A	1,328	86,864
		190,852
Machinery — 1.2%
Allison Transmission Holdings, Inc.	3,751	119,807
		119,807
Media — 3.4%
Twenty-First Century Fox, Inc., Class A	10,147	343,374
		343,374
Metals & Mining — 2.5%
Steel Dynamics, Inc.	12,389	249,019
		249,019
Oil Gas & Consumable Fuels — 12.3%
Chevron Corp.	3,749	393,570
EOG Resources, Inc.	1,990	182,463
Kinder Morgan, Inc.	6,407	269,478
Marathon Oil Corp.	11,991	313,085
Tesoro Corp.	871	79,514
		1,238,110
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(1)	294	50,800
		50,800
Professional Services — 2.7%
Robert Half International, Inc.	4,464	270,161
		270,161

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Real Estate Investment Trusts — 1.5%
Gaming and Leisure Properties, Inc.	4,127	$152,162
		152,162
Real Estate Management & Development — 2.0%
CBRE Group, Inc., Class A(1)	5,224	202,221
		202,221
Semiconductors & Semiconductor Equipment — 2.9%
Broadcom Corp., Class A	4,048	175,258
NXP Semiconductors N.V.(1)	1,178	118,224
		293,482
Software — 2.4%
CommVault Systems, Inc.(1)	1,840	80,408
Synopsys, Inc.(1)	3,499	162,074
		242,482
Specialty Retail — 2.4%
GNC Holdings, Inc., Class A	2,650	130,036
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	711	107,254
		237,290
Total Common Stocks (Cost $9,079,725)		9,159,021
Total Investments Before Securities Sold Short — 91.2% (Cost $9,079,725)		9,159,021
Total Securities Sold Short — (50.3)% (Proceeds $5,055,943)		(5,053,281)
Other Assets, Net — 59.1%		5,937,238
Total Net Assets — 100.0%		$10,042,978

	Shares	Value
Common Stocks Sold Short — (50.3)%
Air Freight & Logistics — (0.8)%
United Parcel Service, Inc., Class B	(786)	(76,195)
		(76,195)
Auto Components — (1.1)%
Johnson Controls, Inc.	(590)	(29,760)
Visteon Corp.(1)	(795)	(76,638)
		(106,398)
Automobiles — (0.8)%
Ford Motor Co.	(4,896)	(79,021)
		(79,021)
Beverages — (1.5)%
The Coca-Cola Co.	(3,678)	(149,143)
		(149,143)
Capital Markets — (3.1)%
Artisan Partners Asset Management, Inc., Class A	(1,649)	(74,964)
NorthStar Asset Management Group, Inc.	(3,296)	(76,929)
TD Ameritrade Holding Corp.	(2,205)	(82,158)
The Charles Schwab Corp.	(2,726)	(82,979)
		(317,030)
Chemicals — (3.9)%
Chemtura Corp.(1)	(3,048)	(83,180)
E.I. du Pont de Nemours & Co.	(1,027)	(73,400)
Ecolab, Inc.	(601)	(68,742)
HB Fuller Co.	(1,789)	(76,694)
LSB Industries, Inc.(1)	(2,129)	(87,992)
		(390,008)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Commercial Services & Supplies — (2.5)%
Covanta Holding Corp.	(3,692)	$(82,812)
Matthews International Corp., Class A	(1,654)	(85,197)
Stericycle, Inc.(1)	(592)	(83,135)
		(251,144)
Construction & Engineering — (0.3)%
AECOM(1)	(970)	(29,895)
		(29,895)
Construction Materials — (0.6)%
Martin Marietta Materials, Inc.	(473)	(66,125)
		(66,125)
Consumer Finance — (0.8)%
SLM Corp.	(8,448)	(78,397)
		(78,397)
Diversified Consumer Services — (0.2)%
Apollo Education Group, Inc.(1)	(1,085)	(20,528)
		(20,528)
Electronic Equipment Instruments & Components — (0.8)%
FLIR Systems, Inc.	(2,478)	(77,512)
		(77,512)
Energy Equipment & Services — (1.3)%
Cameron International Corp.(1)	(1,699)	(76,659)
Halliburton Co.	(1,170)	(51,340)
		(127,999)
Food & Staples Retailing — (0.8)%
Sysco Corp.	(2,052)	(77,422)
		(77,422)
Food Products — (1.9)%
Mead Johnson Nutrition Co.	(286)	(28,752)
The Hain Celestial Group, Inc.(1)	(1,279)	(81,920)
TreeHouse Foods, Inc.(1)	(957)	(81,364)
		(192,036)
Health Care Equipment & Supplies — (1.7)%
The Cooper Cos., Inc.	(487)	(91,274)
Wright Medical Group, Inc.(1)	(3,248)	(83,798)
		(175,072)
Health Care Providers & Services — (0.3)%
Patterson Cos, Inc.	(629)	(30,689)
		(30,689)
Hotels Restaurants & Leisure — (4.1)%
Aramark	(948)	(29,985)
Carnival Corp.	(1,260)	(60,359)
Hyatt Hotels Corp., Class A(1)	(1,321)	(78,230)
Marriott International, Inc., Class A	(962)	(77,268)
MGM Resorts International(1)	(1,381)	(29,042)
Norwegian Cruise Line Holdings Ltd.(1)	(1,622)	(87,604)
Royal Caribbean Cruises Ltd.	(665)	(54,430)
		(416,918)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Household Durables — (0.8)%
TRI Pointe Homes, Inc.(1)	(5,038)	$(77,736)
		(77,736)
Internet & Catalog Retail — (0.4)%
TripAdvisor, Inc.(1)	(448)	(37,260)
		(37,260)
Internet Software & Services — (1.2)%
CoStar Group, Inc.(1)	(401)	(79,330)
Pandora Media, Inc.(1)	(2,721)	(44,107)
		(123,437)
IT Services — (3.8)%
Cognizant Technology Solutions Corp., Class A(1)	(1,280)	(79,859)
EVERTEC, Inc.	(1,612)	(35,238)
IGATE Corp.(1)	(855)	(36,474)
International Business Machines Corp.	(624)	(100,152)
Vantiv, Inc., Class A(1)	(1,351)	(50,933)
WEX, Inc.(1)	(747)	(80,198)
		(382,854)
Life Sciences Tools & Services — (1.3)%
Bio-Techne Corp.	(820)	(82,238)
Waters Corp.(1)	(396)	(49,231)
		(131,469)
Machinery — (1.5)%
Joy Global, Inc.	(770)	(30,144)
Pall Corp.	(793)	(79,609)
Xylem, Inc.	(1,189)	(41,639)
		(151,392)
Media — (0.8)%
Thomson Reuters Corp.	(2,037)	(82,621)
		(82,621)
Metals & Mining — (0.7)%
Allegheny Technologies, Inc.	(1,491)	(44,745)
Royal Gold, Inc.	(467)	(29,472)
		(74,217)
Oil Gas & Consumable Fuels — (6.9)%
Cobalt International Energy, Inc.(1)	(3,906)	(36,756)
Exxon Mobil Corp.	(903)	(76,755)
Gulfport Energy Corp.(1)	(1,493)	(68,544)
Pioneer Natural Resources Co.	(524)	(85,679)
Rice Energy, Inc.(1)	(4,086)	(88,911)
Scorpio Tankers, Inc.	(9,238)	(87,022)
SemGroup Corp., Class A	(1,034)	(84,106)
Spectra Energy Corp.	(2,254)	(81,527)
The Williams Cos, Inc.	(1,631)	(82,512)
		(691,812)
Professional Services — (0.8)%
The Dun & Bradstreet Corp.	(603)	(77,401)
		(77,401)
Road & Rail — (1.2)%
Avis Budget Group, Inc.(1)	(1,360)	(80,260)
Landstar System, Inc.	(576)	(38,189)
		(118,449)
Semiconductors & Semiconductor Equipment — (1.1)%
Applied Micro Circuits Corp.(1)	(5,515)	(28,127)
Xilinx, Inc.	(1,888)	(79,862)
		(107,989)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Software — (0.7)%
Autodesk, Inc.(1)	(1,245)	$(73,007)
		(73,007)
Specialty Retail — (0.8)%
CarMax, Inc.(1)	(1,192)	(82,260)
		(82,260)
Textiles Apparel & Luxury Goods — (0.4)%
Kate Spade & Co.(1)	(1,249)	(41,704)
		(41,704)
Tobacco — (0.8)%
Vector Group Ltd.	(3,471)	(76,258)
		(76,258)
Transportation Infrastructure — (0.6)%
Wesco Aircraft Holdings, Inc.(1)	(4,043)	(61,883)
		(61,883)
Total Common Stocks Sold Short (Proceeds $5,055,943)		(5,053,281)
Total Securities Sold Short — (50.3)% (Proceeds $5,055,943)		(5,053,281)

(1)	Non-income-producing security.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,159,021	$—	$—	$9,159,021
Securities Sold Short
Common Stocks	(5,053,281)	—	—	(5,053,281)

Total	$4,105,740	$—	$—	$4,105,740

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 89.8%
Aerospace & Defense — 4.1%
BE Aerospace, Inc.	2,450	$155,869
Hexcel Corp.	10,887	559,810
Teledyne Technologies, Inc.(1)	970	103,528
		819,207
Air Freight & Logistics — 1.2%
FedEx Corp.	1,477	244,370
		244,370
Airlines — 0.9%
Southwest Airlines Co.	3,932	174,188
		174,188
Auto Components — 1.9%
Gentex Corp.	20,885	382,195
		382,195
Banks — 0.5%
JPMorgan Chase & Co.	1,660	100,563
		100,563
Beverages — 2.1%
Constellation Brands, Inc., Class A(1)	1,848	214,756
The Boston Beer Co., Inc., Class A(1)	777	207,770
		422,526
Biotechnology — 5.7%
Biogen, Inc.(1)	240	101,338
Celgene Corp.(1)	3,505	404,057
Gilead Sciences, Inc.(1)	4,610	452,379
Ultragenyx Pharmaceutical, Inc.(1)	3,169	196,763
		1,154,537
Capital Markets — 3.9%
Raymond James Financial, Inc.	10,397	590,342
WisdomTree Investments, Inc.	9,390	201,509
		791,851
Consumer Finance — 0.8%
PRA Group, Inc.(1)	3,147	170,945
		170,945
Containers & Packaging — 1.4%
Rock-Tenn Co., Class A	4,341	279,994
		279,994
Electrical Equipment — 1.7%
AMETEK, Inc.	6,511	342,088
		342,088
Food & Staples Retailing — 3.0%
The Kroger Co.	5,397	413,734
Whole Foods Market, Inc.	3,850	200,508
		614,242
Food Products — 2.9%
Pinnacle Foods, Inc.	14,160	577,870
		577,870
Health Care Equipment & Supplies — 8.3%
Edwards Lifesciences Corp.(1)	2,496	355,580
STERIS Corp.	7,316	514,095
West Pharmaceutical Services, Inc.	4,532	272,872

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Zimmer Holdings, Inc.	4,469	$525,197
		1,667,744
Health Care Providers & Services — 1.3%
Universal Health Services, Inc., Class B	2,311	272,028
		272,028
Hotels Restaurants & Leisure — 8.9%
Hilton Worldwide Holdings, Inc.(1)	19,314	572,081
La Quinta Holdings, Inc.(1)	16,749	396,616
Marriott Vacations Worldwide Corp.	3,550	287,727
Six Flags Entertainment Corp.	5,697	275,792
Starbucks Corp.	2,824	267,433
		1,799,649
Independent Power & Renewable Electricity Producers — 0.8%
NRG Energy, Inc.	6,490	163,483
		163,483
Insurance — 0.5%
XL Group PLC	2,750	101,200
		101,200
Internet Software & Services — 4.5%
Constant Contact, Inc.(1)	5,952	227,426
Facebook, Inc., Class A(1)	6,407	526,752
LogMeIn, Inc.(1)	2,770	155,092
		909,270
IT Services — 2.3%
Global Payments, Inc.	2,939	269,447
Visa, Inc., Class A	2,948	192,829
		462,276
Machinery — 4.7%
Illinois Tool Works, Inc.	5,503	534,562
Snap-on, Inc.	2,839	417,503
		952,065
Metals & Mining — 2.1%
Steel Dynamics, Inc.	20,856	419,206
		419,206
Multiline Retail — 1.3%
Burlington Stores, Inc.(1)	4,355	258,774
		258,774
Oil Gas & Consumable Fuels — 2.0%
EOG Resources, Inc.	4,347	398,576
		398,576
Personal Products — 2.3%
The Estee Lauder Companies, Inc., Class A	5,621	467,442
		467,442
Pharmaceuticals — 1.8%
Jazz Pharmaceuticals PLC(1)	1,223	211,322
Pacira Pharmaceuticals, Inc.(1)	1,790	159,042
		370,364
Professional Services — 3.5%
Robert Half International, Inc.	6,843	414,139
TriNet Group, Inc.(1)	8,145	286,948
		701,087

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Real Estate Management & Development — 2.1%
CBRE Group, Inc., Class A(1)	10,975	$424,842
		424,842
Road & Rail — 1.0%
Old Dominion Freight Line, Inc.(1)	2,535	195,955
		195,955
Semiconductors & Semiconductor Equipment — 3.2%
Lam Research Corp.	2,765	194,199
Micron Technology, Inc.(1)	7,445	201,983
NXP Semiconductors N.V.(1)	2,544	255,316
		651,498
Software — 3.4%
Activision Blizzard, Inc.	13,974	317,559
Infoblox, Inc.(1)	5,161	123,193
PTC, Inc.(1)	6,636	240,024
		680,776
Specialty Retail — 3.6%
The Home Depot, Inc.	4,322	491,023
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	1,506	227,180
		718,203
Technology Hardware Storage & Peripherals — 1.0%
Western Digital Corp.	2,210	201,132
		201,132
Trading Companies & Distributors — 1.1%
United Rentals, Inc.(1)	2,450	223,342
		223,342
Total Common Stocks (Cost $17,958,328)		18,113,488
Total Investments Before Securities Sold Short — 89.8% (Cost $17,958,328)		18,113,488
Total Securities Sold Short — (50.0)% (Proceeds $10,124,353)		(10,080,212)
Other Assets, Net — 60.2%		12,136,794
Total Net Assets — 100.0%		$20,170,070

	Shares	Value
Common Stocks Sold Short — (48.2)%
Aerospace & Defense — (1.9)%
Esterline Technologies Corp.(1)	(1,697)	$(194,171)
Raytheon Co.	(1,802)	(196,868)
		(391,039)
Air Freight & Logistics — (1.5)%
Echo Global Logistics, Inc.(1)	(2,686)	(73,220)
Hub Group, Inc., Class A(1)	(1,040)	(40,862)
United Parcel Service, Inc., Class B	(1,946)	(188,645)
		(302,727)
Auto Components — (0.8)%
Johnson Controls, Inc.	(3,306)	(166,755)
		(166,755)
Beverages — (0.9)%
The Coca-Cola Co.	(4,665)	(189,166)
		(189,166)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Capital Markets — (5.5)%
Artisan Partners Asset Management, Inc., Class A	(3,134)	$(142,472)
BlackRock, Inc.	(541)	(197,919)
E*TRADE Financial Corp.(1)	(7,296)	(208,337)
Legg Mason, Inc.	(3,457)	(190,826)
TD Ameritrade Holding Corp.	(4,522)	(168,490)
The Charles Schwab Corp.	(6,817)	(207,510)
		(1,115,554)
Chemicals — (2.8)%
Chemtura Corp.(1)	(7,619)	(207,923)
E.I. du Pont de Nemours & Co.	(2,364)	(168,955)
HB Fuller Co.	(4,474)	(191,800)
		(568,678)
Commercial Services & Supplies — (4.1)%
Covanta Holding Corp.	(9,045)	(202,879)
G&K Services, Inc., Class A	(2,750)	(199,458)
Matthews International Corp., Class A	(4,011)	(206,607)
Stericycle, Inc.(1)	(1,482)	(208,117)
		(817,061)
Construction & Engineering — (0.3)%
Granite Construction, Inc.	(1,812)	(63,674)
		(63,674)
Construction Materials — (0.5)%
Martin Marietta Materials, Inc.	(730)	(102,054)
		(102,054)
Electronic Equipment Instruments & Components — (1.6)%
FARO Technologies, Inc.(1)	(700)	(43,491)
SYNNEX Corp.	(1,757)	(135,728)
Zebra Technologies Corp., Class A(1)	(1,650)	(149,680)
		(328,899)
Food & Staples Retailing — (0.7)%
Sysco Corp.	(3,950)	(149,033)
		(149,033)
Food Products — (1.3)%
The Hain Celestial Group, Inc.(1)	(2,239)	(143,408)
TreeHouse Foods, Inc.(1)	(1,316)	(111,886)
		(255,294)
Health Care Equipment & Supplies — (2.2)%
DENTSPLY International, Inc.	(3,282)	(167,021)
Stryker Corp.	(1,689)	(155,810)
The Cooper Cos., Inc.	(610)	(114,326)
		(437,157)
Health Care Providers & Services — (0.9)%
Patterson Companies, Inc.	(3,714)	(181,206)
		(181,206)
Hotels Restaurants & Leisure — (3.5)%
Carnival Corp.	(2,530)	(121,196)
Marriott International, Inc., Class A	(2,431)	(195,258)
Norwegian Cruise Line Holdings Ltd.(1)	(3,487)	(188,333)
Royal Caribbean Cruises Ltd.	(2,408)	(197,095)
		(701,882)
Household Durables — (1.1)%
Helen of Troy Ltd.(1)	(2,114)	(172,270)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
M/I Homes, Inc.(1)	(1,746)	$(41,625)
		(213,895)
Household Products — (0.7)%
HRG Group, Inc.(1)	(11,201)	(139,788)
		(139,788)
Internet & Catalog Retail — (0.3)%
TripAdvisor, Inc.(1)	(705)	(58,635)
		(58,635)
Internet Software & Services — (1.0)%
CoStar Group, Inc.(1)	(613)	(121,270)
Pandora Media, Inc.(1)	(4,580)	(74,242)
		(195,512)
IT Services — (3.0)%
Automatic Data Processing, Inc.	(2,251)	(192,776)
Cognizant Technology Solutions Corp., Class A(1)	(2,432)	(151,732)
International Business Machines Corp.	(1,136)	(182,328)
WEX, Inc.(1)	(748)	(80,305)
		(607,141)
Life Sciences Tools & Services — (0.4)%
Waters Corp.(1)	(665)	(82,673)
		(82,673)
Machinery — (1.1)%
Oshkosh Corp.	(1,763)	(86,017)
Pall Corp.	(990)	(99,386)
Watts Water Technologies, Inc., Class A	(618)	(34,008)
		(219,411)
Media — (1.2)%
Live Nation Entertainment, Inc.(1)	(7,425)	(187,333)
MDC Partners, Inc., Class A	(1,768)	(50,123)
		(237,456)
Metals & Mining — (0.6)%
Allegheny Technologies, Inc.	(3,922)	(117,699)
		(117,699)
Oil Gas & Consumable Fuels — (3.2)%
Exxon Mobil Corp.	(2,400)	(204,000)
Rice Energy, Inc.(1)	(3,230)	(70,285)
The Williams Companies, Inc.	(2,080)	(105,227)
Westmoreland Coal Co.(1)	(5,532)	(148,036)
World Fuel Services Corp.	(2,082)	(119,674)
		(647,222)
Professional Services — (0.8)%
The Dun & Bradstreet Corp.	(1,193)	(153,133)
		(153,133)
Road & Rail — (0.8)%
Avis Budget Group, Inc.(1)	(2,685)	(158,455)
		(158,455)
Semiconductors & Semiconductor Equipment — (0.3)%
Xilinx, Inc.	(1,416)	(59,897)
		(59,897)
Software — (1.5)%
Autodesk, Inc.(1)	(3,113)	(182,547)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2015 (unaudited)	Shares	Value
Splunk, Inc.(1)	(2,141)	$(126,747)
		(309,294)
Specialty Retail — (2.0)%
Best Buy Co., Inc.	(2,500)	(94,475)
CarMax, Inc.(1)	(2,354)	(162,450)
Rent-A-Center, Inc.	(5,435)	(149,136)
		(406,061)
Textiles Apparel & Luxury Goods — (0.8)%
Kate Spade & Co.(1)	(4,530)	(151,257)
		(151,257)
Thrifts & Mortgage Finance — (0.3)%
LendingTree, Inc.(1)	(1,244)	(69,676)
		(69,676)
Tobacco — (0.6)%
Vector Group Ltd.	(5,727)	(125,661)
		(125,661)
Total Common Stocks Sold Short (Proceeds $9,772,341)		(9,723,045)

	Shares	Value
Exchange-Traded Funds Sold Short — (1.8)%
iShares Nasdaq Biotechnology Index Fund	(1,040)	(357,167)
Total Exchange-Traded Funds Sold Short (Proceeds $352,012)		(357,167)
Total Securities Sold Short — (50.0)% (Proceeds $10,124,353)		(10,080,212)

(1)	Non-income-producing security.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$18,113,488	$—	$—	$18,113,488
Securities Sold Short
Common Stocks	(9,723,045)	—	—	(9,723,045)
Exchange-Traded Funds	(357,167)	—	—	(357,167)

Total	$8,033,276	$—	$—	$8,033,276

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 97.8%
Air Transport — 2.1%
Bristow Group, Inc.	615,708	$33,525,301
		33,525,301
Auto Parts — 4.7%
American Axle & Manufacturing Holdings, Inc.(1)	960,547	24,810,929
Dana Holding Corp.	2,312,193	48,926,004
		73,736,933
Back Office Support, HR and Consulting — 0.6%
Performant Financial Corp.(1)(2)	2,651,545	9,015,253
		9,015,253
Banks: Diversified — 10.2%
Associated Banc-Corp.	2,619,969	48,731,423
Boston Private Financial Holdings., Inc.	322,234	3,915,143
First Horizon National Corp.	3,527,141	50,402,845
FirstMerit Corp.	644,044	12,275,479
Hancock Holding Co.	376,923	11,254,921
Synovus Financial Corp.	841,273	23,564,057
UMB Financial Corp.	180,408	9,541,779
		159,685,647
Building Materials — 2.2%
Masonite International Corp.(1)	510,525	34,337,912
		34,337,912
Chemicals: Diversified — 2.2%
Olin Corp.	1,085,211	34,770,160
		34,770,160
Commercial Vehicles & Parts — 2.0%
Navistar International Corp.(1)	1,038,262	30,628,729
		30,628,729
Communications Technology — 1.5%
Plantronics, Inc.	437,399	23,160,277
		23,160,277
Computer Services, Software & Systems — 7.5%
Cadence Design Systems, Inc.(1)	887,940	16,373,614
CommVault Systems, Inc.(1)	1,261,787	55,140,092
Endurance International Group Holdings, Inc.(1)	436,694	8,323,388
IAC/InterActiveCorp	129,200	8,717,124
MicroStrategy, Inc., Class A(1)	165,265	27,961,185
		116,515,403
Containers & Packaging — 3.5%
Sealed Air Corp.	1,188,813	54,162,320
		54,162,320
Diversified Manufacturing Operations — 0.9%
TriMas Corp.(1)	440,697	13,569,061
		13,569,061
Diversified Retail — 3.2%
Liberty Ventures, Series A(1)	1,204,400	50,596,844
		50,596,844
Electronic Entertainment — 1.1%
Dolby Laboratories, Inc., Class A	448,728	17,123,460
		17,123,460

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

March 31, 2015 (unaudited)	Foreign Currency	Shares	Value
Health Care Management Services — 3.2%
Magellan Health, Inc.(1)		711,249	$50,370,654
			50,370,654
Health Care Services — 5.8%
Allscripts Healthcare Solutions, Inc.(1)		3,923,755	46,928,110
HMS Holdings Corp.(1)		2,847,187	43,989,039
			90,917,149
Home Building — 1.4%
William Lyon Homes, Class A(1)		868,964	22,436,650
			22,436,650
Household Equipment & Products — 1.8%
Tupperware Brands Corp.		396,881	27,392,727
			27,392,727
Insurance: Life — 4.8%
StanCorp Financial Group, Inc.		484,258	33,220,099
Torchmark Corp.		767,154	42,132,097
			75,352,196
Insurance: Multi-Line — 0.2%
eHealth, Inc.(1)		397,532	3,728,850
			3,728,850
Insurance: Property - Casualty — 8.9%
Endurance Specialty Holdings Ltd.		615,244	37,616,018
Essent Group Ltd.(1)		1,550,953	37,083,286
First American Financial Corp.		1,468,774	52,405,857
Stewart Information Services Corp.		293,994	11,947,916
			139,053,077
Metal Fabricating — 1.3%
MRC Global, Inc.(1)		1,703,559	20,187,174
			20,187,174
Metals & Minerals: Diversified — 0.7%
Materion Corp.		299,525	11,510,746
			11,510,746
Office Supplies & Equipment — 1.2%
Avery Dennison Corp.		361,196	19,110,880
			19,110,880
Oil: Crude Producers — 4.8%
Approach Resources, Inc.(1)		1,967,037	12,962,774
Laredo Petroleum, Inc.(1)		2,016,463	26,294,677
Peyto Exploration & Development Corp.	CAD	624,574	16,746,700
Rosetta Resources, Inc.(1)		1,084,298	18,454,752
			74,458,903
Pharmaceuticals — 0.3%
The Medicines Co.(1)		182,877	5,124,214
			5,124,214
Precious Metals & Minerals — 1.8%
Horsehead Holding Corp.(1)		2,210,908	27,990,095
			27,990,095
Radio & TV Broadcasters — 0.1%
Starz, Class A(1)		29,300	1,008,213
			1,008,213
Real Estate Investment Trusts — 4.4%
Ares Commercial Real Estate Corp.		961,390	10,623,359

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

March 31, 2015 (unaudited)	Shares	Value
CBL & Associates Properties, Inc.	805,987	$15,958,543
MFA Financial, Inc.	1,396,617	10,977,410
PennyMac Mortgage Investment Trust	332,322	7,075,135
WP GLIMCHER, Inc.	1,411,632	23,475,440
		68,109,887
Real Estate Services — 3.2%
Jones Lang LaSalle, Inc.	289,518	49,333,867
		49,333,867
Scientific Instruments: Pollution Control — 3.1%
Clean Harbors, Inc.(1)	460,053	26,121,810
Waste Connections, Inc.	476,444	22,936,014
		49,057,824
Securities Brokerage & Services — 0.7%
Interactive Brokers Group, Inc., Class A	342,425	11,649,299
		11,649,299
Shipping — 0.5%
Huntington Ingalls Industries, Inc.	55,821	7,823,313
		7,823,313
Specialty Retail — 1.7%
FTD Cos., Inc.(1)	903,855	27,061,419
		27,061,419
Textiles, Apparel & Shoes — 0.9%
Tumi Holdings, Inc.(1)	549,918	13,450,994
		13,450,994
Utilities: Gas Distributors — 2.6%
Questar Corp.	1,692,418	40,381,093
		40,381,093
Utilities: Miscellaneous — 2.7%
Calpine Corp.(1)	1,817,996	41,577,569
		41,577,569
Total Common Stocks (Cost $1,320,117,331)		1,527,914,093
	Principal Amount	Value
Repurchase Agreements — 2.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $37,771,000, due 4/1/2015(3)	$37,771,000	37,771,000
Total Repurchase Agreements (Cost $37,771,000)		37,771,000
Total Investments — 100.2% (Cost $1,357,888,331)		1,565,685,093
Other Liabilities, Net — (0.2)%		(2,850,696)
Total Net Assets — 100.0%		$1,562,834,397

(1)	Non-income-producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$38,526,800

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,527,914,093	$—	$—	$1,527,914,093
Repurchase Agreements	—	37,771,000	—	37,771,000

Total	$1,527,914,093	$37,771,000	$—	$1,565,685,093

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 98.5%
Advertising Agencies — 2.0%
Nielsen N.V.	594,655	$26,503,773
		26,503,773
Auto Parts — 0.5%
Dana Holding Corp.	316,750	6,702,430
		6,702,430
Banks: Diversified — 5.5%
Comerica, Inc.	455,990	20,578,828
KeyCorp	850,761	12,046,776
Zions Bancorporation	1,528,810	41,277,870
		73,903,474
Biotechnology — 0.8%
Charles River Laboratories International, Inc.(1)	138,500	10,981,665
		10,981,665
Building Materials — 2.7%
Owens Corning	840,123	36,461,338
		36,461,338
Chemicals: Diversified — 2.9%
Axiall Corp.	558,805	26,230,307
Eastman Chemical Co.	175,800	12,175,908
		38,406,215
Commercial Finance & Mortgage Companies — 0.8%
Nationstar Mortgage Holdings, Inc.(1)	413,380	10,239,423
		10,239,423
Commercial Vehicles & Parts — 3.0%
Allison Transmission Holdings, Inc.	426,100	13,609,634
Navistar International Corp.(1)	881,240	25,996,580
		39,606,214
Computer Services, Software & Systems — 10.8%
Check Point Software Technologies Ltd.(1)	199,700	16,369,409
IAC/InterActiveCorp	437,700	29,531,619
Informatica Corp.(1)	1,113,415	48,828,815
Rackspace Hosting, Inc.(1)	507,005	26,156,388
Synopsys, Inc.(1)	505,800	23,428,656
		144,314,887
Containers & Packaging — 3.8%
Crown Holdings, Inc.(1)	551,669	29,801,159
Sealed Air Corp.	458,701	20,898,418
		50,699,577
Diversified Financial Services — 1.6%
Raymond James Financial, Inc.	383,434	21,771,383
		21,771,383
Diversified Media — 4.9%
Liberty Broadband Corp., Class C(1)	557,627	31,561,688
Liberty Media Corp., Class C(1)	897,483	34,283,851
		65,845,539
Diversified Retail — 6.0%
Liberty Interactive Corp., Class A(1)	2,214,380	64,637,752
Liberty Ventures, Series A(1)	356,991	14,997,192
		79,634,944

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

March 31, 2015 (unaudited)	Shares	Value
Drug & Grocery Store Chains — 2.0%
GNC Holdings, Inc., Class A	533,948	$26,200,828
		26,200,828
Electronic Entertainment — 0.6%
Dolby Laboratories, Inc., Class A	216,620	8,266,219
		8,266,219
Financial Data & Systems — 1.6%
Fidelity National Information Services, Inc.	316,232	21,522,750
		21,522,750
Foods — 0.5%
Pinnacle Foods, Inc.	166,090	6,778,133
		6,778,133
Gas Pipeline — 2.8%
Kinder Morgan, Inc.	881,464	37,074,376
		37,074,376
Health Care Services — 0.5%
HMS Holdings Corp.(1)	410,070	6,335,582
		6,335,582
Home Building — 1.9%
NVR, Inc.(1)	19,187	25,492,999
		25,492,999
Insurance: Multi-Line — 2.1%
Reinsurance Group of America, Inc.	149,046	13,889,597
Voya Financial, Inc.	324,035	13,969,149
		27,858,746
Insurance: Property - Casualty — 8.0%
FNF Group	1,099,660	40,423,501
The Progressive Corp.	843,930	22,954,896
XL Group PLC	1,163,631	42,821,621
		106,200,018
Medical Equipment — 1.3%
Intuitive Surgical, Inc.(1)	33,831	17,085,670
		17,085,670
Oil Well Equipment & Services — 0.7%
Rowan Companies PLC, Class A	563,308	9,976,185
		9,976,185
Oil: Crude Producers — 4.5%
Concho Resources, Inc.(1)	148,369	17,198,935
Laredo Petroleum, Inc.(1)	1,437,970	18,751,129
Rosetta Resources, Inc.(1)	741,070	12,613,011
Unit Corp.(1)	391,895	10,965,222
		59,528,297
Pharmaceuticals — 6.4%
Actavis PLC(1)	110,922	33,012,605
Cardinal Health, Inc.	272,614	24,608,866
Endo International PLC(1)	314,887	28,245,364
		85,866,835
Real Estate Investment Trusts — 7.8%
American Campus Communities, Inc.	490,479	21,026,835
Equity Commonwealth(1)	853,400	22,657,770
Gaming and Leisure Properties, Inc.	592,905	21,860,407

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

March 31, 2015 (unaudited)	Shares	Value
Iron Mountain, Inc.	1,067,558	$38,944,516
		104,489,528
Real Estate Services — 1.6%
CBRE Group, Inc., Class A(1)	549,119	21,256,397
		21,256,397
Scientific Instruments: Pollution Control — 3.6%
Clean Harbors, Inc.(1)	849,307	48,223,651
		48,223,651
Utilities: Electrical — 3.2%
NRG Energy, Inc.	1,695,970	42,721,484
		42,721,484
Utilities: Gas Distributors — 1.9%
Questar Corp.	1,051,192	25,081,441
		25,081,441
Utilities: Miscellaneous — 2.2%
Calpine Corp.(1)	1,303,812	29,818,180
		29,818,180
Total Common Stocks (Cost $1,064,370,212)		1,314,848,181

	Principal Amount	Value
Repurchase Agreements — 5.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $69,330,000, due 4/1/2015(2)	$69,330,000	69,330,000
Total Repurchase Agreements (Cost $69,330,000)		69,330,000
Total Investments — 103.7% (Cost $1,133,700,212)		1,384,178,181
Other Liabilities, Net — (3.7)%		(49,087,525)
Total Net Assets — 100.0%		$1,335,090,656

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$70,720,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,314,848,181	$—	$—	$1,314,848,181
Repurchase Agreements	—	69,330,000	—	69,330,000

Total	$1,314,848,181	$69,330,000	$—	$1,384,178,181

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 99.1%
Asset Management & Custodian — 4.9%
Franklin Resources, Inc.	399,100	$20,481,812
State Street Corp.	192,213	14,133,422
		34,615,234
Automobiles — 3.5%
General Motors Co.	658,330	24,687,375
		24,687,375
Banks: Diversified — 8.8%
Citizens Financial Group, Inc.	824,170	19,887,222
The PNC Financial Services Group, Inc.	209,000	19,487,160
Wells Fargo & Co.	409,700	22,287,680
		61,662,062
Chemicals: Specialty — 2.1%
Praxair, Inc.	121,189	14,632,360
		14,632,360
Computer Services, Software & Systems — 9.6%
Google, Inc., Class A(1)	51,054	28,319,654
Microsoft Corp.	715,600	29,092,718
Oracle Corp.	228,800	9,872,720
		67,285,092
Diversified Financial Services — 7.3%
Citigroup, Inc.	411,800	21,215,936
JPMorgan Chase & Co.	489,900	29,678,142
		50,894,078
Diversified Media — 4.3%
Twenty-First Century Fox, Inc., Class A	898,575	30,407,778
		30,407,778
Diversified Retail — 8.9%
Dollar General Corp.(1)	312,800	23,578,864
Liberty Interactive Corp., Class A(1)	1,322,521	38,604,388
		62,183,252
Drug & Grocery Store Chains — 2.7%
CVS Health Corp.	184,105	19,001,477
		19,001,477
Foods — 2.0%
Mondelez International, Inc., Class A	398,200	14,371,038
		14,371,038
Gas Pipeline — 3.5%
Kinder Morgan, Inc.	584,048	24,565,059
		24,565,059
Health Care Management Services — 2.7%
UnitedHealth Group, Inc.	161,075	19,053,562
		19,053,562
Home Building — 2.1%
D.R. Horton, Inc.	528,600	15,054,528
		15,054,528
Insurance: Life — 1.8%
Prudential Financial, Inc.	160,500	12,889,755
		12,889,755
Insurance: Property - Casualty — 4.3%
FNF Group	449,500	16,523,620
The Progressive Corp.	490,560	13,343,232
		29,866,852

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

March 31, 2015 (unaudited)	Shares	Value
Machinery: Engines — 2.2%
Cummins, Inc.	110,170	$15,273,969
		15,273,969
Oil: Crude Producers — 1.1%
Concho Resources, Inc.(1)	63,494	7,360,224
		7,360,224
Oil: Integrated — 6.9%
Chevron Corp.	319,785	33,571,029
Marathon Oil Corp.	556,600	14,532,826
		48,103,855
Pharmaceuticals — 10.6%
Actavis PLC(1)	84,681	25,202,759
Merck & Co., Inc.	349,434	20,085,466
Pfizer, Inc.	826,805	28,764,546
		74,052,771
Radio & TV Broadcasters — 2.0%
Sirius XM Holdings, Inc.(1)	3,751,900	14,332,258
		14,332,258
Restaurants — 2.1%
McDonald’s Corp.	151,600	14,771,904
		14,771,904
Semiconductors & Components — 3.2%
Broadcom Corp., Class A	526,700	22,803,477
		22,803,477
Utilities: Electrical — 2.5%
NRG Energy, Inc.	708,200	17,839,558
		17,839,558
Total Common Stocks (Cost $569,556,414)		695,707,518

	Principal Amount	Value
Repurchase Agreements — 1.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $8,977,000, due 4/1/2015(2)	$8,977,000	8,977,000
Total Repurchase Agreements (Cost $8,977,000)		8,977,000
Total Investments — 100.4% (Cost $578,533,414)		704,684,518
Other Liabilities, Net — (0.4)%		(2,655,340)
Total Net Assets — 100.0%		$702,029,178

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$9,157,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$695,707,518	$—	$—	$695,707,518
Repurchase Agreements	—	8,977,000	—	8,977,000

Total	$695,707,518	$8,977,000	$—	$704,684,518

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 99.3%
Auto Parts — 3.4%
Dana Holding Corp.	331,843	$7,021,798
		7,021,798
Back Office Support, HR and Consulting — 0.8%
Performant Financial Corp.(1)	489,734	1,665,096
		1,665,096
Banks: Diversified — 3.2%
First Horizon National Corp.	463,360	6,621,414
		6,621,414
Building Materials — 2.5%
Owens Corning	122,951	5,336,073
		5,336,073
Computer Services, Software & Systems — 15.1%
CommVault Systems, Inc.(1)	182,260	7,964,762
Google, Inc., Class A(1)	12,542	6,957,047
Informatica Corp.(1)	239,940	10,522,569
Microsoft Corp.	152,070	6,182,406
		31,626,784
Containers & Packaging — 3.3%
Sealed Air Corp.	150,020	6,834,911
		6,834,911
Diversified Financial Services — 3.5%
JPMorgan Chase & Co.	121,270	7,346,537
		7,346,537
Diversified Media — 4.2%
Twenty-First Century Fox, Inc., Class A	257,900	8,727,336
		8,727,336
Diversified Retail — 14.2%
Dollar General Corp.(1)	100,140	7,548,553
Liberty Interactive Corp., Class A(1)	453,650	13,242,044
Liberty Ventures, Series A(1)	213,329	8,961,951
		29,752,548
Financial Data & Systems — 3.4%
Fidelity National Information Services, Inc.	103,630	7,053,058
		7,053,058
Health Care Management Services — 4.3%
Magellan Health, Inc.(1)	126,360	8,948,815
		8,948,815
Health Care Services — 6.3%
Allscripts Healthcare Solutions, Inc.(1)	628,374	7,515,353
HMS Holdings Corp.(1)	373,652	5,772,923
		13,288,276
Insurance: Property - Casualty — 10.1%
FNF Group	309,660	11,383,102
XL Group PLC	267,890	9,858,352
		21,241,454
Oil: Crude Producers — 1.8%
Laredo Petroleum, Inc.(1)	292,030	3,808,071
		3,808,071

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

March 31, 2015 (unaudited)	Shares	Value
Oil: Integrated — 5.2%
Chevron Corp.	103,715	$10,888,001
		10,888,001
Pharmaceuticals — 6.3%
Actavis PLC(1)	18,383	5,471,148
Pfizer, Inc.	222,350	7,735,557
		13,206,705
Real Estate Investment Trusts — 3.4%
Iron Mountain, Inc.	195,921	7,147,198
		7,147,198
Scientific Instruments: Pollution Control — 4.1%
Clean Harbors, Inc.(1)	151,013	8,574,518
		8,574,518
Utilities: Electrical — 4.2%
NRG Energy, Inc.	350,030	8,817,256
		8,817,256
Total Common Stocks (Cost $190,328,552)		207,905,849

	Principal Amount	Value
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $1,742,000, due 4/1/2015(2)	$1,742,000	1,742,000
Total Repurchase Agreements (Cost $1,742,000)		1,742,000
Total Investments — 100.1% (Cost $192,070,552)		209,647,849
Other Liabilities, Net — (0.1)%		(134,130)
Total Net Assets — 100.0%		$209,513,719

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$1,778,400

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$207,905,849	$—	$—	$207,905,849
Repurchase Agreements	—	1,742,000	—	1,742,000

Total	$207,905,849	$1,742,000	$—	$209,647,849

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

March 31, 2015 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 95.6%
Chemicals: Diversified — 5.5%
Sociedad Quimica y Minera de Chile S.A., ADR		9,117,188	$166,388,681
			166,388,681
Copper — 10.2%
First Quantum Minerals Ltd.	CAD	18,617,342	225,633,571
HudBay Minerals, Inc.		8,371,325	68,477,438
Taseko Mines Ltd.(1)(2)		22,691,678	14,520,405
			308,631,414
Fertilizers — 4.2%
The Mosaic Co.		2,800,951	129,011,803
			129,011,803
Gold — 3.3%
Goldcorp, Inc.		5,497,173	99,608,775
			99,608,775
Metals & Minerals: Diversified — 16.8%
Iluka Resources Ltd.(2)	AUD	21,860,939	141,528,267
Mineral Resources Ltd.(2)	AUD	13,185,959	67,790,829
Turquoise Hill Resources Ltd.(1)		95,794,681	298,879,405
			508,198,501
Oil: Crude Producers — 55.3%
Antero Resources Corp.(1)		3,985,475	140,766,977
Cabot Oil & Gas Corp.		5,094,638	150,444,660
Concho Resources, Inc.(1)		1,097,820	127,259,294
Denbury Resources, Inc.		9,895,536	72,138,457
EOG Resources, Inc.		1,182,800	108,450,932
Kosmos Energy Ltd.(1)		12,484,071	98,749,002
Laredo Petroleum, Inc.(1)(2)		12,198,882	159,073,421
Noble Energy, Inc.		3,012,965	147,333,988
Ophir Energy PLC(1)(2)	GBP	37,863,431	75,712,596
Painted Pony Petroleum Ltd.(1)(3)(4)	CAD	2,594,011	12,124,705
Painted Pony Petroleum Ltd.(1)	CAD	2,122,002	9,918,481
Peyto Exploration & Development Corp.	CAD	5,178,979	138,863,943
Range Resources Corp.		2,926,718	152,306,405
Rosetta Resources, Inc.(1)(2)		5,390,489	91,746,123
Southwestern Energy Co.(1)		2,898,214	67,209,583
Tourmaline Oil Corp.(1)	CAD	4,094,820	123,922,822
			1,676,021,389
Utilities: Miscellaneous — 0.3%
Calpine Corp.(1)		394,263	9,016,795
			9,016,795
Total Common Stocks (Cost $3,785,749,072)			2,896,877,358

		Principal Amount	Value
Repurchase Agreements — 4.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $125,078,000, due 4/1/2015(5)		$125,078,000	125,078,000
Total Repurchase Agreements (Cost $125,078,000)			125,078,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

March 31, 2015 (unaudited)	Value
Total Investments — 99.7% (Cost $3,910,827,072)	$3,021,955,358
Other Assets, Net — 0.3%	10,087,319
Total Net Assets — 100.0%	$3,032,042,677

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Fair valued security.
(4)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $12,124,705, representing 0.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$127,582,000

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks
Other	$2,884,752,653	$—	$—	$2,884,752,653
Painted Pony Petroleum Ltd.		12,124,705		12,124,705
Repurchase Agreements	—	125,078,000	—	125,078,000

Total	$2,884,752,653	$137,202,705	$—	$3,021,955,358

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 96.1%
Advertising Agencies — 1.2%
Constant Contact, Inc.(1)	467,240	$17,853,240
		17,853,240
Aerospace — 2.8%
HEICO Corp., Class A	447,598	22,174,005
Teledyne Technologies, Inc.(1)	189,047	20,176,986
		42,350,991
Air Transport — 1.2%
Allegiant Travel Co.	94,100	18,094,489
		18,094,489
Asset Management & Custodian — 0.9%
WisdomTree Investments, Inc.	652,090	13,993,851
		13,993,851
Auto Parts — 1.0%
Tenneco, Inc.(1)	260,590	14,963,078
		14,963,078
Back Office Support, HR and Consulting — 4.7%
Huron Consulting Group, Inc.(1)	199,229	13,178,998
Ritchie Bros. Auctioneers, Inc.	745,540	18,593,768
TriNet Group, Inc.(1)	584,670	20,597,924
TrueBlue, Inc.(1)	799,330	19,463,686
		71,834,376
Banks: Diversified — 1.5%
Western Alliance Bancorp(1)	753,110	22,322,180
		22,322,180
Beverage: Brewers & Distillers — 1.4%
The Boston Beer Co., Inc., Class A(1)	78,076	20,877,522
		20,877,522
Biotechnology — 14.5%
Amicus Therapeutics, Inc.(1)	1,643,544	17,881,759
Avalanche Biotechnologies, Inc.(1)	219,721	8,903,095
Bluebird Bio, Inc.(1)	150,845	18,217,551
Chimerix, Inc.(1)	297,720	11,221,067
Immune Design Corp.(1)	330,132	6,969,087
Juno Therapeutics, Inc.(1)	171,090	10,378,319
Kite Pharma, Inc.(1)	151,160	8,718,909
KYTHERA Biopharmaceuticals, Inc.(1)	272,070	13,644,310
Ligand Pharmaceuticals, Inc.(1)	239,490	18,467,074
Loxo Oncology, Inc.(1)	535,690	6,669,341
Neurocrine Biosciences, Inc.(1)	383,120	15,213,695
Receptos, Inc.(1)	110,062	18,148,123
Sage Therapeutics, Inc.(1)	229,406	11,523,063
Spark Therapeutics, Inc.(1)	146,900	11,384,750
Tekmira Pharmaceuticals Corp.(1)	373,840	6,527,246
Ultragenyx Pharmaceutical, Inc.(1)	205,534	12,761,606
Vital Therapies, Inc.(1)	710,052	17,758,401
Zafgen, Inc.(1)	203,940	8,078,063
		222,465,459
Building Materials — 2.1%
Headwaters, Inc.(1)	794,820	14,576,999
Simpson Manufacturing Co., Inc.	451,500	16,872,555
		31,449,554

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Commercial Services: Rental & Leasing — 0.8%
H&E Equipment Services, Inc.	498,700	$12,462,513
		12,462,513
Communications Technology — 1.3%
RingCentral, Inc., Class A(1)	1,344,320	20,608,426
		20,608,426
Computer Services, Software & Systems — 10.2%
Barracuda Networks, Inc.(1)	637,389	24,520,355
comScore, Inc.(1)	494,410	25,313,792
LogMeIn, Inc.(1)	760,970	42,606,710
Proofpoint, Inc.(1)	718,305	42,538,022
The Ultimate Software Group, Inc.(1)	124,573	21,171,804
		156,150,683
Consumer Lending — 1.4%
PRA Group, Inc.(1)	393,197	21,358,461
		21,358,461
Diversified Materials & Processing — 1.8%
Hexcel Corp.	525,166	27,004,036
		27,004,036
Education Services — 0.8%
Capella Education Co.	184,800	11,989,824
		11,989,824
Electronic Entertainment — 1.3%
Take-Two Interactive Software, Inc.(1)	762,680	19,414,019
		19,414,019
Entertainment — 1.4%
IMAX Corp.(1)	624,987	21,068,312
		21,068,312
Financial Data & Systems — 4.6%
Blackhawk Network Holdings, Inc., Class B(1)	446,522	15,873,857
Euronet Worldwide, Inc.(1)	631,892	37,123,655
Heartland Payment Systems, Inc.	376,330	17,631,061
		70,628,573
Foods — 2.4%
Freshpet, Inc.(1)	796,640	15,478,715
Pinnacle Foods, Inc.	508,630	20,757,190
		36,235,905
Health Care Services — 2.5%
Acadia Healthcare Co., Inc.(1)	300,272	21,499,475
ExamWorks Group, Inc.(1)	408,120	16,985,955
		38,485,430
Hotel/Motel — 1.5%
La Quinta Holdings, Inc.(1)	939,050	22,236,704
		22,236,704
Household Furnishings — 1.4%
Restoration Hardware Holdings, Inc.(1)	220,920	21,913,055
		21,913,055
Leisure Time — 1.0%
Marriott Vacations Worldwide Corp.	190,881	15,470,905
		15,470,905

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies — 4.9%
AtriCure, Inc.(1)	760,788	$15,588,546
Entellus Medical, Inc.(1)	381,080	8,345,652
STERIS Corp.	305,910	21,496,296
West Pharmaceutical Services, Inc.	482,905	29,075,710
		74,506,204
Medical Equipment — 5.0%
DexCom, Inc.(1)	227,524	14,183,846
Fluidigm Corp.(1)	584,400	24,603,240
NxStage Medical, Inc.(1)	1,601,810	27,711,313
Zeltiq Aesthetics, Inc.(1)	312,150	9,623,585
		76,121,984
Office Supplies & Equipment — 1.2%
Steelcase, Inc., Class A	1,006,609	19,065,174
		19,065,174
Oil Well Equipment & Services — 1.1%
Newpark Resources, Inc.(1)	1,005,040	9,155,914
RigNet, Inc.(1)	281,051	8,035,248
		17,191,162
Oil: Crude Producers — 1.3%
Carrizo Oil & Gas, Inc.(1)	203,500	10,103,775
Diamondback Energy, Inc.(1)	132,200	10,158,248
		20,262,023
Oil: Refining And Marketing — 0.5%
Western Refining, Inc.	155,560	7,683,108
		7,683,108
Pharmaceuticals — 2.1%
Ascendis Pharma A/S, ADR(1)	424,850	7,371,148
Ocular Therapeutix, Inc.(1)	262,551	11,023,204
Pacira Pharmaceuticals, Inc.(1)	157,971	14,035,723
		32,430,075
Restaurants — 3.3%
Papa John’s International, Inc.	277,590	17,157,838
Popeyes Louisiana Kitchen, Inc.(1)	227,620	13,616,228
Red Robin Gourmet Burgers, Inc.(1)	235,730	20,508,510
		51,282,576
Scientific Instruments: Electrical — 0.7%
Littelfuse, Inc.	107,550	10,689,395
		10,689,395
Securities Brokerage & Services — 0.5%
MarketAxess Holdings, Inc.	87,923	7,288,817
		7,288,817
Semiconductors & Components — 3.4%
M/A-COM Technology Solutions Holdings, Inc.(1)	451,150	16,809,849
Monolithic Power Systems, Inc.	274,260	14,439,789
Tower Semiconductor Ltd.(1)	1,263,240	21,449,815
		52,699,453
Specialty Retail — 3.4%
Boot Barn Holdings, Inc.(1)	523,210	12,515,183
Burlington Stores, Inc.(1)	315,929	18,772,501
Lithia Motors, Inc., Class A	208,440	20,721,021
		52,008,705

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Steel — 1.2%
Steel Dynamics, Inc.	910,330	$18,297,633
		18,297,633
Textiles, Apparel & Shoes — 1.8%
Carter’s, Inc.	172,470	15,948,301
G-III Apparel Group Ltd.(1)	109,633	12,350,157
		28,298,458
Truckers — 1.0%
Knight Transportation, Inc.	492,720	15,890,220
		15,890,220
Utilities: Telecommunications — 1.0%
Cogent Communications Holdings, Inc.	413,360	14,604,009
		14,604,009
Total Common Stocks (Cost $1,148,839,150)		1,469,550,582

	Principal Amount	Value
Repurchase Agreements — 2.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $38,540,000, due 4/1/2015(2)	$38,540,000	38,540,000
Total Repurchase Agreements (Cost $38,540,000)		38,540,000
Total Investments — 98.6% (Cost $1,187,379,150)		1,508,090,582
Other Assets, Net — 1.4%		21,106,878
Total Net Assets — 100.0%		$1,529,197,460

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$39,312,000

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,469,550,582	$—	$—	$1,469,550,582
Repurchase Agreements	—	38,540,000	—	38,540,000

Total	$1,469,550,582	$38,540,000	$—	$1,508,090,582

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 98.8%
Advertising Agencies — 2.0%
Constant Contact, Inc.(1)	430,270	$16,440,617
		16,440,617
Aerospace — 4.3%
HEICO Corp., Class A	383,403	18,993,785
Teledyne Technologies, Inc.(1)	157,402	16,799,515
		35,793,300
Air Transport — 1.8%
Allegiant Travel Co.	77,410	14,885,169
		14,885,169
Asset Management & Custodian — 1.3%
WisdomTree Investments, Inc.	528,590	11,343,541
		11,343,541
Auto Parts — 2.6%
Gentex Corp.	1,198,700	21,936,210
		21,936,210
Back Office Support, HR and Consulting — 4.5%
Huron Consulting Group, Inc.(1)	165,666	10,958,806
Ritchie Bros. Auctioneers, Inc.	589,030	14,690,408
Robert Half International, Inc.	199,420	12,068,898
		37,718,112
Banks: Diversified — 2.2%
PrivateBancorp, Inc.	283,610	9,974,564
SVB Financial Group(1)	69,245	8,796,885
		18,771,449
Beverage: Brewers & Distillers — 1.9%
The Boston Beer Co., Inc., Class A(1)	58,356	15,604,394
		15,604,394
Biotechnology — 2.8%
Ligand Pharmaceuticals, Inc.(1)	309,270	23,847,810
		23,847,810
Building Materials — 1.5%
Headwaters, Inc.(1)	706,440	12,956,110
		12,956,110
Chemicals: Specialty — 1.5%
Quaker Chemical Corp.	146,329	12,531,616
		12,531,616
Computer Services, Software & Systems — 10.8%
Barracuda Networks, Inc.(1)	267,530	10,291,879
LogMeIn, Inc.(1)	607,627	34,021,036
PTC, Inc.(1)	318,730	11,528,464
Rackspace Hosting, Inc.(1)	403,940	20,839,265
The Ultimate Software Group, Inc.(1)	83,076	14,119,181
		90,799,825
Consumer Lending — 2.1%
PRA Group, Inc.(1)	321,070	17,440,522
		17,440,522
Containers & Packaging — 1.2%
Graphic Packaging Holding Co.	690,180	10,035,217
		10,035,217

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Diversified Materials & Processing — 3.2%
Hexcel Corp.	516,908	$26,579,409
26,579,409
Entertainment — 2.1%
IMAX Corp.(1)	535,205	18,041,761
		18,041,761
Financial Data & Systems — 5.5%
Euronet Worldwide, Inc.(1)	538,875	31,658,906
Heartland Payment Systems, Inc.	310,020	14,524,437
		46,183,343
Foods — 2.3%
Pinnacle Foods, Inc.	466,450	19,035,824
		19,035,824
Health Care Facilities — 1.6%
Universal Health Services, Inc., Class B	117,675	13,851,524
		13,851,524
Health Care Services — 3.2%
ExamWorks Group, Inc.(1)	361,781	15,057,325
Premier, Inc., Class A(1)	319,110	11,992,154
		27,049,479
Hotel/Motel — 2.0%
La Quinta Holdings, Inc.(1)	716,130	16,957,958
		16,957,958
Household Furnishings — 2.3%
Restoration Hardware Holdings, Inc.(1)	198,258	19,665,211
		19,665,211
Leisure Time — 1.6%
Marriott Vacations Worldwide Corp.	168,984	13,696,153
		13,696,153
Luxury Items — 2.5%
Signet Jewelers Ltd.	151,085	20,969,087
		20,969,087
Medical & Dental Instruments & Supplies — 6.0%
STERIS Corp.	287,840	20,226,517
West Pharmaceutical Services, Inc.	507,866	30,578,612
		50,805,129
Medical Equipment — 1.8%
IDEXX Laboratories, Inc.(1)	100,866	15,581,780
		15,581,780
Office Supplies & Equipment — 1.8%
Knoll, Inc.	657,226	15,398,805
		15,398,805
Oil Well Equipment & Services — 1.0%
Newpark Resources, Inc.(1)	921,010	8,390,401
		8,390,401
Oil: Crude Producers — 2.0%
Carrizo Oil & Gas, Inc.(1)	179,490	8,911,678
Diamondback Energy, Inc.(1)	105,270	8,088,947
		17,000,625
Pharmaceuticals — 5.6%
Jazz Pharmaceuticals PLC(1)	149,277	25,793,573

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Pacira Pharmaceuticals, Inc.(1)	236,645	$21,025,908
		46,819,481
Recreational Vehicles & Boats — 1.8%
Brunswick Corp.	293,550	15,103,148
		15,103,148
Restaurants — 2.7%
Papa John’s International, Inc.	173,240	10,707,965
Popeyes Louisiana Kitchen, Inc.(1)	195,437	11,691,041
		22,399,006
Scientific Instruments: Electrical — 1.0%
Littelfuse, Inc.	83,976	8,346,375
		8,346,375
Securities Brokerage & Services — 0.7%
MarketAxess Holdings, Inc.	72,273	5,991,432
		5,991,432
Semiconductors & Components — 2.7%
M/A-COM Technology Solutions Holdings, Inc.(1)	386,521	14,401,773
Microsemi Corp.(1)	225,413	7,979,620
		22,381,393
Textiles, Apparel & Shoes — 1.8%
Carter’s, Inc.	159,747	14,771,805
		14,771,805
Truckers — 1.3%
Old Dominion Freight Line, Inc.(1)	138,957	10,741,376
		10,741,376
Utilities: Telecommunications — 1.8%
Zayo Group Holdings, Inc.(1)	556,120	15,549,115
		15,549,115
Total Common Stocks (Cost $629,505,355)		831,413,512

	Principal Amount	Value
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $6,449,000, due 4/1/2015(2)	$6,449,000	6,449,000
Total Repurchase Agreements (Cost $6,449,000)		6,449,000
Total Investments — 99.6% (Cost $635,954,355)		837,862,512
Other Assets, Net — 0.4%		3,564,810
Total Net Assets — 100.0%		$841,427,322

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$6,578,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$831,413,512	$—	$—	$831,413,512
Repurchase Agreements	—	6,449,000	—	6,449,000

Total	$831,413,512	$6,449,000	$—	$837,862,512

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 98.4%
Aerospace — 3.5%
B/E Aerospace, Inc.	56,980	$3,625,067
Teledyne Technologies, Inc.(1)	37,175	3,967,688
		7,592,755
Air Transport — 1.8%
Allegiant Travel Co.	19,755	3,798,689
		3,798,689
Asset Management & Custodian — 1.4%
WisdomTree Investments, Inc.	135,650	2,911,049
		2,911,049
Auto Parts — 2.4%
Gentex Corp.	285,650	5,227,395
		5,227,395
Back Office Support, HR and Consulting — 2.4%
Ritchie Bros. Auctioneers, Inc.	148,300	3,698,602
Robert Half International, Inc.	23,700	1,434,324
		5,132,926
Banks: Diversified — 1.3%
Signature Bank(1)	21,565	2,794,393
		2,794,393
Beverage: Brewers & Distillers — 2.3%
Constellation Brands, Inc., Class A(1)	43,190	5,019,110
		5,019,110
Biotechnology — 2.5%
Bluebird Bio, Inc.(1)	11,700	1,413,009
Juno Therapeutics, Inc.(1)	23,950	1,452,807
Kite Pharma, Inc.(1)	20,140	1,161,675
Receptos, Inc.(1)	8,970	1,479,063
		5,506,554
Commercial Services: Rental & Leasing — 1.0%
United Rentals, Inc.(1)	22,897	2,087,291
		2,087,291
Computer Services, Software & Systems — 7.3%
Akamai Technologies, Inc.(1)	38,780	2,755,125
AOL, Inc.(1)	54,410	2,155,180
Infoblox, Inc.(1)	152,640	3,643,517
PTC, Inc.(1)	69,200	2,502,964
Rackspace Hosting, Inc.(1)	89,940	4,640,005
		15,696,791
Consumer Lending — 0.9%
FleetCor Technologies, Inc.(1)	12,980	1,958,942
		1,958,942
Containers & Packaging — 1.8%
Rock-Tenn Co., Class A	58,720	3,787,440
		3,787,440
Cosmetics — 1.9%
The Estee Lauder Companies, Inc., Class A	50,410	4,192,096
		4,192,096

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Diversified Financial Services — 1.9%
Raymond James Financial, Inc.	72,081	$4,092,759
		4,092,759
Diversified Materials & Processing — 2.0%
Hexcel Corp.	85,330	4,387,669
		4,387,669
Diversified Retail — 1.4%
Dollar Tree, Inc.(1)	38,110	3,092,436
		3,092,436
Drug & Grocery Store Chains — 3.9%
The Kroger Co.	47,840	3,667,414
Whole Foods Market, Inc.	93,550	4,872,084
		8,539,498
Electronic Entertainment — 2.7%
Activision Blizzard, Inc.	131,050	2,978,111
King Digital Entertainment PLC	179,640	2,881,426
		5,859,537
Financial Data & Systems — 3.5%
Alliance Data Systems Corp.(1)	5,962	1,766,243
Euronet Worldwide, Inc.(1)	57,410	3,372,837
Global Payments, Inc.	26,870	2,463,442
		7,602,522
Foods — 2.1%
Pinnacle Foods, Inc.	111,610	4,554,804
		4,554,804
Health Care Facilities — 1.3%
Universal Health Services, Inc., Class B	23,220	2,733,226
		2,733,226
Hotel/Motel — 2.1%
Hilton Worldwide Holdings, Inc.(1)	154,200	4,567,404
		4,567,404
Household Furnishings — 1.8%
Restoration Hardware Holdings, Inc.(1)	39,800	3,947,762
		3,947,762
Luxury Items — 1.9%
Signet Jewelers Ltd.	29,525	4,097,775
		4,097,775
Machinery: Tools — 0.9%
Snap-on, Inc.	13,575	1,996,339
		1,996,339
Medical & Dental Instruments & Supplies — 5.6%
Edwards Lifesciences Corp.(1)	21,800	3,105,628
STERIS Corp.	35,600	2,501,612
West Pharmaceutical Services, Inc.	58,182	3,503,138
Zimmer Holdings, Inc.	24,755	2,909,208
		12,019,586
Medical Equipment — 2.7%
IDEXX Laboratories, Inc.(1)	15,455	2,387,488
Illumina, Inc.(1)	18,560	3,445,479
		5,832,967
Oil: Crude Producers — 1.6%
Concho Resources, Inc.(1)	12,685	1,470,445

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Diamondback Energy, Inc.(1)	26,950	$2,070,838
		3,541,283
Oil: Refining And Marketing — 1.5%
Tesoro Corp.	34,930	3,188,760
		3,188,760
Pharmaceuticals — 5.4%
BioMarin Pharmaceutical, Inc.(1)	33,900	4,224,618
Jazz Pharmaceuticals PLC(1)	18,270	3,156,873
Mallinckrodt PLC(1)	34,500	4,369,425
		11,750,916
Production Technology Equipment — 0.8%
Lam Research Corp.	24,470	1,718,650
		1,718,650
Real Estate Services — 2.2%
CBRE Group, Inc., Class A(1)	122,090	4,726,104
		4,726,104
Recreational Vehicles & Boats — 1.8%
Brunswick Corp.	77,300	3,977,085
		3,977,085
Restaurants — 2.6%
Chipotle Mexican Grill, Inc.(1)	8,514	5,538,698
		5,538,698
Scientific Instruments: Electrical — 1.4%
AMETEK, Inc.	59,295	3,115,359
		3,115,359
Securities Brokerage & Services — 1.3%
IntercontinentalExchange, Inc.	12,395	2,891,382
		2,891,382
Semiconductors & Components — 2.5%
Avago Technologies Ltd.	20,190	2,563,726
NXP Semiconductors N.V.(1)	28,100	2,820,116
		5,383,842
Specialty Retail — 5.2%
Advance Auto Parts, Inc.	28,165	4,216,019
Burlington Stores, Inc.(1)	43,550	2,587,741
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	30,050	4,533,042
		11,336,802
Steel — 1.7%
Steel Dynamics, Inc.	180,200	3,622,020
		3,622,020
Textiles, Apparel & Shoes — 3.3%
Carter’s, Inc.	37,152	3,435,446
lululemon athletica, Inc.(1)	58,170	3,724,043
		7,159,489
Truckers — 1.3%
Old Dominion Freight Line, Inc.(1)	36,355	2,810,241
		2,810,241

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Utilities: Telecommunications — 1.5%
Zayo Group Holdings, Inc.(1)	115,140	$3,219,314
		3,219,314
Total Common Stocks (Cost $180,267,919)		213,009,660

	Principal Amount	Value
Repurchase Agreements — 2.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $4,363,000, due 4/1/2015(2)	$4,363,000	4,363,000
Total Repurchase Agreements (Cost $4,363,000)		4,363,000
Total Investments — 100.4% (Cost $184,630,919)		217,372,660
Other Liabilities, Net — (0.4)%		(825,828)
Total Net Assets — 100.0%		$216,546,832

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$4,451,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$213,009,660	$—	$—	$213,009,660
Repurchase Agreements	—	4,363,000	—	4,363,000

Total	$213,009,660	$4,363,000	$—	$217,372,660

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 99.7%
Aerospace — 2.3%
BE Aerospace, Inc.	93,800	$5,967,556
		5,967,556
Air Transport — 3.5%
FedEx Corp.	28,940	4,788,123
Southwest Airlines Co.	102,090	4,522,587
		9,310,710
Back Office Support, HR and Consulting — 1.7%
Robert Half International, Inc.	73,300	4,436,116
		4,436,116
Beverage: Brewers & Distillers — 3.4%
Constellation Brands, Inc., Class A(1)	77,065	8,955,724
		8,955,724
Biotechnology — 7.9%
Biogen, Inc.(1)	25,440	10,741,785
Celgene Corp.(1)	88,150	10,161,932
		20,903,717
Commercial Services: Rental & Leasing — 1.3%
United Rentals, Inc.(1)	37,213	3,392,337
		3,392,337
Computer Services, Software & Systems — 9.4%
Akamai Technologies, Inc.(1)	54,970	3,905,344
Facebook, Inc., Class A(1)	151,220	12,432,552
Google, Inc., Class C(1)	10,233	5,607,684
Yahoo!, Inc.(1)	64,880	2,882,943
		24,828,523
Computer Technology — 3.5%
Apple, Inc.	73,967	9,203,714
		9,203,714
Consumer Lending — 1.2%
FleetCor Technologies, Inc.(1)	20,330	3,068,204
		3,068,204
Containers & Packaging — 2.8%
Rock-Tenn Co., Class A	115,410	7,443,945
		7,443,945
Cosmetics — 2.1%
The Estee Lauder Companies, Inc., Class A	67,780	5,636,585
		5,636,585
Diversified Financial Services — 2.5%
Raymond James Financial, Inc.	116,656	6,623,728
		6,623,728
Diversified Manufacturing Operations — 2.1%
Illinois Tool Works, Inc.	55,524	5,393,601
		5,393,601
Diversified Retail — 3.0%
Amazon.com, Inc.(1)	10,600	3,944,260
Dollar Tree, Inc.(1)	47,940	3,890,091
		7,834,351
Drug & Grocery Store Chains — 6.6%
The Kroger Co.	108,960	8,352,874

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Whole Foods Market, Inc.	172,500	$8,983,800
		17,336,674
Electronic Entertainment — 1.7%
Activision Blizzard, Inc.	198,700	4,515,457
		4,515,457
Financial Data & Systems — 3.1%
Alliance Data Systems Corp.(1)	9,644	2,857,035
Visa, Inc., Class A	82,632	5,404,959
		8,261,994
Health Care Facilities — 1.4%
Universal Health Services, Inc., Class B	30,450	3,584,269
		3,584,269
Hotel/Motel — 2.5%
Hilton Worldwide Holdings, Inc.(1)	219,000	6,486,780
		6,486,780
Machinery: Tools — 1.3%
Snap-on, Inc.	22,415	3,296,350
		3,296,350
Medical & Dental Instruments & Supplies — 3.4%
Edwards Lifesciences Corp.(1)	34,500	4,914,870
Zimmer Holdings, Inc.	33,675	3,957,486
		8,872,356
Medical Equipment — 1.6%
Illumina, Inc.(1)	22,950	4,260,438
		4,260,438
Oil Well Equipment & Services — 1.7%
Schlumberger Ltd.	52,995	4,421,903
		4,421,903
Oil: Crude Producers — 2.0%
EOG Resources, Inc.	56,225	5,155,270
		5,155,270
Paints & Coatings — 1.1%
The Sherwin-Williams Co.	9,700	2,759,650
		2,759,650
Pharmaceuticals — 4.0%
Gilead Sciences, Inc.(1)	107,950	10,593,133
		10,593,133
Production Technology Equipment — 1.1%
Lam Research Corp.	42,710	2,999,737
		2,999,737
Real Estate Investment Trusts — 1.3%
Equinix, Inc.	15,060	3,506,721
		3,506,721
Real Estate Services — 3.0%
CBRE Group, Inc., Class A(1)	205,470	7,953,744
		7,953,744
Restaurants — 3.4%
Chipotle Mexican Grill, Inc.(1)	5,990	3,896,735
Starbucks Corp.	54,550	5,165,885
		9,062,620

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

March 31, 2015 (unaudited)	Shares	Value
Scientific Instruments: Electrical — 1.7%
AMETEK, Inc.	85,794	$4,507,617
		4,507,617
Semiconductors & Components — 3.3%
Avago Technologies Ltd.	25,040	3,179,579
NXP Semiconductors N.V.(1)	55,000	5,519,800
		8,699,379
Specialty Retail — 6.9%
Advance Auto Parts, Inc.	37,290	5,581,940
The Home Depot, Inc.	58,435	6,638,800
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	39,500	5,958,575
		18,179,315
Textiles, Apparel & Shoes — 1.9%
lululemon athletica, Inc.(1)	76,530	4,899,451
		4,899,451
Total Common Stocks (Cost $209,204,127)		262,351,669
Total Investments — 99.7% (Cost $209,204,127)		262,351,669
Other Assets, Net — 0.3%		890,059
Total Net Assets — 100.0%		$263,241,728

(1)	Non-income-producing security.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$262,351,669	$—	$—	$262,351,669

Total	$262,351,669	$—	$—	$262,351,669

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 96.9%
Advertising Agencies — 1.8%
Constant Contact, Inc.(1)	84,440	$3,226,452
		3,226,452
Communications Technology — 3.9%
Infinera Corp.(1)	251,100	4,939,137
RingCentral, Inc., Class A(1)	143,300	2,196,789
		7,135,926
Computer Services, Software & Systems — 41.4%
Akamai Technologies, Inc.(1)	31,570	2,242,891
AOL, Inc.(1)	51,610	2,044,272
CommVault Systems, Inc.(1)	62,970	2,751,789
comScore, Inc.(1)	49,540	2,536,448
Criteo S.A., ADR(1)	57,140	2,257,030
Everyday Health, Inc.(1)	147,200	1,892,992
Facebook, Inc., Class A(1)	119,660	9,837,847
Fortinet, Inc.(1)	74,900	2,617,755
Google, Inc., Class C(1)	14,274	7,822,152
Guidewire Software, Inc.(1)	40,000	2,104,400
Infoblox, Inc.(1)	216,500	5,167,855
LinkedIn Corp., Class A(1)	7,750	1,936,415
LogMeIn, Inc.(1)	93,900	5,257,461
NetSuite, Inc.(1)	18,920	1,755,019
OPOWER, Inc.(1)	139,510	1,413,236
Proofpoint, Inc.(1)	86,340	5,113,055
PTC, Inc.(1)	45,700	1,652,969
Qlik Technologies, Inc.(1)	66,800	2,079,484
Rackspace Hosting, Inc.(1)	82,148	4,238,015
salesforce.com, Inc.(1)	33,000	2,204,730
ServiceNow, Inc.(1)	24,200	1,906,476
The Ultimate Software Group, Inc.(1)	10,030	1,704,649
Yahoo!, Inc.(1)	123,500	5,487,722
		76,024,662
Computer Technology — 5.7%
Silicon Graphics International Corp.(1)	318,683	2,769,355
Super Micro Computer, Inc.(1)	122,020	4,052,284
Synaptics, Inc.(1)	27,310	2,220,440
Western Digital Corp.	15,840	1,441,598
		10,483,677
Consumer Services: Miscellaneous — 2.3%
eBay, Inc.(1)	72,600	4,187,568
		4,187,568
Diversified Retail — 1.2%
Amazon.com, Inc.(1)	6,140	2,284,694
		2,284,694
Electronic Entertainment — 6.2%
Activision Blizzard, Inc.	138,200	3,140,595
King Digital Entertainment PLC	347,950	5,581,118
Take-Two Interactive Software, Inc.(1)	105,200	2,677,866
		11,399,579
Energy Equipment — 2.4%
SunPower Corp.(1)	67,780	2,122,192
Trina Solar Ltd., ADR(1)	181,620	2,195,786
		4,317,978

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

March 31, 2015 (unaudited)	Shares	Value
Entertainment — 1.5%
IMAX Corp.(1)	80,300	$2,706,913
		2,706,913
Medical Equipment — 1.9%
Illumina, Inc.(1)	18,920	3,512,309
		3,512,309
Pharmaceuticals — 1.4%
Gilead Sciences, Inc.(1)	26,565	2,606,824
		2,606,824
Production Technology Equipment — 1.4%
Lam Research Corp.	37,330	2,621,873
		2,621,873
Semiconductors & Components — 24.8%
Avago Technologies Ltd.	22,010	2,794,830
Intersil Corp., Class A	192,270	2,753,306
M/A-COM Technology Solutions Holdings, Inc.(1)	68,044	2,535,320
Marvell Technology Group Ltd.	356,020	5,233,494
MaxLinear, Inc., Class A(1)	214,840	1,746,649
Micrel, Inc.	403,975	6,091,943
Micron Technology, Inc.(1)	87,860	2,383,642
Microsemi Corp.(1)	33,497	1,185,794
Monolithic Power Systems, Inc.	65,300	3,438,045
NXP Semiconductors N.V.(1)	41,200	4,134,832
O2Micro International Ltd., ADR(1)	242,312	634,857
ON Semiconductor Corp.(1)	163,490	1,979,864
Power Integrations, Inc.	34,740	1,809,259
Skyworks Solutions, Inc.	25,300	2,486,737
SunEdison, Inc.(1)	91,750	2,202,000
Tower Semiconductor Ltd.(1)	240,800	4,088,784
		45,499,356
Utilities: Telecommunications — 1.0%
Zayo Group Holdings, Inc.(1)	68,600	1,918,056
		1,918,056
Total Common Stocks (Cost $140,537,099)		177,925,867

	Principal Amount	Value
Repurchase Agreements — 4.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $7,223,000, due 4/1/2015(2)	$7,223,000	7,223,000
Total Repurchase Agreements (Cost $7,223,000)		7,223,000
Total Investments — 100.9% (Cost $147,760,099)		185,148,867
Other Liabilities, Net — (0.9)%		(1,560,694)
Total Net Assets — 100.0%		$183,588,173

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.75%	11/15/2023	$7,371,000

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$177,925,867	$—	$—	$177,925,867
Repurchase Agreements	—	7,223,000	—	7,223,000

Total	$177,925,867	$7,223,000	$—	$185,148,867

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 93.3%
Advertising Agencies — 1.2%
Constant Contact, Inc.(1)	28,850	$1,102,358
		1,102,358
Aerospace — 2.6%
HEICO Corp., Class A	24,569	1,217,148
Teledyne Technologies, Inc.(1)	10,790	1,151,617
		2,368,765
Air Transport — 1.1%
Allegiant Travel Co.	5,310	1,021,060
		1,021,060
Asset Management & Custodian — 0.9%
WisdomTree Investments, Inc.	36,780	789,299
		789,299
Auto Parts — 0.9%
Tenneco, Inc.(1)	14,470	830,867
		830,867
Back Office Support, HR and Consulting — 6.0%
Huron Consulting Group, Inc.(1)	11,209	741,475
Ritchie Bros. Auctioneers, Inc.	41,350	1,031,269
Robert Half International, Inc.	22,516	1,362,668
TriNet Group, Inc.(1)	31,680	1,116,087
TrueBlue, Inc.(1)	44,853	1,092,171
		5,343,670
Banks: Diversified — 1.4%
Western Alliance Bancorp(1)	41,750	1,237,470
		1,237,470
Beverage: Brewers & Distillers — 1.3%
The Boston Beer Co., Inc., Class A(1)	4,266	1,140,728
		1,140,728
Biotechnology — 13.8%
Amicus Therapeutics, Inc.(1)	98,026	1,066,523
Avalanche Biotechnologies, Inc.(1)	12,245	496,167
Bluebird Bio, Inc.(1)	7,705	930,533
Chimerix, Inc.(1)	14,783	557,171
Immune Design Corp.(1)	22,080	466,109
Juno Therapeutics, Inc.(1)	9,750	591,435
Kite Pharma, Inc.(1)	7,490	432,023
KYTHERA Biopharmaceuticals, Inc.(1)	14,430	723,664
Ligand Pharmaceuticals, Inc.(1)	12,590	970,815
Loxo Oncology, Inc.(1)	35,520	442,224
Neurocrine Biosciences, Inc.(1)	21,590	857,339
Receptos, Inc.(1)	6,335	1,044,578
Sage Therapeutics, Inc.(1)	12,088	607,180
Spark Therapeutics, Inc.(1)	8,450	654,875
Tekmira Pharmaceuticals Corp.(1)	21,080	368,057
Ultragenyx Pharmaceutical, Inc.(1)	11,367	705,777
Vital Therapies, Inc.(1)	38,858	971,839
Zafgen, Inc.(1)	11,500	455,515
		12,341,824
Building Materials — 2.0%
Headwaters, Inc.(1)	47,142	864,584
Simpson Manufacturing Co., Inc.	25,635	957,980
		1,822,564

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2015 (unaudited)	Shares	Value
Commercial Services: Rental & Leasing — 0.8%
H&E Equipment Services, Inc.	28,340	$708,217
		708,217
Communications Technology — 1.4%
RingCentral, Inc., Class A(1)	79,528	1,219,164
		1,219,164
Computer Services, Software & Systems — 9.7%
Barracuda Networks, Inc.(1)	35,872	1,379,996
comScore, Inc.(1)	27,911	1,429,043
LogMeIn, Inc.(1)	42,660	2,388,534
Proofpoint, Inc.(1)	39,520	2,340,374
The Ultimate Software Group, Inc.(1)	6,778	1,151,955
		8,689,902
Consumer Lending — 1.3%
PRA Group, Inc.(1)	22,118	1,201,450
		1,201,450
Diversified Materials & Processing — 1.5%
Hexcel Corp.	26,830	1,379,599
		1,379,599
Education Services — 0.8%
Capella Education Co.	10,908	707,711
		707,711
Electronic Entertainment — 1.2%
Take-Two Interactive Software, Inc.(1)	41,090	1,045,946
		1,045,946
Entertainment — 1.2%
IMAX Corp.(1)	33,380	1,125,240
		1,125,240
Financial Data & Systems — 4.4%
Blackhawk Network Holdings, Inc., Class B(1)	25,240	897,282
Euronet Worldwide, Inc.(1)	35,645	2,094,144
Heartland Payment Systems, Inc.	20,970	982,444
		3,973,870
Foods — 2.3%
Freshpet, Inc.(1)	47,090	914,959
Pinnacle Foods, Inc.	27,990	1,142,272
		2,057,231
Health Care Services — 2.3%
Acadia Healthcare Co., Inc.(1)	16,370	1,172,092
ExamWorks Group, Inc.(1)	22,390	931,872
		2,103,964
Hotel/Motel — 1.5%
La Quinta Holdings, Inc.(1)	55,770	1,320,634
		1,320,634
Household Furnishings — 1.4%
Restoration Hardware Holdings, Inc.(1)	12,510	1,240,867
		1,240,867
Leisure Time — 1.1%
Marriott Vacations Worldwide Corp.	11,750	952,337
		952,337

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2015 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies — 4.5%
AtriCure, Inc.(1)	41,001	$840,110
Entellus Medical, Inc.(1)	21,290	466,251
STERIS Corp.	16,580	1,165,077
West Pharmaceutical Services, Inc.	25,920	1,560,643
		4,032,081
Medical Equipment — 4.8%
DexCom, Inc.(1)	13,047	813,350
Fluidigm Corp.(1)	33,500	1,410,350
NxStage Medical, Inc.(1)	88,872	1,537,485
Zeltiq Aesthetics, Inc.(1)	17,960	553,707
		4,314,892
Office Supplies & Equipment — 1.2%
Steelcase, Inc., Class A	59,051	1,118,426
		1,118,426
Oil Well Equipment & Services — 1.1%
Newpark Resources, Inc.(1)	56,820	517,630
RigNet, Inc.(1)	15,289	437,113
		954,743
Oil: Crude Producers — 1.3%
Carrizo Oil & Gas, Inc.(1)	12,390	615,164
Diamondback Energy, Inc.(1)	7,530	578,605
		1,193,769
Oil: Refining And Marketing — 0.5%
Western Refining, Inc.	8,790	434,138
		434,138
Pharmaceuticals — 2.0%
Ascendis Pharma A/S, ADR(1)	23,780	412,583
Ocular Therapeutix, Inc.(1)	14,967	628,389
Pacira Pharmaceuticals, Inc.(1)	8,360	742,786
		1,783,758
Restaurants — 3.2%
Papa John’s International, Inc.	15,400	951,874
Popeyes Louisiana Kitchen, Inc.(1)	13,330	797,401
Red Robin Gourmet Burgers, Inc.(1)	13,090	1,138,830
		2,888,105
Scientific Instruments: Electrical — 0.7%
Littelfuse, Inc.	6,140	610,255
		610,255
Securities Brokerage & Services — 0.5%
MarketAxess Holdings, Inc.	4,962	411,350
		411,350
Semiconductors & Components — 3.3%
M/A-COM Technology Solutions Holdings, Inc.(1)	25,500	950,130
Monolithic Power Systems, Inc.	15,570	819,760
Tower Semiconductor Ltd.(1)	71,554	1,214,987
		2,984,877
Specialty Retail — 3.3%
Boot Barn Holdings, Inc.(1)	29,880	714,729
Burlington Stores, Inc.(1)	18,040	1,071,937
Lithia Motors, Inc., Class A	11,510	1,144,209
		2,930,875

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2015 (unaudited)	Shares	Value
Steel — 1.2%
Steel Dynamics, Inc.	51,955	$1,044,295
		1,044,295
Textiles, Apparel & Shoes — 1.7%
Carter’s, Inc.	9,280	858,122
G-III Apparel Group Ltd.(1)	6,190	697,303
		1,555,425
Truckers — 1.0%
Knight Transportation, Inc.	28,030	903,968
		903,968
Utilities: Telecommunications — 0.9%
Cogent Communications Holdings, Inc.	21,750	768,428
		768,428
Total Common Stocks (Cost $64,288,020)		83,654,122

	Principal Amount	Value
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $1,968,000, due 4/1/2015(2)	$1,968,000	1,968,000
Total Repurchase Agreements (Cost $1,968,000)		1,968,000
Total Investments — 95.5% (Cost $66,256,020)		85,622,122
Other Assets, Net — 4.5%		4,015,687
Total Net Assets — 100.0%		$89,637,809

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.75%	11/15/2023	$2,008,800

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$83,654,122	$—	$—	$83,654,122
Repurchase Agreements	—	1,968,000	—	1,968,000

Total	$83,654,122	$1,968,000	$—	$85,622,122

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 97.1%
Australia — 6.6%
Australia & New Zealand Banking Group Ltd.	13,299	$369,981
BHP Billiton Ltd.	21,523	500,281
Commonwealth Bank of Australia	3,535	250,740
CSL Ltd.	5,729	400,814
Macquarie Group Ltd.	7,054	410,023
Woodside Petroleum Ltd.	6,214	162,800
		2,094,639
Belgium — 1.8%
KBC Groep N.V.(1)	4,747	293,376
Melexis N.V.	4,821	287,675
		581,051
Denmark — 2.7%
Coloplast A/S, Class B	3,220	243,255
Pandora A/S	3,066	279,144
Royal Unibrew A/S(1)	2,046	342,921
		865,320
France — 9.0%
Cap Gemini S.A.	5,118	419,889
Cie Generale des Etablissements Michelin	4,371	434,674
Natixis S.A.	44,206	331,129
Orange S.A.	12,990	208,614
Pernod Ricard S.A.	3,485	412,072
Rexel S.A.	18,375	346,475
TOTAL S.A.	10,169	505,470
Unibail-Rodamco SE	39	10,531
Unibail-Rodamco SE	741	200,097
		2,868,951
Germany — 8.7%
Allianz SE (Reg S)	2,008	348,622
Bayer AG (Reg S)	3,611	540,263
Daimler AG (Reg S)	5,396	518,203
Deutsche Bank AG (Reg S)	3,230	111,945
Drillisch AG	5,077	198,042
HeidelbergCement AG	4,456	352,391
HUGO BOSS AG	3,958	480,864
SAP SE	2,959	213,869
		2,764,199
Hong Kong — 5.2%
BOC Hong Kong Holdings Ltd.	71,000	252,303
CK Hutchison Holdings Ltd.	22,000	449,754
Hengan International Group Co. Ltd.	39,000	469,436
Power Assets Holdings Ltd.	22,500	228,663
SmarTone Telecommunications Holdings Ltd.	135,243	258,619
		1,658,775
Italy — 2.9%
Enel S.p.A.	100,205	452,668
Intesa Sanpaolo S.p.A.	74,951	254,384
Societa Cattolica di Assicurazioni SCRL	24,851	216,200
		923,252
Japan — 20.5%
Alps Electric Co. Ltd.	14,800	356,374
Asahi Kasei Corp.	35,000	334,237
Astellas Pharma, Inc.	30,000	491,547
Brother Industries Ltd.	19,600	311,402
Central Japan Railway Co.	2,700	487,943
Chubu Electric Power Co., Inc.	15,300	182,436
Daito Trust Construction Co. Ltd.	1,500	167,498
Dowa Holdings Co. Ltd.	21,999	187,888

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

March 31, 2015 (unaudited)	Shares	Value
Fujitsu Ltd.	48,000	$327,342
Hoya Corp.	11,300	452,388
Matsumotokiyoshi Holdings Co. Ltd.	4,300	153,010
Mitsubishi Electric Corp.	35,000	415,502
Mitsubishi UFJ Financial Group, Inc.	50,900	315,245
Nippon Telegraph & Telephone Corp.	4,500	277,789
Obic Co. Ltd.	8,100	343,483
Rohto Pharmaceutical Co. Ltd.	14,480	205,813
Sumitomo Mitsui Financial Group, Inc.	9,805	375,576
Toyota Motor Corp.	12,000	837,645
Zenkoku Hosho Co. Ltd.	7,900	295,935
		6,519,053
Netherlands — 2.2%
ING Groep N.V., CVA(1)	9,820	143,843
PostNL N.V.(1)	29,631	125,882
Wolters Kluwer N.V.	13,365	436,430
		706,155
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	39,314	193,254
		193,254
People’s Republic of China — 0.7%
Zhuzhou CSR Times Electric Co. Ltd., H shares	32,000	209,253
		209,253
Singapore — 0.4%
DBS Group Holdings Ltd.	9,200	136,416
		136,416
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	31,234	315,448
Ferrovial S.A.	16,875	358,798
		674,246
Sweden — 3.5%
Intrum Justitia AB	18,890	529,950
Skandinaviska Enskilda Banken AB, Class A	25,524	297,909
Swedbank AB, Class A	11,928	284,766
		1,112,625
Switzerland — 9.8%
Actelion Ltd. (Reg S)(1)	2,338	269,650
Bossard Holding AG, Class A (Reg S)(1)	2,030	240,741
Nestle S.A. (Reg S)	1,971	148,421
Novartis AG (Reg S)	9,107	898,865
Roche Holding AG	3,037	834,543
U-Blox AG(1)	1,570	272,582
Zurich Insurance Group AG(1)	1,352	456,979
		3,121,781
United Kingdom — 20.4%
Barclays PLC	125,428	452,735
BP PLC	55,238	358,062
British American Tobacco PLC	14,042	727,151
BT Group PLC	47,872	311,065
Croda International PLC	7,746	314,163
Diageo PLC	15,920	439,939
Experian PLC	27,446	454,314
GlaxoSmithKline PLC	20,175	464,427
HSBC Holdings PLC	33,975	289,515
National Grid PLC	24,422	313,970
Next PLC	3,707	385,522
Prudential PLC	6,290	156,089
Reed Elsevier PLC	34,108	586,587
Rio Tinto PLC	3,921	161,690

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

March 31, 2015 (unaudited)	Shares	Value
Royal Dutch Shell PLC, Class A	20,027	$595,544
Smith & Nephew PLC	18,526	315,897
The British Land Co. PLC	15,267	188,164
		6,514,834
Total Common Stocks (Cost $29,910,336)		30,943,804

	Rights	Value
Rights — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A.(1)	31,234	4,500
		4,500
Total Rights (Cost $4,425)		4,500

	Principal Amount	Value
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $344,000, due 4/1/2015(2)	$344,000	344,000
Total Repurchase Agreements (Cost $344,000)		344,000
Total Investments — 98.2% (Cost $30,258,761)		31,292,304
Other Assets, Net — 1.8%		563,415
Total Net Assets — 100.0%		$31,855,719

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$353,600

Legend:

CVA — Certificaten Van Aandelen (Certificate of Shares).

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$2,094,639	*	$—	$2,094,639
Belgium	—	581,051	*	—	581,051
Denmark	—	865,320	*	—	865,320
France	—	2,868,951	*	—	2,868,951
Germany	—	2,764,199	*	—	2,764,199
Hong Kong	—	1,658,775	*	—	1,658,775
Italy	—	923,252	*	—	923,252
Japan	—	6,519,053	*	—	6,519,053
Netherlands	—	706,155	*	—	706,155
New Zealand	—	193,254	*	—	193,254
People’s Republic of China	—	209,253	*	—	209,253
Singapore	—	136,416	*	—	136,416
Spain	—	674,246	*	—	674,246
Sweden	—	1,112,625	*	—	1,112,625
Switzerland	—	3,121,781	*	—	3,121,781
United Kingdom	—	6,514,834	*	—	6,514,834
Rights	4,500	—		—	4,500
Repurchase Agreements	—	344,000		—	344,000

Total	$4,500	$31,287,804		$—	$31,292,304

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 97.9%
Australia — 3.4%
Australia & New Zealand Banking Group Ltd.	9,697	$269,772
BHP Billiton Ltd.	12,697	295,129
CSL Ltd.	4,229	295,871
Macquarie Group Ltd.	5,545	322,311
Woodside Petroleum Ltd.	6,689	175,245
		1,358,328
Belgium — 0.6%
Melexis N.V.	4,350	259,570
		259,570
Canada — 2.0%
Canadian Tire Corp. Ltd., Class A	2,720	277,100
Magna International, Inc.	5,310	283,874
Whitecap Resources, Inc.	22,955	260,261
		821,235
Denmark — 0.5%
Pandora A/S	2,267	206,399
		206,399
Finland — 0.6%
Orion Oyj, Class B	8,522	240,215
		240,215
France — 3.6%
Cap Gemini S.A.	4,051	332,350
Cie Generale des Etablissements Michelin	3,708	368,742
Natixis S.A.	27,976	209,557
Pernod Ricard S.A.	3,270	386,651
Rexel S.A.	8,220	154,994
		1,452,294
Germany — 3.1%
Allianz SE (Reg S)	1,228	213,201
Daimler AG (Reg S)	2,332	223,953
Drillisch AG	5,547	216,376
Hannover Rueck SE	2,100	217,003
HeidelbergCement AG	2,634	208,303
HUGO BOSS AG	1,263	153,444
		1,232,280
Hong Kong — 4.4%
BOC Hong Kong Holdings Ltd.	59,500	211,437
CK Hutchison Holdings Ltd.	16,000	327,094
CNOOC Ltd.	211,957	298,594
Guangdong Investment Ltd.	166,000	218,545
Hengan International Group Co. Ltd.	28,500	343,049
SmarTone Telecommunications Holdings Ltd.	189,000	361,416
		1,760,135
India — 0.2%
ICICI Bank Ltd.	17,008	85,919
		85,919
Italy — 1.2%
Enel S.p.A.	75,137	339,426
Intesa Sanpaolo S.p.A.	37,047	125,737
		465,163
Japan — 8.5%
Alps Electric Co. Ltd.	9,200	221,530
As One Corp.	6,579	199,040
Astellas Pharma, Inc.	19,700	322,782
Central Japan Railway Co.	1,600	289,151

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2015 (unaudited)	Shares	Value
Dowa Holdings Co. Ltd.	30,200	$257,931
Hoya Corp.	9,600	384,329
Matsumotokiyoshi Holdings Co. Ltd.	3,600	128,101
Obic Co. Ltd.	6,900	292,597
Resona Holdings, Inc.	65,596	325,537
Sumitomo Mitsui Financial Group, Inc.	3,499	134,028
Tokyo Gas Co. Ltd.	11,000	69,154
Toyota Motor Corp.	8,300	579,371
Zenkoku Hosho Co. Ltd.	6,100	228,507
		3,432,058
Mexico — 1.9%
Gruma S.A.B. de C.V., Class B	38,097	484,757
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	28,300	302,045
		786,802
Netherlands — 0.9%
Heineken N.V.	2,340	178,604
PostNL N.V.(1)	39,207	166,564
		345,168
New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	67,659	332,588
		332,588
People’s Republic of China — 1.1%
China Life Insurance Co. Ltd., H shares	37,000	162,404
Zhuzhou CSR Times Electric Co. Ltd., H shares	40,000	261,566
		423,970
Singapore — 1.4%
Avago Technologies Ltd.	3,505	445,065
DBS Group Holdings Ltd.	7,600	112,692
		557,757
Spain — 1.4%
Banco Santander S.A.	23,565	176,652
Gas Natural SDG S.A.	7,014	157,479
Zeltia S.A.(1)	57,428	249,250
		583,381
Sweden — 1.2%
Nolato AB, Class B	7,460	179,989
Swedbank AB, Class A	12,401	296,058
		476,047
Switzerland — 4.5%
Actelion Ltd. (Reg S)(1)	1,231	141,976
Bossard Holding AG, Class A (Reg S)(1)	1,728	204,926
Novartis AG (Reg S)	4,980	491,528
Novartis AG, ADR	2,825	278,573
Roche Holding AG	1,721	472,917
U-Blox AG(1)	1,415	245,671
		1,835,591
Taiwan — 1.0%
Cathay Financial Holding Co. Ltd.	255,862	407,668
		407,668
United Kingdom — 7.9%
Barclays PLC	90,581	326,954
British American Tobacco PLC	12,149	629,124
BT Group PLC	45,504	295,678
Croda International PLC	6,565	266,264
GlaxoSmithKline PLC	1,775	40,860
HSBC Holdings PLC	19,770	168,468
Northgate PLC	21,320	186,569

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2015 (unaudited)	Shares	Value
Rio Tinto PLC	2,783	$114,762
Severn Trent PLC	6,881	209,750
Sky PLC	14,877	218,870
The British Land Co. PLC	15,732	193,895
Vodafone Group PLC	71,601	234,302
Whitbread PLC	4,082	316,967
		3,202,463
United States — 47.7%
Ameriprise Financial, Inc.	4,574	598,462
Amgen, Inc.	3,790	605,831
Apple, Inc.	10,131	1,260,600
Biogen, Inc.(1)	1,149	485,154
Celgene Corp.(1)	4,109	473,685
Cisco Systems, Inc.	20,333	559,666
Colgate-Palmolive Co.	11,500	797,410
DIRECTV(1)	6,569	559,022
Dollar Tree, Inc.(1)	9,242	749,942
Domino’s Pizza, Inc.	6,890	692,789
Eli Lilly & Co.	9,792	711,389
EOG Resources, Inc.	2,830	259,483
Facebook, Inc., Class A(1)	2,000	164,430
Fifth Third Bancorp	19,431	366,274
Gilead Sciences, Inc.(1)	4,479	439,524
Google, Inc., Class C(1)	529	289,892
Hess Corp.	6,037	409,731
Johnson & Johnson	8,578	862,947
JPMorgan Chase & Co.	8,553	518,141
Marathon Oil Corp.	8,611	224,833
MasterCard, Inc., Class A	6,800	587,452
Microsoft Corp.	18,204	740,084
Murphy Oil Corp.	5,905	275,173
Phillips 66	5,209	409,427
Prudential Financial, Inc.	2,528	203,024
Public Service Enterprise Group, Inc.	10,900	456,928
Quaker Chemical Corp.	2,801	239,878
Ross Stores, Inc.	6,144	647,332
Sanderson Farms, Inc.	4,640	369,576
Simon Property Group, Inc.	2,172	424,930
Texas Instruments, Inc.	10,600	606,161
The Progressive Corp.	22,900	622,880
The TJX Cos., Inc.	10,900	763,545
Walgreens Boots Alliance, Inc.	4,700	397,996
Wells Fargo & Co.	12,264	667,162
Westlake Chemical Corp.	6,570	472,646
Yahoo!, Inc.(1)	7,020	311,934
		19,225,333
Total Common Stocks (Cost $33,137,225)		39,490,364

	Shares	Value
Preferred Stocks — 0.1%
Brazil — 0.1%
Cia Energetica de Minas Gerais	11,955	48,022
		48,022
Total Preferred Stocks (Cost $77,123)		48,022

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2015 (unaudited)	Shares	Value
Exchange-Traded Funds — 1.0%
iShares MSCI ACWI ETF	6,700	$402,134
Total Exchange-Traded Funds (Cost $401,050)		402,134

	Principal Amount	Value
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $348,000, due 4/1/2015(2)	$348,000	348,000
Total Repurchase Agreements (Cost $348,000)		348,000
Total Investments — 99.9% (Cost $33,963,398)		40,288,520
Other Assets, Net — 0.1%		43,464
Total Net Assets — 100.0%		$40,331,984

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$358,800

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$1,358,328	*	$—	$1,358,328
Belgium	—	259,570	*	—	259,570
Canada	821,235	—		—	821,235
Denmark	—	206,399	*	—	206,399
Finland	—	240,215	*	—	240,215
France	—	1,452,294	*	—	1,452,294
Germany	—	1,232,280	*	—	1,232,280
Hong Kong	—	1,760,135	*	—	1,760,135
India	—	85,919	*	—	85,919
Italy	—	465,163	*	—	465,163
Japan	—	3,432,058	*	—	3,432,058
Mexico	786,802	—		—	786,802
Netherlands	—	345,168	*	—	345,168
New Zealand	—	332,588	*	—	332,588
People’s Republic of China	—	423,970	*	—	423,970
Singapore	445,065	112,692	*	—	557,757
Spain	—	583,381	*	—	583,381
Sweden	—	476,047	*	—	476,047
Switzerland	278,573	1,557,018	*	—	1,835,591
Taiwan	—	407,668	*	—	407,668
United Kingdom	—	3,202,463	*	—	3,202,463
United States	19,225,333	—		—	19,225,333
Preferred Stocks:
Brazil	48,022	—		—	48,022
Exchange-Traded Funds	402,134	—		—	402,134
Repurchase Agreements	—	348,000		—	348,000

Total	$22,007,164	$18,281,356		$—	$40,288,520

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 94.8%
Argentina — 0.5%
YPF S.A., ADR	48,203	$1,323,172
		1,323,172
Brazil — 3.4%
BB Seguridade Participacoes S.A.	164,300	1,688,534
Cia Paranaense de Energia, ADR	180,609	1,892,782
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	271,600	1,127,571
Fibria Celulose S.A.(1)	135,900	1,924,670
Lojas Renner S.A.	50,700	1,442,104
Sao Martinho S.A.	78,308	949,545
		9,025,206
Chile — 0.7%
Enersis S.A., ADR	115,439	1,877,038
		1,877,038
Hong Kong — 1.0%
Luye Pharma Group Ltd.(1)	1,437,000	1,739,950
Xinyi Solar Holdings Ltd.	3,070,000	955,542
		2,695,492
India — 7.8%
Bharat Petroleum Corp. Ltd.	160,622	2,078,001
Cadila Healthcare Ltd.	41,620	1,155,201
Dewan Housing Finance Corp. Ltd.	192,803	1,436,922
Exide Industries Ltd.	623,340	1,772,342
HCL Technologies Ltd.	173,608	2,718,691
Idea Cellular Ltd.	1,009,875	2,954,853
IRB Infrastructure Developers Ltd.	294,391	1,150,625
Lupin Ltd.	36,068	1,153,859
Raymond Ltd.	107,075	756,213
Tata Motors Ltd., ADR	74,959	3,377,653
Yes Bank Ltd.	197,181	2,561,705
		21,116,065
Indonesia — 1.6%
PT Bank Negara Indonesia (Persero) Tbk	5,420,000	2,992,289
PT Pakuwon Jati Tbk	36,493,300	1,436,732
		4,429,021
Malaysia — 0.9%
Tenaga Nasional Bhd	607,681	2,352,807
		2,352,807
Mexico — 6.2%
America Movil S.A.B. de C.V., ADR, Series L	180,246	3,687,833
Banregio Grupo Financiero S.A.B. de C.V.(1)	261,800	1,333,758
Gruma S.A.B. de C.V., Class B	122,655	1,560,698
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	22,086	1,447,516
Grupo Financiero Inbursa S.A.B. de C.V., Class O	850,400	2,143,074
Grupo Financiero Interacciones S.A. de C.V., Class O	108,600	718,803
Grupo Mexico S.A.B. de C.V., Series B	598,706	1,765,483
Grupo Televisa S.A.B., ADR(1)	79,818	2,634,792
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	132,000	1,408,831
		16,700,788
People’s Republic of China — 23.2%
Baidu, Inc., ADR(1)	6,365	1,326,466
Bank of China Ltd., H shares	11,518,000	6,643,411
China Communications Construction Co. Ltd., H shares	2,131,000	2,997,187
China Construction Bank Corp., H shares	8,680,857	7,193,808
China Galaxy Securities Co. Ltd., H shares	967,500	1,102,909
China Mobile Ltd.	631,840	8,218,111
China Shenhua Energy Co. Ltd., H shares	454,500	1,158,122

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2015 (unaudited)	Shares	Value
China Southern Airlines Co. Ltd., H shares	3,420,000	$2,470,590
Chongqing Changan Automobile Co. Ltd., Class B(2)(3)	1,181,374	3,234,647
Hengan International Group Co. Ltd.	166,500	2,004,129
Jiangxi Copper Co. Ltd., H shares	692,000	1,282,580
Lenovo Group Ltd.	1,414,000	2,056,852
New China Life Insurance Co. Ltd., H shares	590,600	3,280,696
PAX Global Technology Ltd.(1)	1,031,000	1,078,285
PetroChina Co. Ltd., H shares	3,112,000	3,451,845
Ping An Insurance (Group) Co. of China Ltd., H shares	378,500	4,552,905
Poly Property Group Co. Ltd.	2,741,000	1,332,329
Shenzhen International Holdings Ltd.	1,847,500	2,795,573
Tencent Holdings Ltd.	265,815	5,051,231
Vipshop Holdings Ltd., ADR(1)	39,724	1,169,475
		62,401,151
Peru — 0.5%
Credicorp Ltd.	9,436	1,326,985
		1,326,985
Philippines — 2.0%
BDO Unibank, Inc.	649,410	1,799,642
Puregold Price Club, Inc.	1,747,900	1,623,993
Vista Land & Lifescapes, Inc.	10,742,500	2,064,451
		5,488,086
Poland — 0.5%
Tauron Polska Energia S.A.	1,199,787	1,394,547
		1,394,547
Qatar — 0.9%
Al Meera Consumer Goods Co.	38,821	2,315,027
		2,315,027
Russia — 3.9%
Lukoil OAO, ADR	75,901	3,486,133
MMC Norilsk Nickel OJSC, ADR	95,809	1,707,846
Sberbank of Russia, ADR	594,328	2,604,917
X5 Retail Group N.V., GDR (Reg S)(1)	178,419	2,738,731
		10,537,627
South Africa — 7.6%
Astral Foods Ltd.	92,183	1,365,933
Capitec Bank Holdings Ltd.	73,205	3,168,063
Gold Fields Ltd.	327,401	1,357,742
Mondi Ltd.	95,323	1,823,198
Naspers Ltd., N shares	37,620	5,770,565
Sasol Ltd.	38,500	1,299,898
Standard Bank Group Ltd.	145,058	2,004,544
Steinhoff International Holdings Ltd.	394,713	2,470,425
Telkom S.A. SOC Ltd.(1)	196,904	1,284,311
		20,544,679
South Korea — 16.3%
BS Financial Group, Inc.	157,914	2,159,517
CJ CheilJedang Corp.	5,639	1,919,506
CJ Corp.	7,659	1,213,621
Daewoo Securities Co. Ltd.	127,057	1,477,309
Eo Technics Co. Ltd.	11,179	1,286,965
GS Retail Co. Ltd.	46,441	1,396,901
Hana Tour Service, Inc.	21,402	2,158,503
Hyundai Development Co.	24,493	1,255,535
KB Financial Group, Inc.	110,277	3,892,646
Korea Electric Power Corp.	65,963	2,718,315
LG Chem Ltd.	5,282	1,072,204
POSCO, ADR	44,822	2,449,971
Samkee Automotive Co. Ltd.	254,767	1,026,809
Samsung Electro-Mechanics Co. Ltd.	13,066	904,447

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2015 (unaudited)	Shares	Value
Samsung Electronics Co. Ltd.	9,055	$11,742,100
Silicon Works Co. Ltd.	30,832	1,082,569
SK Hynix, Inc.	50,356	2,056,873
SK Telecom Co. Ltd.	8,160	2,007,902
Soulbrain Co. Ltd.	17,240	721,424
Wonik IPS Co. Ltd.(1)	139,587	1,392,759
		43,935,876
Taiwan — 12.1%
AcBel Polytech, Inc.	1,168,000	1,240,010
CTBC Financial Holding Co. Ltd.	4,102,117	2,722,851
Delta Electronics, Inc.	290,000	1,827,417
Fubon Financial Holding Co. Ltd.	1,309,000	2,346,436
Hota Industrial Manufacturing Co. Ltd.	1,046,000	2,072,470
Largan Precision Co. Ltd.	24,000	2,063,230
Pou Chen Corp.	928,000	1,296,690
Primax Electronics Ltd.	1,549,000	2,118,667
Taishin Financial Holding Co. Ltd.	4,508,000	1,913,140
Taiwan Cement Corp.	1,191,000	1,676,227
Taiwan Mobile Co. Ltd.	643,000	2,248,023
Taiwan Paiho Ltd.	634,000	1,527,990
Taiwan Semiconductor Manufacturing Co. Ltd.	2,036,998	9,467,071
		32,520,222
Thailand — 3.1%
AP Thailand PCL (Reg F)	3,813,400	843,744
Bangkok Dusit Medical Services PCL (Reg F)	2,083,600	1,259,936
GFPT PCL (Reg F)	2,623,200	918,393
Kasikornbank PCL (Reg F)	172,200	1,216,996
Thai Oil PCL (Reg F)	657,800	1,049,888
Thai Union Frozen Products PCL (Reg F)	2,629,100	1,622,326
The Siam Cement PCL (Reg F)	91,500	1,434,110
		8,345,393
Turkey — 1.4%
Celebi Hava Servisi A.S.(1)	141,021	1,592,796
Turkiye Garanti Bankasi A.S.	690,107	2,250,499
		3,843,295
United Arab Emirates — 1.2%
Air Arabia PJSC	4,147,683	1,598,924
First Gulf Bank PJSC	433,641	1,722,237
		3,321,161
Total Common Stocks (Cost $229,799,842)		255,493,638

	Shares	Value
Preferred Stocks — 2.9%
Brazil — 2.9%
Banco Bradesco S.A.	400,882	3,726,769
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Itau Unibanco Holding S.A.	362,756	4,013,384
		7,740,153
Total Preferred Stocks (Cost $9,869,177)		7,740,153

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $1,765,000, due 4/1/2015(4)	$1,765,000	$1,765,000
Total Repurchase Agreements (Cost $1,765,000)		1,765,000
Total Investments — 98.3% (Cost $241,434,019)		264,998,791
Other Assets, Net — 1.7%		4,555,164
Total Net Assets — 100.0%		$269,553,955

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Chongqing Changan Automobile Co. Ltd., Class B	1,181,374	$2,569,957	$3,234,647	8/6/2014- 12/15/2014	1.20%
Comp. Lorenz S.A.	4,700,000	179,645	—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.75%	11/15/2023	$1,803,600

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$1,323,172	$—		$—	$1,323,172
Brazil	9,025,206	—		—	9,025,206
Chile	1,877,038	—		—	1,877,038
Hong Kong	—	2,695,492	*	—	2,695,492
India	4,532,854	16,583,211	*	—	21,116,065
Indonesia	—	4,429,021	*	—	4,429,021
Malaysia	—	2,352,807	*	—	2,352,807
Mexico	16,700,788	—		—	16,700,788
People’s Republic of China	2,495,941	56,670,563	*	3,234,647	62,401,151
Peru	1,326,985	—		—	1,326,985
Philippines	—	5,488,086	*	—	5,488,086
Poland	—	1,394,547	*	—	1,394,547
Qatar	—	2,315,027	*	—	2,315,027
Russia	6,224,864	4,312,763	*	—	10,537,627
South Africa	—	20,544,679	*	—	20,544,679
South Korea	2,449,971	41,485,905	*	—	43,935,876
Taiwan	—	32,520,222	*	—	32,520,222
Thailand	—	8,345,393	*	—	8,345,393
Turkey	—	3,843,295	*	—	3,843,295
United Arab Emirates	—	3,321,161	*	—	3,321,161
Preferred Stocks:
Brazil	7,740,153	—		—	7,740,153
Repurchase Agreements	—	1,765,000		—	1,765,000

Total	$53,696,972	$208,067,172		$3,234,647	$264,998,791

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

(unaudited)	Investment in Securities
Balance as of 12/31/2014	$2,052,772
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3(1)	1,181,875

Balance as of 3/31/2015	$3,234,647

(1)	Transferred $3,234,647 from Level 2 to Level 3 because of lack of observable market data due to halt on trading in the relevant market. Transferred $2,052,772 from Level 3 to Level 2 due to trading resuming in the relevant market.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 3/31/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
Chongqing Changan Automobile Co. Ltd., Class B	$3,234,647	Exchange Close Price Adjusted to Fair Value	Closing price from 3/6/2015(2)	$2.74 per share

(2)	Last available exchange close price. The company requested trading in their stock be halted on 3/9/2015 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 97.1%
Brazil — 0.0%
Banco ABC Brasil S.A.(1)	1,470	$5,205
		5,205
Georgia — 0.6%
TBC Bank JSC, GDR (Reg S)(1)	15,200	175,333
		175,333
Hong Kong — 6.2%
Consun Pharmaceutical Group Ltd.	300,000	208,442
Huadian Fuxin Energy Corp. Ltd., H shares	586,000	286,546
Luye Pharma Group Ltd.(1)	222,500	269,407
Man Wah Holdings Ltd.	420,000	403,604
Nexteer Automotive Group Ltd.	328,000	330,459
Xinyi Solar Holdings Ltd.	616,000	191,731
		1,690,189
India — 8.4%
Cadila Healthcare Ltd.	10,724	297,654
CESC Ltd.	26,707	257,655
Container Corp. of India Ltd.	13,541	340,640
Dewan Housing Finance Corp. Ltd.	21,596	160,951
Exide Industries Ltd.	141,705	402,910
Raymond Ltd.	19,861	140,268
Voltas Ltd.	93,615	418,298
Yes Bank Ltd.	20,592	267,524
		2,285,900
Indonesia — 2.0%
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	1,868,500	143,010
PT Gudang Garam Tbk	44,400	173,114
PT Pakuwon Jati Tbk	5,694,600	224,195
		540,319
Malaysia — 1.7%
KPJ Healthcare Bhd	248,900	286,093
Top Glove Corp. Bhd	127,800	188,996
		475,089
Mexico — 3.6%
Gruma S.A.B. de C.V., Class B	16,300	207,406
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	2,567	168,241
Grupo Financiero Interacciones S.A. de C.V., Class O	15,900	105,239
Megacable Holdings S.A.B. de C.V.(1)	67,100	262,708
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	21,500	229,468
		973,062
People’s Republic of China — 19.2%
Angang Steel Co. Ltd., H shares	186,000	136,637
China BlueChemical Ltd., H shares	652,000	250,506
China Galaxy Securities Co. Ltd., H shares	115,500	131,700
China Lilang Ltd.	296,000	228,886
China Shipping Development Co. Ltd., H shares(1)	364,000	267,108
China Singyes Solar Technologies Holdings Ltd.	89,000	121,293
China Taiping Insurance Holdings Co. Ltd.(1)	79,800	273,244
Chongqing Changan Automobile Co. Ltd., Class B(2)(3)	133,600	365,802
Greatview Aseptic Packaging Co. Ltd.	493,000	256,176
iKang Healthcare Group, Inc., ADR(1)	8,092	131,252
Jiangnan Group Ltd.	1,496,000	321,908
Jiangxi Copper Co. Ltd., H shares	101,000	187,197
New China Life Insurance Co. Ltd., H shares	88,600	492,160
PAX Global Technology Ltd.(1)	376,000	393,245
Poly Property Group Co. Ltd.	614,000	298,450
Shenzhen International Holdings Ltd.	299,250	452,815
Shenzhou International Group Holdings Ltd.	72,000	325,893

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

March 31, 2015 (unaudited)	Shares	Value
TCL Communication Technology Holdings Ltd.	296,000	$298,363
Tianjin Development Holdings Ltd.	366,000	283,936
		5,216,571
Peru — 0.4%
Intercorp Financial Services, Inc.	3,405	98,711
		98,711
Philippines — 4.8%
BDO Unibank, Inc.	157,750	437,156
Puregold Price Club, Inc.	150,400	139,738
Universal Robina Corp.	69,970	353,436
Vista Land & Lifescapes, Inc.	1,964,200	377,472
		1,307,802
Qatar — 1.0%
Al Meera Consumer Goods Co.	4,553	271,511
		271,511
Russia — 0.8%
PhosAgro OAO, GDR (Reg S)	19,042	215,101
		215,101
South Africa — 8.8%
Astral Foods Ltd.	23,197	343,724
Capitec Bank Holdings Ltd.	9,438	408,445
Gold Fields Ltd.	32,993	136,823
Investec Ltd.	31,061	257,041
Mediclinic International Ltd.	21,098	211,818
MMI Holdings Ltd.	110,235	298,286
Mondi Ltd.	15,235	291,393
Omnia Holdings Ltd.	13,468	191,543
Super Group Ltd.(1)	92,899	265,912
		2,404,985
South Korea — 15.2%
BS Financial Group, Inc.	19,802	270,798
CJ CheilJedang Corp.	676	230,109
Daewoo Securities Co. Ltd.	30,562	355,349
Eo Technics Co. Ltd.	1,132	130,320
GS Retail Co. Ltd.	7,649	230,075
Hana Tour Service, Inc.	2,781	280,478
Hansol Paper Co. Ltd.(1)	6,629	132,944
Hanssem Co. Ltd.	1,362	226,311
KCC Corp.	542	276,060
KEPCO Plant Service & Engineering Co. Ltd.	3,943	346,385
Mando Corp.	981	141,184
Medy-Tox, Inc.	777	229,662
Samkee Automotive Co. Ltd.	88,286	355,826
Silicon Works Co. Ltd.	15,450	542,479
Wonik IPS Co. Ltd.(1)	40,172	400,825
		4,148,805
Taiwan — 19.1%
AcBel Polytech, Inc.	338,000	358,839
ASPEED Technology, Inc.	44,601	435,668
Chailease Holding Co. Ltd.	112,000	278,859
Cub Elecparts, Inc.	36,000	413,218
Grand Pacific Petrochemical	283,000	159,762
Hota Industrial Manufacturing Co. Ltd.	244,000	483,444
King Slide Works Co. Ltd.	27,000	406,614
King’s Town Bank Co. Ltd.	282,000	269,696
Largan Precision Co. Ltd.	3,000	257,904
Namchow Chemical Industrial Co. Ltd.	178,000	383,221
Pou Chen Corp.	126,000	176,059
Primax Electronics Ltd.	259,000	354,251
Promise Technology, Inc.	265,000	294,277

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

March 31, 2015 (unaudited)	Shares	Value
Sinmag Equipment Corp.	37,320	$220,064
Taiwan Paiho Ltd.	93,000	224,137
Tong-Tai Machine & Tool Co. Ltd.	203,000	217,348
YC INOX Co. Ltd.	339,000	261,435
		5,194,796
Thailand — 2.7%
Chularat Hospital PCL (Reg F)	329,300	198,157
Thai Union Frozen Products PCL (Reg F)	846,400	522,284
		720,441
Turkey — 2.2%
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	42,600	151,721
Celebi Hava Servisi A.S.(1)	21,785	246,056
Turkiye Sinai Kalkinma Bankasi A.S.	262,593	200,580
		598,357
United Arab Emirates — 0.4%
Air Arabia PJSC	298,689	115,144
		115,144
Total Common Stocks (Cost $24,317,662)		26,437,321

	Shares	Value
Preferred Stocks — 0.7%
Brazil — 0.7%
Banco ABC Brasil S.A.	53,204	191,708
		191,708
Total Preferred Stocks (Cost $316,890)		191,708
Total Investments — 97.8% (Cost $24,634,552)		26,629,029
Other Assets, Net — 2.2%		599,117
Total Net Assets — 100.0%		$27,228,146

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Chongqing Changan Automobile Co. Ltd., Class B	133,600	$317,690	$365,802	10/24/2014-10/27/2014	1.34%

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Brazil	$5,205	$—		$—	$5,205
Georgia	—	175,333	*	—	175,333
Hong Kong	403,604	1,286,585	*	—	1,690,189
India	297,654	1,988,246	*	—	2,285,900
Indonesia	—	540,319	*	—	540,319
Malaysia	—	475,089	*	—	475,089
Mexico	973,062	—		—	973,062
People’s Republic of China	262,952	4,587,817	*	365,802	5,216,571
Peru	98,711	—		—	98,711
Philippines	—	1,307,802	*	—	1,307,802
Qatar	—	271,511	*	—	271,511
Russia	—	215,101	*	—	215,101
South Africa	489,829	1,915,156	*	—	2,404,985
South Korea	132,944	4,015,861	*	—	4,148,805
Taiwan	—	5,194,796	*	—	5,194,796
Thailand	—	720,441	*	—	720,441
Turkey	—	598,357	*	—	598,357
United Arab Emirates	—	115,144	*	—	115,144
Preferred Stocks:
Brazil	191,708	—		—	191,708

Total	$2,855,669	$23,407,558		$365,802	$26,629,029

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

(unaudited)	Investment in Securities
Balance as of 12/31/2014	$586,083
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3(1)	(220,281)

Balance as of 3/31/2015	$365,802

(1)	Transferred $365,802 from Level 2 to Level 3 because of lack of observable market data due to halt on trading in the relevant market. Transferred $586,083 from Level 3 to Level 2 due to trading resuming in the relevant market.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 3/31/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
Chongqing Changan Automobile Co. Ltd., Class B	$365,802	Exchange Close Price Adjusted to Fair Value	Closing price from 3/6/2015(2)	$2.74 per share

(2)	Last available exchange close price. The company requested trading in their stock be halted on 3/9/2015 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 98.2%
Hong Kong — 5.1%
Luye Pharma Group Ltd.(1)	285,500	$345,689
Man Wah Holdings Ltd.	402,400	386,691
Nexteer Automotive Group Ltd.	401,000	404,007
Xinyi Solar Holdings Ltd.	862,000	268,299
		1,404,686
People’s Republic of China — 91.1%
Angang Steel Co. Ltd., H shares	236,000	173,368
Baidu, Inc., ADR(1)	1,180	245,912
Bank of China Ltd., H shares	2,112,000	1,218,170
China CITIC Bank Corp. Ltd., H shares	1,020,000	767,657
China Communications Construction Co. Ltd., H shares	242,000	340,366
China Construction Bank Corp., H shares	2,574,000	2,133,068
China Galaxy Securities Co. Ltd., H shares	294,500	335,717
China Life Insurance Co. Ltd., H shares	152,000	667,170
China Merchants Bank Co. Ltd., H shares	397,000	968,307
China Mobile Ltd.	157,000	2,042,041
China Overseas Land & Investment Ltd.	240,000	770,414
China Pacific Insurance (Group) Co. Ltd., H shares	53,800	254,867
China Petroleum & Chemical Corp., H shares	399,200	318,128
China Resources Land Ltd.	114,000	322,923
China Shenhua Energy Co. Ltd., H shares	71,000	180,917
China Shipping Development Co. Ltd., H shares(1)	270,000	198,164
China Southern Airlines Co. Ltd., H shares	708,000	511,455
China Taiping Insurance Holdings Co. Ltd.(1)	174,638	597,981
China Telecom Corp. Ltd., H shares	774,000	494,827
China Unicom Hong Kong Ltd.	334,000	508,446
Chinasoft International Ltd.(1)	652,000	266,468
Chongqing Changan Automobile Co. Ltd., Class B(2)(3)	236,400	647,272
CNOOC Ltd.	333,000	469,114
Datang International Power Generation Co. Ltd., H shares	438,000	224,566
Haitong Securities Co. Ltd., H shares	124,800	304,535
Hengan International Group Co. Ltd.	49,000	589,804
Industrial & Commercial Bank of China Ltd., H shares	1,102,000	813,704
Jiangnan Group Ltd.	1,108,000	238,419
Lenovo Group Ltd.	344,000	500,394
New China Life Insurance Co. Ltd., H shares	116,100	644,918
PAX Global Technology Ltd.(1)	292,000	305,392
PetroChina Co. Ltd., H shares	792,000	878,490
Ping An Insurance (Group) Co. of China Ltd., H shares	97,000	1,166,795
Poly Property Group Co. Ltd.	624,000	303,310
Scud Group Ltd.(2)(3)	1,650,000	217,944
Shenzhen International Holdings Ltd.	218,500	330,627
Shenzhou International Group Holdings Ltd.	74,000	334,945
Sino Biopharmaceutical Ltd.	416,000	422,469
Tencent Holdings Ltd.	135,855	2,581,626
Tianjin Development Holdings Ltd.	374,000	290,142
Vipshop Holdings Ltd., ADR(1)	11,873	349,541
Zhuzhou CSR Times Electric Co. Ltd., H shares	56,000	366,193
		25,296,566
Taiwan — 2.0%
Hota Industrial Manufacturing Co. Ltd.	132,000	261,535
Taiwan Paiho Ltd.	127,000	306,080
		567,615
Total Common Stocks (Cost $21,819,324)		27,268,867

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

March 31, 2015 (unaudited)	Shares	Value
Exchange-Traded Funds — 0.8%
CSOP FTSE China A50 ETF	119,800	$226,538
Total Exchange-Traded Funds (Cost $146,133)		226,538

	Principal Amount	Value
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $166,000, due 4/1/2015(4)	$166,000	166,000
Total Repurchase Agreements (Cost $166,000)		166,000
Total Investments — 99.6% (Cost $22,131,457)		27,661,405
Other Assets, Net — 0.4%		110,910
Total Net Assets — 100.0%		$27,772,315

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Chongqing Changan Automobile Co. Ltd., Class B	236,400	$462,214	$647,272	6/25/2014- 10/23/2014	2.33%
Scud Group Ltd.	1,650,000	240,404	217,944	7/3/2014- 10/23/2014	0.78%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$171,600

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Hong Kong	$386,691	$1,017,995	*	$—	$1,404,686
People’s Republic of China	793,617	23,637,733	*	865,216	25,296,566
Taiwan	—	567,615	*	—	567,615
Exchange-Traded Funds	226,538	—		—	226,538
Repurchase Agreements	—	166,000		—	166,000

Total	$1,406,846	$25,389,343		$865,216	$27,661,405

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

(unaudited)	Investment in Securities
Balance as of 12/31/2014	$326,028
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3(1)	539,188

Balance as of 3/31/2015	$865,216

(1)	Transferred $865,216 from Level 2 to Level 3 because of lack of observable market data due to halt on trading in the relevant market. Transferred $326,028 from Level 3 to Level 2 due to trading resuming in the relevant market.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 3/31/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
Chongqing Changan Automobile Co. Ltd., Class B	$647,272	Exchange Close Price Adjusted to Fair Value	Closing price from 3/6/2015(2)	$2.74 per share
Scud Group Ltd.	$217,944	Exchange Close Price Adjusted to Fair Value	Closing price from 3/25/2015(3)	$0.13 per share

(2)	Last available exchange close price. The company requested trading in their stock be halted on 3/9/2015 pending an announcement of a significant event.
(3)	Last available exchange close price. The company requested trading in their stock be halted on 3/26/2015 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 5.2%
FHLMC
5.50% due 6/1/2038	$109,305	$122,652
7.00% due 9/1/2038	38,371	48,057
1534 Z
5.00% due 6/15/2023	104,955	113,188
FNMA
2.285% due 12/1/2036(1)(2)	101,178	107,873
2.315% due 8/1/2046(1)	72,642	73,003
3.50% due 11/1/2042	7,027	7,394
3.50% due 4/1/2045(2)	1,800,000	1,890,563
4.50% due 12/1/2038 - 3/1/2044	1,593,043	1,741,869
5.00% due 12/1/2034 - 11/1/2036	52,298	58,277
5.50% due 4/1/2022 - 1/1/2038(2)	427,986	480,253
6.00% due 8/1/2021	70,958	78,192
7.00% due 8/1/2023 - 6/1/2032	51,745	62,098
7.50% due 12/1/2029 - 2/1/2031	70,739	84,020
8.00% due 6/1/2030 - 9/1/2030	33,298	40,404
GNMA
6.00% due 12/15/2033	42,201	49,118
Total Agency Mortgage-Backed Securities (Cost $4,801,954)		4,956,961

	Principal Amount	Value
Asset-Backed Securities — 1.6%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 3.79% due 4/25/2033(1)	232,469	236,595
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	190,000	191,837
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)(3)	1,072,538	1,115,207
Total Asset-Backed Securities (Cost $1,512,221)		1,543,639

	Principal Amount	Value
Senior Secured Loans — 7.7%
Building Materials — 0.7%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(1)	263,500	262,731
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	354,504	355,834
		618,565
Environmental — 0.5%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(1)	477,730	483,305
Term Loan C 5.00% due 12/19/2021(1)	21,073	21,319
		504,624
Gaming — 1.4%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	736,809	734,201

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	$592,500	$594,129
		1,328,330
Pharmaceuticals — 2.4%
Amgen, Inc. Term Loan 1.275% due 9/18/2018(1)	680,000	676,886
RPI Finance Trust Term Loan B1 2.775% due 11/9/2016(1)	1,416,547	1,415,952
Term Loan B2 3.25% due 5/9/2018(1)	192,911	193,071
		2,285,909
Refining — 0.4%
Tesoro Corp. Delayed Draw Term Loan 2.426% due 5/30/2016(1)	318,000	317,205
		317,205
Restaurants — 0.5%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 12/12/2021(1)	495,585	500,263
		500,263
Retailers — 0.5%
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	497,481	497,257
		497,257
Wireless — 1.0%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(1)	982,554	979,440
		979,440
Wirelines — 0.3%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(1)	294,724	294,417
		294,417
Total Senior Secured Loans (Cost $7,300,649)		7,326,010

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 15.3%
Banc of America Commercial Mortgage Trust 2006-2 A4 5.727% due 5/10/2045(1)	927,000	954,021
2008-1 A4 6.213% due 2/10/2051(1)(2)	870,584	957,850
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 AM 5.449% due 12/11/2040(1)(2)	810,000	828,820
2007-PW16 AM 5.708% due 6/11/2040(1)	715,000	778,350
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	409,000	430,088

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
2013-375P B 3.518% due 5/10/2035(1)(2)(3)	$900,000	$927,704
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	650,000	690,779
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.807% due 6/15/2038(1)	745,017	769,485
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(2)(3)	1,500,000	1,711,170
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(2)(3)	1,398,795	1,405,495
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(2)	572,000	585,282
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 5.841% due 4/15/2045(1)	960,000	1,009,115
2007-LD12 AM 6.01% due 2/15/2051(1)	600,000	652,051
LB UBS Commercial Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039(2)	455,000	480,168
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(2)	560,000	573,975
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(2)(3)	500,000	517,686
SBA Tower Trust 2.24% due 4/15/2043(3)	500,000	499,594
Wachovia Bank Commercial Mortgage Trust 2007-C33 AM 5.964% due 2/15/2051(1)	650,000	704,341
Total Commercial Mortgage-Backed Securities (Cost $14,436,203)		14,475,974

	Principal Amount	Value
Corporate Bonds — 51.9%
Aerospace & Defense — 0.2%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029(2)	150,000	199,126
		199,126
Automotive — 2.6%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(2)	500,000	551,994
Ford Motor Credit Co. LLC Sr. Nt. 5.625% due 9/15/2015	500,000	510,459
General Motors Financial Co., Inc. 2.625% due 7/10/2017(2)	1,000,000	1,010,015
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	350,000	361,865
		2,434,333
Banking — 12.0%
Ally Financial, Inc. 2.75% due 1/30/2017(2)	500,000	498,155

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Bank of America Corp. Sr. Nt. 1.50% due 10/9/2015	$500,000	$502,123
Sub. Nt. 4.25% due 10/22/2026(2)	500,000	516,171
Sr. Nt. 5.70% due 1/24/2022(2)	850,000	993,853
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(2)	400,000	441,640
6.125% due 11/21/2017	350,000	388,881
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95% due 11/9/2022(2)	400,000	414,081
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	395,386
Discover Bank/Greenwood DE Sub. Nt. 7.00% due 4/15/2020(2)	400,000	474,850
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020(2)	400,000	485,222
Intesa Sanpaolo S.p.A. Sr. Nt. 3.625% due 8/12/2015(3)	200,000	201,880
3.875% due 1/16/2018	600,000	629,509
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(2)	300,000	302,018
Lloyds Bank PLC 5.80% due 1/13/2020(3)	350,000	407,358
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023(2)	300,000	314,202
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(2)	500,000	581,166
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(2)	400,000	450,438
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)(3)	600,000	602,407
The Bear Stearns Cos. LLC Sr. Nt. 5.30% due 10/30/2015	202,000	207,195
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017(2)	680,000	729,152
Sr. Nt. 5.75% due 1/24/2022(2)	500,000	583,679
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(2)	1,300,000	1,307,068
		11,426,434
Brokerage — 0.7%
KKR Group Finance Co. LLC 6.375% due 9/29/2020(2)(3)	600,000	705,462
		705,462
Building Materials — 0.5%
Owens Corning 4.20% due 12/15/2022(2)	500,000	521,778
		521,778

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Cable Satellite — 1.0%
Comcast Corp. 6.45% due 3/15/2037(2)	$250,000	$338,528
Time Warner Cable, Inc. 5.85% due 5/1/2017(2)	550,000	598,222
		936,750
Chemicals — 1.7%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022(2)	500,000	515,136
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(2)	200,000	243,725
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	111,201
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(2)	700,000	771,935
		1,641,997
Diversified Manufacturing — 0.3%
Siemens Financieringsmaatschappij N.V. 6.125% due 8/17/2026(2)(3)	200,000	254,935
		254,935
Electric — 0.7%
PPL Electric Utilities Corp. 6.25% due 5/15/2039(2)	220,000	309,270
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038(2)	200,000	334,480
		643,750
Energy - Integrated — 0.4%
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038(2)	300,000	385,378
		385,378
Finance Companies — 1.7%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(3)	400,000	401,876
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032(2)	200,000	276,630
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021(2)	950,000	983,250
		1,661,756
Food And Beverage — 1.0%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(2)	625,000	609,487
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	332,481
		941,968
Government Related — 1.9%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	428,550	468,191
Petrobras Global Finance B.V. 5.875% due 3/1/2018(2)	800,000	766,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Petroleos Mexicanos 5.75% due 3/1/2018	$500,000	$549,250
		1,783,441
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037(2)	125,000	175,796
		175,796
Healthcare — 1.1%
Amsurg Corp. 5.625% due 11/30/2020	500,000	510,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	200,000	220,247
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	300,000	329,250
		1,059,497
Home Construction — 0.9%
Toll Brothers Finance Corp. 5.875% due 2/15/2022(2)	750,000	823,125
		823,125
Independent Energy — 2.8%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(2)	1,000,000	1,066,786
Chesapeake Energy Corp. 7.25% due 12/15/2018(2)	650,000	702,000
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042(2)	500,000	495,216
Whiting Petroleum Corp. 6.50% due 10/1/2018(2)	400,000	400,000
		2,664,002
Insurance - Life — 1.3%
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	125,000	148,125
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	300,000	363,261
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	300,000	311,867
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)(3)	300,000	418,057
		1,241,310
Insurance: Property - Casualty — 1.2%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(2)	225,000	294,649
Markel Corp. Sr. Nt. 3.625% due 3/30/2023(2)	500,000	515,604
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(3)	300,000	315,000
		1,125,253

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Media - Entertainment — 0.5%
Time Warner Cos., Inc. 7.57% due 2/1/2024(2)	$350,000	$457,913
		457,913
Metals And Mining — 2.2%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	479,000
Freeport-McMoRan, Inc. Sr. Nt. 3.55% due 3/1/2022(2)	450,000	416,533
Steel Dynamics, Inc. 5.25% due 4/15/2023(2)	250,000	253,125
Vale Overseas Ltd. 6.25% due 1/23/2017(2)	900,000	953,730
		2,102,388
Midstream — 2.6%
DCP Midstream Operating LP 3.25% due 10/1/2015	500,000	502,250
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(2)	275,000	275,447
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)	400,000	421,500
Kinder Morgan Energy Partners LP 5.00% due 10/1/2021(2)	400,000	429,074
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(2)	750,000	825,692
		2,453,963
Oil Field Services — 1.9%
Nabors Industries, Inc. 4.625% due 9/15/2021(2)	750,000	721,791
Transocean, Inc. 6.00% due 3/15/2018(2)	500,000	471,250
Weatherford International Ltd. 5.125% due 9/15/2020	350,000	340,815
6.50% due 8/1/2036(2)	250,000	228,803
		1,762,659
Packaging — 0.5%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020(2)	500,000	513,750
		513,750
Paper — 1.7%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)(3)	670,000	764,371
Rock Tenn Co. 4.90% due 3/1/2022(2)	800,000	881,570
		1,645,941
Railroads — 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042(2)	175,000	199,244
		199,244

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts — 1.7%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018(2)	$1,000,000	$1,076,546
Equity Commonwealth Sr. Nt. 5.875% due 9/15/2020	300,000	333,289
ProLogis LP 6.875% due 3/15/2020	145,000	171,001
		1,580,836
Technology — 1.8%
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(2)(3)	620,000	647,900
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(2)	1,000,000	1,051,367
		1,699,267
Wireless — 1.7%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(2)	700,000	786,863
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016(2)	648,000	676,512
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(2)	100,000	121,344
		1,584,719
Wirelines — 4.9%
AT&T, Inc. Sr. Nt. 2.50% due 8/15/2015	1,500,000	1,510,102
6.30% due 1/15/2038(2)	300,000	359,161
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(2)	250,000	382,162
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	115,000	177,524
Telecom Italia Capital S.A. 5.25% due 10/1/2015	277,000	281,277
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048(3)	453,000	450,946
6.55% due 9/15/2043(2)	1,150,000	1,497,483
		4,658,655
Total Corporate Bonds (Cost $46,384,909)		49,285,426

	Principal Amount	Value
Municipal Bonds — 1.5%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(2)	400,000	507,632
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034(2)	300,000	397,776

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049(2)	$400,000	$549,928
Total Municipal Bonds (Cost $1,130,678)		1,455,336

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 10.3%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	565,813	597,124
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	795,517	857,348
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	262,826	237,400
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	119,199	123,181
2003-11 A31 5.50% due 5/25/2033	338,497	348,521
2004-5 2A9 5.25% due 5/25/2034	409,519	423,602
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.414% due 6/25/2037(1)	713,773	592,678
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	41,818	43,304
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	204,517	205,761
2005-A3 11A2 2.563% due 6/25/2035(1)	616,141	626,214
Master Adjustable Rate Mortgages Trust 2004-13 3A7 2.667% due 11/21/2034(1)	659,273	670,928
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	174,904	182,918
2003-5 2A1 5.00% due 6/25/2018	83,366	86,039
2003-7 4A33 5.25% due 9/25/2033(2)	522,498	548,032
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.464% due 2/25/2035(1)	261,053	261,125
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	456,761	456,329
2004-2 A3 5.25% due 11/25/2019	57,114	58,840
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	51,717	52,341
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	226,872	230,845
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.427% due 5/25/2034(1)	709,952	710,235
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	534,115	541,049

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
2004-21XS 2A6A 4.74% due 12/25/2034(1)	$25,844	$26,384
Wells Fargo Mortgage Backed Securities Trust 2003-17 1A14 5.25% due 1/25/2034	271,102	287,713
2004-6 A4 5.50% due 6/25/2034	116,105	121,741
2004-Y 3A1 2.596% due 11/25/2034(1)	339,853	342,789
2005-2 2A1 4.75% due 4/25/2020(2)	114,710	117,849
2005-AR12 2A6 2.628% due 6/25/2035(1)(2)	580,643	583,977
2006-1 A3 5.00% due 3/25/2021	164,333	167,758
2007-13 A7 6.00% due 9/25/2037	229,562	230,636
Total Non-Agency Mortgage-Backed Securities (Cost $9,601,611)		9,732,661

	Principal Amount	Value
U.S. Government Securities — 2.6%
U.S. Treasury Bond 3.625% due 2/15/2044	1,200,000	1,467,281
U.S. Treasury Note 2.00% due 2/15/2025	1,000,000	1,006,328
Total U.S. Government Securities (Cost $2,424,553)		2,473,609

	Principal Amount	Value
Repurchase Agreements — 2.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $2,225,000, due 4/1/2015(4)	2,225,000	2,225,000
Total Repurchase Agreements (Cost $2,225,000)		2,225,000
Total Investments — 98.5% (Cost $89,817,778)		93,474,616
Other Assets, Net — 1.5%		1,416,526
Total Net Assets — 100.0%		$94,891,142

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2015.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $12,680,808, representing 13.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.75%	11/15/2018	$2,270,588

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

The table below presents futures contracts as of March 31, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co	45	6/30/2015	$5,410	$46,144
U.S. Ultra Bond	Goldman Sachs & Co.	13	6/19/2015	2,208	30,555

Total					$76,699

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$4,956,961	$—	$4,956,961
Asset-Backed Securities	—	1,543,639	—	1,543,639
Senior Secured Loans	—	7,326,010	—	7,326,010
Commercial Mortgage-Backed Securities	—	14,475,974	—	14,475,974
Corporate Bonds	—	49,285,426	—	49,285,426
Municipal Bonds	—	1,455,336	—	1,455,336
Non-Agency Mortgage-Backed Securities	—	9,732,661	—	9,732,661
U.S. Government Securities	—	2,473,609	—	2,473,609
Repurchase Agreements	—	2,225,000	—	2,225,000
Other Financial Instruments:
Financial Futures Contracts	76,699	—	—	76,699

Total	$76,699	$93,474,616	$—	$93,551,315

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 0.0%
FHLMC 1534 Z 5.00% due 6/15/2023	$43,869	$47,310
20 H 5.50% due 10/25/2023	24,169	26,405
7.00% due 9/1/2038	18,418	23,068
FNMA
2.315% due 8/1/2046(1)	25,438	25,565
Total Agency Mortgage-Backed Securities (Cost $113,010)		122,348

	Principal Amount	Value
Asset-Backed Securities — 11.3%
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(2)	14,500,000	14,511,455
Ameriquest Mortgage Securities, Inc. 2003-5 A6 3.79% due 4/25/2033(1)	52,869	53,807
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(2)(3)	10,500,000	10,498,897
2014-1A A 2.46% due 7/20/2020(2)(3)	6,000,000	6,073,938
Barclays Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018(2)	6,200,000	6,199,678
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016(2)	4,500,000	4,500,284
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017(2)	6,300,000	6,302,501
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(2)	3,000,000	3,001,695
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(2)	4,500,000	4,514,216
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	1,710,000	1,726,536
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(3)	2,415,625	2,511,728
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	1,187,094	1,187,155
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017(2)	4,100,000	4,101,939
Honda Auto Receivables Owner Trust 2012-4 A4 0.66% due 12/18/2018(2)	8,200,000	8,200,910
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(2)(3)	3,600,000	3,602,599
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(2)(3)	5,400,000	5,406,161

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019(2)	$4,500,000	$4,501,094
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(1)	25,408	24,132
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(2)	13,805,000	13,802,846
Total Asset-Backed Securities (Cost $100,517,842)		100,721,571

	Principal Amount	Value
Senior Secured Loans — 10.2%
Building Materials — 0.8%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(1)	4,186,250	4,174,738
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	3,261,442	3,273,672
		7,448,410
Consumer Products — 0.8%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(1)	6,794,286	6,784,366
		6,784,366
Food And Beverage — 0.6%
H.J. Heinz Co. Term Loan B1 3.00% due 6/7/2019(1)	5,271,280	5,273,231
		5,273,231
Gaming — 2.0%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	4,751,500	4,755,444
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	6,975,126	6,950,433
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	5,925,000	5,941,294
		17,647,171
Healthcare — 1.3%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(1)	2,977,500	2,981,579
Fresenius SE & Co. KGaA USD Term Loan B 2.273% due 8/7/2019(1)	8,865,000	8,865,000
		11,846,579
Leisure — 1.3%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(1)	6,220,588	6,197,261

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	$5,171,250	$5,041,969
		11,239,230
Media - Entertainment — 0.3%
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(1)	3,227,398	3,228,205
		3,228,205
Pharmaceuticals — 1.9%
Amgen, Inc. Term Loan 1.275% due 9/18/2018(1)	7,650,000	7,614,963
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(1)	3,202,451	3,208,471
RPI Finance Trust Term Loan A 2.275% due 8/9/2016(1)	2,098,901	2,096,278
Term Loan B2 3.25% due 5/9/2018(1)	3,804,688	3,807,846
		16,727,558
Refining — 0.4%
Tesoro Corp. Delayed Draw Term Loan 2.426% due 5/30/2016(1)	3,577,500	3,568,556
		3,568,556
Wireless — 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(1)	4,563,725	4,549,258
		4,549,258
Wirelines — 0.3%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(1)	2,750,754	2,747,893
		2,747,893
Total Senior Secured Loans (Cost $91,250,466)		91,060,457

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 22.4%
American Tower Trust I 13 1A 1.551% due 3/15/2043(2)(3)	7,000,000	6,986,070
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)	255,000	258,720
2006-1 AM 5.421% due 9/10/2045(1)(2)	7,000,000	7,191,898
2007-3 AM 5.575% due 6/10/2049(1)(2)	4,050,000	4,365,726
2008-1 A4 6.213% due 2/10/2051(1)(2)	7,984,501	8,784,851
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-5 A4 5.115% due 10/10/2045(1)(2)	9,768,696	9,817,549

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	$10,872,651	$11,046,059
2006-T24 AM 5.568% due 10/12/2041(1)(2)	9,300,000	9,833,876
2007-PW16 AM 5.708% due 6/11/2040(1)(2)	3,300,000	3,592,383
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(2)	4,515,000	4,747,798
2014-388G B 1.222% due 6/15/2033(1)(3)	4,775,000	4,756,067
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.345% due 1/15/2046(1)	4,020,000	4,151,579
Commercial Mortgage Trust 2005-C6 AJ 5.209% due 6/10/2044(1)	2,443,000	2,472,094
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.807% due 6/15/2038(1)(2)	5,867,009	6,059,693
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2035(3)	3,650,000	3,676,298
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039	1,700,000	1,796,533
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	8,000,000	8,018,192
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP5 AM 5.269% due 12/15/2044(1)	3,120,000	3,189,620
2006-LDP7 AM 5.841% due 4/15/2045(1)(2)	6,400,000	6,727,430
2007-CB18 A4 5.44% due 6/12/2047(2)	11,698,747	12,353,982
2007-LD12 AM 6.01% due 2/15/2051(1)(2)	4,000,000	4,347,008
LB UBS Commercial Mortgage Trust 2005-C3 AJ 4.843% due 7/15/2040	2,520,000	2,523,639
2006-C6 AM 5.413% due 9/15/2039	3,525,000	3,719,985
Merrill Lynch Mortgage Trust 2005-LC1 A4 5.291% due 1/12/2044(1)	2,622,533	2,664,535
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048(2)	8,500,000	8,545,483
Morgan Stanley Capital I Trust 2006-HQ8 A4 5.413% due 3/12/2044(1)(2)	8,766,250	8,899,734
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020	4,147,000	4,250,493
SBA Tower Trust 2.24% due 4/15/2043(2)(3)	13,000,000	12,989,444
2.933% due 12/15/2042(3)	5,000,000	5,059,495
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.191% due 1/15/2041(1)	604,409	605,931
2005-C18 AJ2 5.022% due 4/15/2042(1)	4,000,000	4,002,444
2006-C28 AM 5.603% due 10/15/2048(1)(2)	10,500,000	11,125,884

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
2007-C31 AM 5.591% due 4/15/2047(1)	$4,300,000	$4,591,291
2007-C33 AM 5.964% due 2/15/2051(1)(2)	5,250,000	5,688,911
Total Commercial Mortgage-Backed Securities (Cost $205,537,184)		198,840,695

	Principal Amount	Value
Corporate Bonds — 39.3%
Aerospace & Defense — 0.4%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(3)	3,250,000	3,333,525
		3,333,525
Automotive — 1.2%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016	2,600,000	2,612,098
2.75% due 5/15/2015	4,000,000	4,008,832
General Motors Financial Co., Inc. 3.25% due 5/15/2018	4,000,000	4,075,000
		10,695,930
Banking — 10.8%
Ally Financial, Inc. 2.75% due 1/30/2017	2,900,000	2,889,299
3.125% due 1/15/2016	2,000,000	2,007,500
Amsouth Bank/Birmingham AL Sub. Nt. Series AI 5.20% due 4/1/2015	3,000,000	3,000,000
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017	4,000,000	4,015,468
4.50% due 4/1/2015	6,500,000	6,500,000
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(3)	4,500,000	4,953,276
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015	3,000,000	3,003,615
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018(2)	4,000,000	3,975,976
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(3)	4,500,000	4,530,447
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018	3,000,000	3,004,227
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016	4,500,000	4,561,290
Lloyds Bank PLC 1.75% due 3/16/2018	3,500,000	3,518,676
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(3)	4,750,000	4,791,088
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	4,700,000	4,730,644
3.45% due 11/2/2015	3,750,000	3,807,941
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018	4,500,000	5,230,494

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017	$3,750,000	$3,744,615
2.55% due 9/18/2015	7,000,000	7,051,065
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	4,600,000	4,715,014
The Goldman Sachs Group, Inc. Sr. Nt. 1.60% due 11/23/2015	2,500,000	2,514,540
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016	4,000,000	4,003,932
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016	5,000,000	5,100,300
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018	3,500,000	3,509,712
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	800,000	844,385
		96,003,504
Brokerage — 1.5%
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015	6,000,000	6,080,604
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016	7,000,000	7,065,751
		13,146,355
Building Materials — 0.6%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018	4,500,000	5,089,693
		5,089,693
Cable Satellite — 0.5%
Time Warner Cable, Inc. 5.85% due 5/1/2017	4,000,000	4,350,704
		4,350,704
Chemicals — 0.3%
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016	2,700,000	2,727,000
		2,727,000
Construction Machinery — 0.6%
CNH Industrial Capital LLC 3.25% due 2/1/2017	2,500,000	2,487,500
3.875% due 11/1/2015	2,750,000	2,770,625
		5,258,125
Consumer Cyclical Services — 0.5%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017	4,500,000	4,466,250
		4,466,250
Diversified Manufacturing — 0.6%
Pentair Finance S.A. 1.35% due 12/1/2015	1,750,000	1,754,226
1.875% due 9/15/2017	3,750,000	3,762,188
		5,516,414

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Electric — 1.3%
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	$315,000	$330,750
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018	2,400,000	2,457,818
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	2,750,000	2,736,250
The Dayton Power & Light Co. 1.875% due 9/15/2016	5,800,000	5,862,513
		11,387,331
Finance Companies — 1.4%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017(3)	4,640,000	4,593,600
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018	3,500,000	3,482,500
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017	4,750,000	4,809,375
		12,885,475
Financial - Other — 0.3%
Icahn Enterprises LP 3.50% due 3/15/2017	2,700,000	2,720,250
		2,720,250
Food And Beverage — 0.6%
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	5,000,000	5,142,810
		5,142,810
Government Related — 2.0%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(3)	4,500,000	4,565,610
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017	8,500,000	8,480,365
Petrobras Global Finance B.V. 2.00% due 5/20/2016	1,000,000	956,500
3.25% due 3/17/2017	4,250,000	3,920,625
		17,923,100
Healthcare — 1.7%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017	4,000,000	4,030,648
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(2)	3,500,000	3,573,983
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015	1,750,000	1,753,948
Medtronic, Inc. 1.50% due 3/15/2018(3)	1,200,000	1,205,213
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	4,500,000	4,502,475
		15,066,267

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Home Construction — 0.5%
DR Horton, Inc. 3.625% due 2/15/2018	$4,500,000	$4,590,000
		4,590,000
Independent Energy — 0.4%
Southwestern Energy Co. Sr. Nt. 3.30% due 1/23/2018	4,000,000	4,076,732
		4,076,732
Industrial - Other — 1.1%
AECOM Global II LLC 3.85% due 4/1/2017	4,500,000	4,438,125
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(3)	5,500,000	5,477,434
		9,915,559
Insurance - Life — 0.7%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015	2,965,000	2,984,569
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	3,000,000	3,053,535
		6,038,104
Insurance: Property - Casualty — 1.5%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,578,318
Willis Group Holdings PLC 4.125% due 3/15/2016	4,500,000	4,617,126
XLIT Ltd. 2.30% due 12/15/2018(2)	4,000,000	4,063,140
		13,258,584
Media - Entertainment — 1.0%
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017	4,000,000	4,032,144
Time Warner, Inc. 3.15% due 7/15/2015	4,500,000	4,532,661
		8,564,805
Metals And Mining — 0.7%
FMG Resources August 2006 Pty. Ltd. 6.00% due 4/1/2017(3)	2,250,000	2,216,250
Freeport-McMoRan, Inc. 2.30% due 11/14/2017	3,000,000	2,990,430
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(3)	750,000	753,150
		5,959,830
Midstream — 1.1%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018	3,400,000	3,398,749
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)	1,800,000	1,896,750
Kinder Morgan, Inc. 2.00% due 12/1/2017	4,500,000	4,492,993
		9,788,492

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Oil Field Services — 1.4%
Nabors Industries, Inc. 2.35% due 9/15/2016	$3,400,000	$3,390,215
Transocean, Inc. 2.50% due 10/15/2017	5,000,000	4,587,500
Weatherford International LLC 6.35% due 6/15/2017	4,000,000	4,235,188
		12,212,903
Pharmaceuticals — 1.8%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015	3,500,000	3,505,110
Actavis Funding SCS 2.35% due 3/12/2018	3,500,000	3,547,334
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	3,500,000	3,447,500
Mylan, Inc. 1.35% due 11/29/2016	2,250,000	2,247,120
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016	3,400,000	3,400,935
		16,147,999
Real Estate Investment Trusts — 1.4%
BioMed Realty LP 3.85% due 4/15/2016	1,700,000	1,741,555
Prologis LP 4.50% due 8/15/2017	4,000,000	4,282,532
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	4,000,000	4,354,384
Select Income REIT Sr. Nt. 2.85% due 2/1/2018	2,000,000	2,017,130
		12,395,601
Retailers — 0.3%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016	2,500,000	2,516,580
		2,516,580
Technology — 1.3%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015	3,650,000	3,722,390
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017	4,000,000	4,065,376
NXP B.V. 3.50% due 9/15/2016(3)	3,400,000	3,442,500
		11,230,266
Transportation Services — 0.7%
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2017(3)	3,846,000	3,858,961
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	2,500,000	2,559,480
		6,418,441

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Wireless — 0.7%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	$5,602,000	$6,013,629
		6,013,629
Wirelines — 0.4%
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	3,977,000	4,061,638
		4,061,638
Total Corporate Bonds (Cost $347,580,942)		348,901,896

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 13.5%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	1,452,225	1,565,098
2005-D A1 2.645% due 5/25/2035(1)	3,425,540	3,484,822
Banc of America Mortgage Securities Trust 2003-J 2A2 2.791% due 11/25/2033(1)	1,441,086	1,441,699
Bear Stearns ALT-A Trust 2003-3 2A 2.597% due 10/25/2033(1)	4,841,119	4,869,274
2004-4 A1 0.774% due 6/25/2034(1)	3,641,759	3,486,970
2004-7 2A1 2.48% due 8/25/2034(1)	2,697,012	2,727,720
Chase Mortgage Finance Trust 2007-A1 2A1 2.466% due 2/25/2037(1)	1,965,066	1,963,995
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033	1,491,013	1,535,165
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033	644,157	668,372
2003-23 2A8 4.50% due 10/25/2018	275,279	276,317
2003-8 2A1 5.00% due 4/25/2018	147,697	151,259
2004-5 5A1 5.00% due 8/25/2019	460,005	468,189
2004-AR5 3A1 2.745% due 6/25/2034(1)	5,251,686	5,088,101
2004-AR5 6A1 2.467% due 6/25/2034(1)	8,060,038	8,025,831
2004-AR7 4A1 2.457% due 11/25/2034(1)	5,083,662	5,109,044
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	921,743	944,151
Impac CMB Trust 2004-7 1A1 0.914% due 11/25/2034(1)	5,393,569	5,116,555
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	690,518	716,279
2004-S2 1A3 4.75% due 11/25/2019	370,232	372,484
2005-A1 3A1 2.546% due 2/25/2035(1)	1,941,515	1,967,052

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
2005-A1 6T1 2.538% due 2/25/2035(1)	$620,677	$618,402
2006-A2 5A1 2.43% due 11/25/2033(1)	2,527,676	2,549,315
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.645% due 4/21/2034(1)	2,813,311	2,828,838
2004-13 3A7 2.667% due 11/21/2034(1)	5,537,654	5,635,549
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018	426,397	426,295
2003-5 2A1 5.00% due 6/25/2018	192,921	199,108
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.464% due 2/25/2035(1)	8,510,146	8,512,487
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	357,461	367,125
2004-7AR 2A1 2.45% due 9/25/2034(1)	6,318,259	6,239,995
2005-6AR 1A1 0.454% due 11/25/2035(1)	2,283,278	2,200,059
MortgageIT Trust 2004-1 A1 0.954% due 11/25/2034(1)	3,382,791	3,275,590
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	952,101	951,200
2004-2 A2 4.75% due 11/25/2019	345,052	354,457
2004-2 A3 5.25% due 11/25/2019	200,450	206,508
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	8,578	8,682
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(2)	1,241,213	1,239,238
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	826,006	840,470
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.404% due 6/25/2034(1)	6,191,401	6,178,021
Structured Asset Mortgage Investments II Trust 2004-AR7 A1A 0.878% due 4/19/2035(1)	1,948,535	1,881,999
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	1,383,092	1,413,278
2004-21XS 2A6A 4.74% due 12/25/2034(1)	134,025	136,823
2004-3 3A1 5.50% due 3/25/2019	645,227	664,474
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.506% due 10/25/2033	540,018	542,741
2003-N 2A1 2.491% due 12/25/2033(1)	1,150,850	1,129,736
2004-M A7 2.616% due 8/25/2034(1)	4,004,172	4,064,283
2004-O A1 2.615% due 8/25/2034(1)	1,933,002	1,920,988

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
2004-Z 2A2 2.615% due 12/25/2034	$2,124,119	$2,134,933
2005-2 2A1 4.75% due 4/25/2020	168,691	173,307
2005-AR10 2A6 2.618% due 6/25/2035(1)	4,676,946	4,707,654
2005-AR12 2A5 2.628% due 6/25/2035(1)	3,872,381	3,903,782
2005-AR12 2A6 2.628% due 6/25/2035(1)	4,315,101	4,339,883
Total Non-Agency Mortgage-Backed Securities (Cost $119,706,517)		119,623,597

	Principal Amount	Value
U.S. Agencies — 0.0%
FHLMC 2.00% due 8/25/2016	400,000	408,514
Total U.S. Agencies (Cost $404,565)		408,514

	Principal Amount	Value
U.S. Government Securities — 1.7%
U.S. Treasury Notes 0.50% due 11/30/2016 - 1/31/2017	14,875,000	14,881,097
Total U.S. Government Securities (Cost $14,838,729)		14,881,097

	Principal Amount	Value
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $12,456,000, due 4/1/2015(4)	12,456,000	12,456,000
Total Repurchase Agreements (Cost $12,456,000)		12,456,000
Total Investments — 99.8% (Cost $892,405,255)		887,016,175
Other Assets, Net — 0.2%		1,453,477
Total Net Assets — 100.0%		$888,469,652

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2015.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $121,356,444, representing 13.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.25%	10/31/2018	$12,705,206
The table below presents futures contracts as of March 31, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	816	6/30/2015	$178,832	$443,385

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$122,348	$—	$122,348
Asset-Backed Securities	—	100,721,571	—	100,721,571
Senior Secured Loans	—	91,060,457	—	91,060,457
Commercial Mortgage-Backed Securities	—	198,840,695	—	198,840,695
Corporate Bonds	—	348,901,896	—	348,901,896
Non-Agency Mortgage-Backed Securities	—	119,623,597	—	119,623,597
U.S. Agencies	—	408,514	—	408,514
U.S. Government Securities	—	14,881,097	—	14,881,097
Repurchase Agreements	—	12,456,000	—	12,456,000
Other Financial Instruments:
Financial Futures Contracts	443,385	—	—	443,385

Total	$443,385	$887,016,175	$—	$887,459,560

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Senior Secured Loans — 27.1%
Cable Satellite — 1.3%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	$1,187,925	$1,175,309
		1,175,309
Electric — 1.4%
Lonestar Generation LLC Term Loan B 5.25% due 2/20/2021(1)	1,275,009	1,259,071
		1,259,071
Healthcare — 3.1%
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	1,500,000	1,488,750
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	1,350,000	1,306,125
		2,794,875
Independent Energy — 1.5%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	1,500,000	1,380,750
		1,380,750
Industrial - Other — 1.4%
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	1,243,750	1,238,315
		1,238,315
Insurance: Property - Casualty — 1.6%
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	1,484,925	1,485,548
		1,485,548
Media - Entertainment — 2.4%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	938,540	910,384
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	1,350,000	1,287,562
		2,197,946
Oil Field Services — 3.2%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	1,000,000	791,670
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	1,389,421	1,056,835
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	1,485,000	1,082,194
		2,930,699

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Restaurants — 1.7%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 12/12/2021(1)	$1,486,755	$1,500,791
		1,500,791
Retailers — 1.6%
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	1,492,462	1,486,582
		1,486,582
Technology — 7.9%
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 1/26/2023(1)	1,000,000	960,000
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	988,294	985,141
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	1,339,875	1,345,181
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 6/10/2022(1)	1,350,000	1,324,120
Regit Eins GmbH USD 2nd Lien Term Loan 9.50% due 7/8/2021(1)	1,350,000	1,300,496
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	1,250,000	1,210,413
		7,125,351
Total Senior Secured Loans (Cost $25,788,418)		24,575,237

	Principal Amount	Value
Corporate Bonds — 69.9%
Aerospace & Defense — 2.5%
Bombardier, Inc. Sr. Nt. 7.50% due 3/15/2025(2)	1,050,000	1,036,219
KLX, Inc. 5.875% due 12/1/2022(2)	1,250,000	1,246,875
		2,283,094
Building Materials — 2.7%
Masonite International Corp. 5.625% due 3/15/2023(2)	350,000	358,750
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	1,000,000	1,057,500
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	1,000,000	1,017,500
		2,433,750
Cable Satellite — 2.6%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	400,000	419,000
CCO Holdings LLC 5.125% due 2/15/2023	1,000,000	1,010,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	$1,000,000	$920,000
		2,349,000
Chemicals — 1.5%
Hexion U.S. Finance Corp. Sr. Sec. Nt. 8.875% due 2/1/2018	1,550,000	1,367,875
		1,367,875
Consumer Cyclical Services — 1.6%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	1,500,000	1,468,125
		1,468,125
Electric — 3.3%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	1,200,000	1,296,600
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	1,550,000	1,646,875
		2,943,475
Gaming — 4.3%
Boyd Gaming Corp. 9.00% due 7/1/2020	1,400,000	1,510,250
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	1,500,000	1,537,500
Scientific Games International, Inc. 6.625% due 5/15/2021(2)	1,200,000	876,000
		3,923,750
Government Related — 1.1%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)	1,000,000	970,000
		970,000
Healthcare — 3.7%
HealthSouth Corp. 5.125% due 3/15/2023	650,000	661,375
Kindred Healthcare, Inc. 8.00% due 1/15/2020(2)	1,000,000	1,073,125
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	1,450,000	1,598,625
		3,333,125
Home Construction — 5.8%
K Hovnanian Enterprises, Inc. 8.00% due 11/1/2019(2)	750,000	723,750
Shea Homes LP Sr. Nt. 5.875% due 4/1/2023(2)	700,000	712,250
Standard Pacific Corp. 5.875% due 11/15/2024	1,200,000	1,233,000
WCI Communities, Inc. 6.875% due 8/15/2021	1,400,000	1,435,000
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	1,200,000	1,149,000
		5,253,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Independent Energy — 9.2%
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	$1,000,000	$930,000
Denbury Resources, Inc. 5.50% due 5/1/2022	1,000,000	897,500
Energy XXI Gulf Coast, Inc. Sec. Nt. 11.00% due 3/15/2020(2)	1,000,000	951,250
EV Energy Partners LP 8.00% due 4/15/2019	680,000	618,800
Halcon Resources Corp. 9.75% due 7/15/2020	1,310,000	923,550
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	1,500,000	1,230,000
Linn Energy LLC 7.75% due 2/1/2021	1,000,000	795,000
Sanchez Energy Corp. 6.125% due 1/15/2023	1,500,000	1,348,125
SandRidge Energy, Inc. 7.50% due 2/15/2023	1,000,000	610,000
		8,304,225
Insurance: Property - Casualty — 1.1%
Hub Holdings LLC Sr. Nt. 8.125% due 7/15/2019(2)(4)	1,000,000	992,500
		992,500
Media - Entertainment — 6.6%
AMC Networks, Inc. 4.75% due 12/15/2022	1,200,000	1,194,744
Getty Images, Inc. Sr. Nt. 7.00% due 10/15/2020(2)	1,200,000	600,000
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	1,100,000	1,120,625
Nexstar Broadcasting, Inc. 6.125% due 2/15/2022(2)	700,000	717,500
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	1,000,000	1,017,500
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)	1,214,000	1,302,015
		5,952,384
Oil Field Services — 1.2%
Transocean, Inc. 6.375% due 12/15/2021	1,250,000	1,051,562
		1,051,562
Paper — 1.3%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	1,200,000	1,218,000
		1,218,000
Pharmaceuticals — 1.7%
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(2)	1,500,000	1,560,000
		1,560,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Refining — 1.7%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	$1,550,000	$1,565,500
		1,565,500
Retailers — 4.1%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)	1,050,000	1,088,062
CST Brands, Inc. 5.00% due 5/1/2023	1,250,000	1,275,000
The Pantry, Inc. 8.375% due 8/1/2020	1,200,000	1,362,000
		3,725,062
Supermarkets — 1.6%
Tops Holding Corp. Sr. Sec. Nt. 8.875% due 12/15/2017	1,400,000	1,473,500
		1,473,500
Technology — 6.8%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024	1,870,000	1,612,875
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	830,000	705,500
First Data Corp. 12.625% due 1/15/2021(3)	1,450,000	1,718,250
Freescale Semiconductor, Inc. Sr. Sec. Nt. 6.00% due 1/15/2022(2)	1,000,000	1,088,750
Infor U.S., Inc. Sr. Nt. 6.50% due 5/15/2022(2)	1,000,000	1,025,000
		6,150,375
Wireless — 2.8%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022(2)	1,370,000	1,341,999
Sprint Corp. 7.125% due 6/15/2024	1,250,000	1,218,750
		2,560,749
Wirelines — 2.7%
EarthLink Holdings Corp. 8.875% due 5/15/2019	1,500,000	1,545,000
Windstream Corp. 6.375% due 8/1/2023	1,000,000	897,500
		2,442,500
Total Corporate Bonds (Cost $65,287,106)		63,321,551

	Principal Amount	Value
Repurchase Agreements — 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $2,329,000, due 4/1/2015(5)	2,329,000	2,329,000
Total Repurchase Agreements (Cost $2,329,000)		2,329,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2015 (unaudited)	Value
Total Investments — 99.6% (Cost $93,404,524)	$90,225,788
Other Assets, Net — 0.4%	391,454
Total Net Assets — 100.0%	$90,617,242

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2015.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $26,675,145, representing 29.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2015, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.75%	11/15/2018	$2,375,811

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$24,575,237	$—	$24,575,237
Corporate Bonds	—	63,321,551	—	63,321,551
Repurchase Agreements	—	2,329,000	—	2,329,000

Total	$—	$90,225,788	$—	$90,225,788

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Municipal Bonds — 98.0%
Alaska — 0.7%
Alaska St. Hsg. Fin. Corp. Ref. 5.00% due 12/1/2026	$1,250,000	$1,509,950
		1,509,950
Arizona — 0.8%
Chandler AZ G.O. 5.00% due 7/1/2021(1)	1,500,000	1,697,745
		1,697,745
California — 11.1%
California Golden St. Tobacco Securitization Corp. Asset Bkd. Ref-Ser. A 5.00% due 6/1/2040(2)	2,000,000	2,268,980
California St. G.O. Ref. 5.00% due 8/1/2032	1,000,000	1,170,380
Var. Purp. 6.00% due 3/1/2033 - 11/1/2035	5,000,000	6,036,540
6.50% due 4/1/2033	2,000,000	2,426,180
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,806,555
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,189,800
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,478,089
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,276,700
San Diego Cnty. CA Regl. Arpt. Auth. Rev. AMT-Senior-Ser. B 5.00% due 7/1/2038	1,200,000	1,335,144
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,703,865
Univ. of California Rev. Ser. O 5.75% due 5/15/2019(3)	1,000,000	1,187,970
		22,880,203
Colorado — 0.4%
Colorado Hsg. & Fin. Auth. Rev. Single Family Mtg. Ser. A FHA Insured 5.50% due 11/1/2029	770,000	800,007
		800,007
Connecticut — 1.9%
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,679,415
Hartford CT Stadium Auth. Lease Rev. Ser. A 5.00% due 2/1/2036	2,000,000	2,193,480
		3,872,895
Delaware — 1.8%
Delaware St. Economic Dev. Auth. Rev. St. Univ. Proj. AGM Insured 5.00% due 10/1/2039	2,000,000	2,292,760

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Wilmington Delaware G.O. Ser. A 5.00% due 12/1/2018(1)(3)	$1,195,000	$1,364,081
		3,656,841
District Of Columbia — 0.8%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser. C 5.00% due 10/1/2028	1,500,000	1,706,160
		1,706,160
Florida — 3.4%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2019(3)	1,500,000	1,837,005
Florida St. G.O. Dept. Trans. Right of Way 5.375% due 7/1/2027	1,500,000	1,664,730
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,777,950
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,735,815
		7,015,500
Georgia — 4.2%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2019(3)	3,000,000	3,638,040
Carrollton GA Payroll Dev. Auth. Rev. Ref- UWG Athletic Complex LLC Proj. AGM Insured 5.00% due 6/15/2037	1,500,000	1,697,040
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018(3)	3,000,000	3,348,961
		8,684,041
Illinois — 5.3%
Illinois St. G.O. 5.00% due 3/1/2017 - 1/1/2019	4,350,000	4,758,147
5.50% due 7/1/2027	2,000,000	2,276,280
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,298,620
Ser. B 5.50% due 1/1/2033	1,500,000	1,669,275
		11,002,322
Indiana — 1.1%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,303,760
		2,303,760
Kansas — 1.7%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,696,935
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,749,120
		3,446,055

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Louisiana — 1.4%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Rev. Jefferson Parish Ser. A 5.25% due 4/1/2022	$1,525,000	$1,756,800
Louisiana St. Pub. Facs. Auth. Rev. Ochsner Clinic Foundation Proj. Ser. A 5.375% due 5/15/2043	1,200,000	1,256,220
		3,013,020
Maine — 0.9%
Maine St. Tpk. Auth. Rev. 6.00% due 7/1/2019(3)	1,500,000	1,799,805
		1,799,805
Maryland — 1.7%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,761,000
Baltimore Cnty. MD G.O. Met. Dist. 71st Issue 5.00% due 2/1/2022(1)	1,500,000	1,674,375
		3,435,375
Massachusetts — 6.1%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,677,945
Massachusetts St. College Bldg. Auth. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,743,780
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,282,880
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,736,835
Ser. O, M.I.T 6.00% due 7/1/2018(3)	1,500,000	1,745,625
Massachusetts St. Wtr. Res. Auth. Rev. Ref-Gen-Ser. B 5.00% due 8/1/2031	2,000,000	2,314,880
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Senior-Ser. 1 5.00% due 11/1/2039	1,000,000	1,162,690
		12,664,635
Michigan — 3.5%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,214,920
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	1,948,965
Wayne Cnty. MI Arpt. Auth. Rev. Arpt. Rev. Ref-Ser. B 5.00% due 12/1/2020	2,595,000	3,002,130
		7,166,015
Minnesota — 0.8%
Minnesota St. G.O. 5.00% due 8/1/2017(3)	30,000	32,995
5.00% due 8/1/2022(1)	1,470,000	1,613,737
		1,646,732

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Missouri — 1.6%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	$1,500,000	$1,647,120
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Rev. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,741,365
		3,388,485
Nevada — 1.1%
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,266,160
		2,266,160
New Jersey — 5.1%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,237,600
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2018(3)	1,500,000	1,730,970
New Jersey Environmental Infrastructure Tr. Rev. AMT-Ser. B 5.00% due 9/1/2028	1,355,000	1,553,629
New Jersey St. G.O. Var. Purp. 5.00% due 6/1/2021	2,000,000	2,283,360
New Jersey St. Transn. Tr. Fd. Auth. Rev. Transn. Sys. Ser. C AGM Insured 5.50% due 12/15/2016	1,500,000	1,613,745
South Jersey NJ Trans. Auth. Rev. Ref- Ser. A 5.00% due 11/1/2039	1,000,000	1,090,530
		10,509,834
New York — 8.0%
New York City NY Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ref-2nd Gen. Resolution-Ser. FF 5.00% due 6/15/2039	1,250,000	1,455,088
New York Counties NY Tobacco Trust II Rev. Tobacco Settlement Pass Through Bds. 5.75% due 6/1/2043	1,200,000	1,207,056
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,357,360
New York St. Environmental Facs. Corp. St. Clean Wtr. & Drinking Rev. Revolving Fds. NYC Muni. Wtr. Fin. Auth. Projs-2nd Res-Ser. D 5.00% due 6/15/2027	2,000,000	2,400,420
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029 - 9/15/2031	3,425,000	4,022,449
Port Authority of NY & NJ Rev. AMT-Ser. 178 5.00% due 12/1/2032	1,000,000	1,133,560
Consol-Ser. 172 5.00% due 10/1/2030	2,000,000	2,269,580
Utility Debt Securitization Auth. NY Rev. Restructuring-Ser. TE 5.00% due 12/15/2041	1,500,000	1,745,430
		16,590,943
North Carolina — 1.8%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	2,031,855

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2015 (unaudited)	Principal Amount	Value
University NC at Chapel Hill Rev. 5.00% due 12/1/2027	$1,500,000	$1,661,760
		3,693,615
Ohio — 0.8%
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,702,965
		1,702,965
Oklahoma — 0.9%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,860,156
		1,860,156
Oregon — 3.7%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2018(3)	1,500,000	1,745,610
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,754,126
Oregon St. Dept. Transn. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2038	1,000,000	1,169,040
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,183,340
Port of Portland OR Arpt. Rev. Ref-Portland Intl. Arpt. Ser. 23 5.00% due 7/1/2035	1,500,000	1,747,005
		7,599,121
Pennsylvania — 2.8%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,148,450
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,127,540
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A 5.00% due 12/1/2044	2,000,000	2,263,300
Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,192,970
		5,732,260
Rhode Island — 3.2%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,825,065
Rhode Island Tobacco Settlement Fing. Corp. Asset Bkd. Ser. A 6.125% due 6/1/2032	2,515,000	2,522,067
Ref-Ser. A 5.00% due 6/1/2035	2,000,000	2,184,760
		6,531,892
South Carolina — 2.0%
Charleston Cnty. SC G.O. Cap. Impt. Transn. Sales Tax 5.00% due 11/1/2022(1)	2,000,000	2,432,160
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,680,750
		4,112,910

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Tennessee — 3.0%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	$1,500,000	$1,696,680
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,432,425
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,772,730
Tennessee St. Sch. Bd. Auth. Rev. Higher Edl. Facs. 2nd Prog. Ser. B 5.125% due 5/1/2033	1,230,000	1,369,900
		6,271,735
Texas — 10.1%
Canadian River Tex. Mun. Wtr. Auth. Rev. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,337,780
Harris Cnty. Tex. G.O. Ser. B 5.00% due 10/1/2024	1,500,000	1,768,560
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,000,000	1,188,390
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,701,075
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,915,827
North Tex. Twy. Auth. Rev. Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,806,390
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,707,075
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,751,305
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,726,770
		20,903,172
Vermont — 0.8%
Vermont St. Student Assistance Corp. Ed. Loan Rev. AMT- Ser.A 5.00% due 6/15/2022	1,400,000	1,587,124
		1,587,124
Virginia — 2.6%
Virginia St. Pub. Sch. Auth. Rev. Sch. Fing. Ser. B 5.00% due 8/1/2018(3)	1,500,000	1,700,100
5.25% due 8/1/2018(3)	1,000,000	1,141,580
Virginia St. Res. Auth. Infrastructure Rev. Ref-Pooled Fing. Prog. Ser. A 5.00% due 11/1/2038	2,095,000	2,462,484
		5,304,164
Washington — 2.9%
King Cnty. WA Swr. Rev. 5.50% due 1/1/2018(3)	1,815,000	2,042,383
Port of Seattle WA Rev. AMT-Ref-Ser. B 5.00% due 9/1/2024	1,500,000	1,749,825

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	$2,000,000	$2,325,560
		6,117,768
Total Municipal Bonds (Cost $183,125,859)		202,473,365
Total Investments — 98.0% (Cost $183,125,859)		202,473,365
Other Assets, Net — 2.0%		4,082,688
Total Net Assets — 100.0%		$206,556,053

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	When-issued security.
(3)	Pre-refunded.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$202,473,365	$—	$202,473,365

Total	$—	$202,473,365	$—	$202,473,365

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Municipal Bonds — 95.8%
Arizona — 0.9%
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,000,000	$1,089,480
		1,089,480
California — 7.4%
California Hlth. Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2020(1)(2)	1,500,000	1,831,185
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	355,000	359,452
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,507,285
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029(2)	1,500,000	1,821,360
6.625% due 11/1/2034	195,000	195,493
San Diego Calif. Redev. Agy. Tax Allocation Rev. Naval Training Ctr. Ser. A 5.75% due 9/1/2040	1,000,000	1,115,750
Tulare Calif. Redev. Agy. Tax Allocation Rev. Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	2,178,899
		9,009,424
Colorado — 2.5%
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	2,000,000	2,297,360
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	774,225
		3,071,585
Delaware — 0.2%
Delaware St. Economic Dev. Auth. Rev. St. Univ. Proj. AGM 5.00% due 10/1/2044	225,000	256,946
		256,946
District Of Columbia — 3.5%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2040	2,000,000	2,381,940
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033(2)	1,500,000	1,886,085
		4,268,025
Florida — 13.4%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev. Hlth. First Inc. Proj. 7.00% due 4/1/2019(1)	1,500,000	1,837,005
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,891,712
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Children’s Hosp. 5.875% due 8/1/2042	975,000	1,152,674
Ref-Miami Children’s Hosp. Ser. A 6.125% due 8/1/2042	1,895,000	2,266,932

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Osceola Cnty. FLA Expressway Sys. Rev. Sr. Lien-Poinciana Parkway Proj. Ser. A 5.375% due 10/1/2047	$1,500,000	$1,638,060
Pompano Beach FL Rev. John Knox Vlg. Proj. 5.00% due 9/1/2039	1,000,000	1,103,330
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.75% due 5/1/2031	1,495,000	1,734,424
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	2,065,000	2,365,747
Ref-Phase III 6.125% due 5/1/2040	2,140,000	2,411,908
		16,401,792
Georgia — 1.3%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2019(1)	1,250,000	1,529,725
		1,529,725
Illinois — 5.5%
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,747,065
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.50% due 4/1/2044	755,000	851,791
Temps-75-Admiral at Lake-D-1 7.00% due 5/15/2018	475,000	476,059
Illinois St. G.O. 5.50% due 7/1/2025 - 7/1/2038	3,250,000	3,663,588
		6,738,503
Indiana — 1.7%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	1,900,000	2,042,747
		2,042,747
Iowa — 0.9%
Iowa St. Fin. Auth. Midwestern Disaster Area Rev. St. Fertilizer Co. Proj. 5.50% due 12/1/2022	1,000,000	1,068,470
		1,068,470
Kentucky — 2.8%
Kentucky St. Economic Dev. Fin. Auth. Rev. Owensboro Medical Hlth Sys. Ser. A 6.50% due 3/1/2045	1,500,000	1,729,830
Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	1,500,000	1,732,560
		3,462,390
Louisiana — 1.4%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,771,125
		1,771,125
Maryland — 1.4%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,711,080
		1,711,080

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Massachusetts — 2.8%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	$3,035,000	$3,414,534
		3,414,534
Michigan — 0.7%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership Rev. AMT-Ser. C 5.50% due 12/1/2028	850,000	915,144
		915,144
New Jersey — 5.0%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,265,780
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,682,610
New Jersey St. Trans. Trust Fund Auth. Rev. Trans. Prog. Ser. AA 5.00% due 6/15/2038	2,000,000	2,144,600
		6,092,990
New Mexico — 3.3%
Farmington NM Poll. Ctrl. Rev. Ref- Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,786,816
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040	2,000,000	2,230,740
		4,017,556
New York — 5.9%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2020(1)	1,500,000	1,899,960
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,675,860
New York City Indl. Dev. Agy. Spl. Fac. Rev. AMT-Jetblue Airways Corp. Project 5.125% due 5/15/2030	1,825,000	1,829,252
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,773,735
		7,178,807
Ohio — 1.3%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,626,180
		1,626,180
Oklahoma — 3.0%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,885,000	1,982,813
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,657,395
		3,640,208
Pennsylvania — 7.6%
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	1,300,000	1,404,260
Diakon Lutheran 6.125% due 1/1/2029	1,500,000	1,660,290

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2036	$1,500,000	$1,754,070
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub. Ser. A 5.625% due 12/1/2031	1,500,000	1,745,100
6.50% due 12/1/2036	1,000,000	1,204,610
Philadelphia PA Sch. Dist. Rev. Ser. A 5.00% due 9/1/2035(3)	1,400,000	1,551,606
		9,319,936
Rhode Island — 4.7%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,825,065
Rhode Island Tobacco Settlement Fing. Corp. Asset Bkd. Ser. A 6.125% due 6/1/2032	3,100,000	3,108,711
6.25% due 6/1/2042	800,000	802,296
		5,736,072
South Carolina — 1.5%
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2020(1)	1,500,000	1,840,665
		1,840,665
South Dakota — 0.8%
Oglala Sioux Tribe 5.00% due 10/1/2022(4)	1,000,000	1,006,280
		1,006,280
Tennessee — 1.4%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,696,680
		1,696,680
Texas — 12.4%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,790,760
North Tex. Twy. Auth. Rev. Toll 2nd Tier Ref. Ser. F 5.75% due 1/1/2033	2,000,000	2,212,820
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	25,000	25,058
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040	3,110,000	3,776,318
7.50% due 6/30/2033	2,000,000	2,483,860
Sr. Lien-NTE Mobility 6.875% due 12/31/2039	1,500,000	1,797,750
7.50% due 12/31/2031	1,500,000	1,845,585
Tex. St. Private Activity Bd. Surface Transn. Corp. Rev. AMT- Sr. Lien-NTE Mobility Partners Segments LLC 7.00% due 12/31/2038	1,000,000	1,248,930
		15,181,081

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Virginia — 2.5%
Virginia St. Small Business Fing. Auth. Rev. Ref-Hampton Univ. 5.25% due 10/1/2029	$2,665,000	$3,109,282
		3,109,282
Total Municipal Bonds (Cost $104,553,003)		117,196,707
Total Investments — 95.8% (Cost $104,553,003)		117,196,707
Other Assets, Net — 4.2%		5,134,215
Total Net Assets — 100.0%		$122,330,922

(1)	Pre-refunded.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	When-issued security.
(4)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $1,006,280, representing 0.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$117,196,707	$—	$117,196,707

Total	$—	$117,196,707	$—	$117,196,707

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Senior Secured Loans — 82.2%
Airlines — 2.3%
Air Canada Term Loan B 5.50% due 9/26/2019(1)	$20,346,250	$20,558,665
American Airlines, Inc. Exit Term Loan 3.75% due 6/27/2019(1)	17,573,259	17,551,292
Delta Air Lines, Inc. New Term Loan B 3.25% due 4/20/2017(1)	2,042,764	2,041,497
		40,151,454
Automotive — 1.5%
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(1)	11,198,599	11,240,594
The Goodyear Tire & Rubber Co. New 2nd Lien Term Loan 4.75% due 4/30/2019(1)	14,166,667	14,286,233
		25,526,827
Building Materials — 3.4%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(1)	16,986,699	16,937,097
Jeld-Wen, Inc. Term Loan B 5.25% due 10/15/2021(1)	18,952,500	19,031,153
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	19,674,005	19,747,783
2nd Lien Term Loan 7.00% due 3/26/2021(1)	1,768,421	1,777,263
		57,493,296
Cable Satellite — 2.2%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	16,866,992	16,687,864
Yankee Cable Acquisition LLC Term Loan B 4.50% due 3/1/2020(1)	20,330,733	20,376,477
		37,064,341
Chemicals — 2.1%
Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75% due 2/1/2020(1)	20,351,614	20,219,736
Minerals Technologies, Inc. Term Loan B 4.00% due 5/7/2021(1)	15,563,718	15,622,082
		35,841,818
Consumer Cyclical Services — 0.7%
Monitronics International, Inc. New Term Loan B 4.25% due 3/23/2018(1)	12,612,022	12,605,716
		12,605,716
Consumer Products — 3.7%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(1)	21,051,557	21,020,821
KIK Custom Products, Inc.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2015 (unaudited)	Principal Amount	Value
New 1st Lien Term Loan 5.50% due 4/29/2019(1)	$14,663,105	$14,644,777
New 2nd Lien Term Loan 9.50% due 10/29/2019(1)	10,000,000	9,995,000
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(1)	17,565,477	17,536,143
		63,196,741
Electric — 1.6%
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	10,379,869	10,394,504
Lonestar Generation LLC Term Loan B 5.25% due 2/20/2021(1)	17,290,213	17,074,086
		27,468,590
Environmental — 1.4%
ADS Waste Holdings, Inc. New Term Loan 3.75% due 10/9/2019(1)	19,383,333	19,151,509
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(1)	4,777,299	4,833,050
Term Loan C 5.00% due 12/19/2021(1)	210,728	213,187
		24,197,746
Financial Other — 1.2%
Fly Funding II S.a.r.l. Term Loan B 4.50% due 8/9/2019(1)	20,517,784	20,569,079
		20,569,079
Food And Beverage — 2.3%
Charger OpCo B.V. USD Term Loan B1 3.50% due 7/23/2021(1)	23,000,000	22,942,500
H.J. Heinz Co. Term Loan B2 3.25% due 6/5/2020(1)	1,762,142	1,764,327
New HB Acquisition LLC Term Loan 6.75% due 4/9/2020(1)	14,850,000	15,091,312
		39,798,139
Gaming — 4.5%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	9,316,667	9,324,400
Peninsula Gaming LLC Term Loan 4.25% due 11/20/2017(1)	13,825,455	13,829,740
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	17,775,000	17,823,881
2014 Term Loan B2 6.00% due 10/1/2021(1)	14,962,500	14,987,487
Station Casinos LLC Term Loan B 4.25% due 3/2/2020(1)	21,700,651	21,741,232
		77,706,740

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Healthcare — 10.0%
CCS Intermediate Holdings LLC 1st Lien Term Loan 5.00% due 7/22/2021(1)	$18,643,781	$18,364,125
Connolly Corp. 1st Lien Term Loan 5.00% due 5/14/2021(1)	17,493,717	17,570,340
2nd Lien Term Loan 8.00% due 5/14/2022(1)	5,000,000	4,962,500
Convatec, Inc. USD Term Loan 4.00% due 12/22/2016(1)	12,005,395	12,015,360
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	15,566,930	15,615,655
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(1)	26,797,513	26,906,310
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	11,259,664	11,289,389
2nd Lien Term Loan 9.50% due 12/7/2019(1)	12,163,555	12,108,819
Select Medical Corp. Series E Term Loan B 3.75% due 6/1/2018(1)	1,083,879	1,082,860
Surgical Care Affiliates, Inc. Term Loan B 4.25% due 3/17/2022(1)	10,000,000	10,029,200
Tecomet, Inc. 1st Lien Term Loan 5.75% due 12/5/2021(1)	19,950,000	19,451,250
2nd Lien Term Loan 9.50% due 12/5/2022(1)	5,000,000	4,650,000
United Surgical Partners International, Inc. Extended Term Loan 4.25% due 4/19/2017(1)	9,126,064	9,120,406
Incremental Term Loan 4.75% due 4/3/2019(1)	8,261,535	8,248,647
		171,414,861
Independent Energy — 0.4%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	7,000,000	6,443,500
		6,443,500
Industrial - Other — 3.1%
Brock Holdings III, Inc. New Term Loan B 6.00% due 3/16/2017(1)	9,957,756	9,758,601
New 2nd Lien Term Loan 10.00% due 3/16/2018(1)	2,500,000	2,350,000
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	13,930,000	13,869,126
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/21/2020(1)	19,602,986	19,589,264
Road Infrastructure Investment LLC New 1st Lien Term Loan 4.25% due 3/31/2021(1)	6,850,000	6,721,563
		52,288,554

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty — 1.9%
Alliant Holdings I, Inc. New Term Loan B 5.00% due 12/20/2019(1)	$12,466,735	$12,497,901
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	19,529,694	19,537,897
		32,035,798
Leisure — 1.3%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	22,112,753	21,559,934
		21,559,934
Lodging — 0.8%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	13,771,745	13,784,277
		13,784,277
Media - Entertainment — 9.5%
Cumulus Media Holdings, Inc. 2013 Term Loan 4.25% due 12/23/2020(1)	19,503,695	19,128,248
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	20,647,877	20,028,441
EMI Music Publishing Ltd. Term Loan B 3.75% due 6/29/2018(1)	12,783,783	12,760,644
Getty Images, Inc. Term Loan B 4.75% due 10/18/2019(1)	20,038,750	16,862,608
Media General, Inc. Term Loan B 4.25% due 7/31/2020(1)	18,879,625	18,959,864
Telesat Canada USD Term Loan B2 3.50% due 3/28/2019(1)	7,062,832	7,041,644
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(1)	21,566,990	21,572,382
Univision Communications, Inc. Term Loan C4 4.00% due 3/1/2020(1)	20,200,046	20,153,182
William Morris Endeavor Entertainment LLC 1st Lien Term Loan 5.25% due 5/6/2021(1)	19,825,063	19,631,768
2nd Lien Term Loan 8.25% due 5/1/2022(1)	6,000,000	5,722,500
		161,861,281
Metals And Mining — 0.5%
FMG Resources (August 2006) Pty. Ltd. New Term Loan B 3.75% due 6/30/2019(1)	10,360,110	9,339,432
		9,339,432
Oil Field Services — 3.5%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	12,500,000	9,895,875

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	$19,625,567	$14,927,795
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	22,529,556	16,418,414
Seadrill Partners Finco LLC Term Loan B 4.00% due 2/21/2021(1)	22,617,853	17,904,519
		59,146,603
Packaging — 2.3%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/8/2020(1)	20,254,964	20,194,200
Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50% due 12/1/2018(1)	19,561,201	19,634,555
		39,828,755
Pharmaceuticals — 4.3%
DPx Holdings B.V. USD Term Loan 4.25% due 3/11/2021(1)	20,827,538	20,716,944
Envision Acquisition Co. LLC Term Loan 5.75% due 11/4/2020(1)	13,707,671	13,716,307
2nd Lien Term Loan 9.75% due 11/4/2021(1)	4,500,000	4,646,250
Millennium Laboratories, Inc. Term Loan B 5.25% due 4/16/2021(1)	20,820,113	20,943,784
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(1)	12,809,803	12,833,885
		72,857,170
Restaurants — 1.2%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 12/12/2021(1)	19,823,407	20,010,540
		20,010,540
Retailers — 5.3%
99 Cents Only Stores New Term Loan 4.50% due 1/11/2019(1)	12,546,601	12,542,084
Bass Pro Group LLC New Term Loan 3.75% due 11/20/2019(1)	12,686,150	12,657,099
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	12,084,077	12,078,639
New 2nd Lien Term Loan 8.50% due 3/26/2020(1)	12,000,000	11,900,040
PetSmart, Inc. 1st Lien Term Loan 5.00% due 3/11/2022(1)	20,000,000	20,144,600
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	20,658,420	20,577,026
		89,899,488
Technology — 10.4%
AF Borrower LLC 1st Lien Term Loan 6.25% due 1/28/2022(1)	18,000,000	17,969,940

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2015 (unaudited)	Principal Amount	Value
2nd Lien Term Loan 10.00% due 12/2/2022(1)	$5,000,000	$5,012,500
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 1/26/2023(1)	10,000,000	9,600,000
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	13,530,344	13,487,182
First Data Corp. New 2018 Term Loan 3.674% due 9/24/2018(1)	19,435,000	19,406,625
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	10,917,500	10,960,733
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 6/10/2022(1)	23,000,000	22,559,090
Regit Eins GmbH USD 1st Lien Term Loan 6.00% due 1/8/2021(1)	14,925,000	14,548,144
USD 2nd Lien Term Loan 9.50% due 7/8/2021(1)	5,000,000	4,816,650
Renaissance Learning, Inc. New 1st Lien Term Loan 4.50% due 4/9/2021(1)	11,362,557	11,116,330
New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	12,000,000	11,619,960
STG-Fairway Acquisitions, Inc. Term Loan B 6.25% due 2/28/2019(1)	14,219,999	14,131,124
TransUnion LLC New USD Term Loan 4.00% due 4/9/2021(1)	21,755,125	21,741,637
		176,969,915
Wirelines — 0.8%
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	13,000,000	13,018,980
		13,018,980
Total Senior Secured Loans (Cost $1,423,039,814)		1,402,079,575

	Principal Amount	Value
Corporate Bonds — 12.6%
Aerospace & Defense — 0.8%
Bombardier, Inc. 5.50% due 9/15/2018(2)	1,000,000	998,750
Sr. Nt. 7.50% due 3/15/2025(2)	9,500,000	9,375,313
KLX, Inc. 5.875% due 12/1/2022(2)	3,000,000	2,992,500
		13,366,563
Consumer Cyclical Services — 0.6%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	11,000,000	10,766,250
		10,766,250

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Gaming — 1.3%
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	$10,000,000	$10,250,000
Pinnacle Entertainment, Inc. 7.50% due 4/15/2021	2,235,000	2,357,925
7.75% due 4/1/2022(3)	8,000,000	8,900,000
		21,507,925
Healthcare — 0.5%
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(4)	3,100,000	3,138,750
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	5,013,000	5,526,832
		8,665,582
Independent Energy — 3.1%
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	3,800,000	3,534,000
Energy XXI Gulf Coast, Inc. 7.50% due 12/15/2021	9,750,000	3,510,000
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	8,000,000	6,560,000
Linn Energy LLC 6.50% due 5/15/2019	10,000,000	8,406,250
Northern Oil and Gas, Inc. Sr. Nt. 8.00% due 6/1/2020	8,250,000	7,321,875
Penn Virginia Corp. 8.50% due 5/1/2020	5,500,000	5,170,000
Rosetta Resources, Inc. 5.625% due 5/1/2021	5,000,000	4,700,000
SandRidge Energy, Inc. 8.125% due 10/15/2022(3)	11,000,000	6,748,500
Teine Energy Ltd. Sr. Nt. 6.875% due 9/30/2022(2)	8,500,000	7,735,000
		53,685,625
Insurance: Property - Casualty — 0.3%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	5,000,000	5,150,000
		5,150,000
Oil Field Services — 0.2%
Transocean, Inc. 6.375% due 12/15/2021	5,000,000	4,206,250
		4,206,250
Retailers — 0.3%
99 Cents Only Stores LLC 11.00% due 12/15/2019	5,625,000	5,906,250
		5,906,250
Technology — 2.0%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024(3)	5,000,000	4,312,500
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	14,457,000	12,288,450

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Igloo Holdings Corp. Sr. Nt. 8.25% due 12/15/2017(2)(3)(4)	$8,000,000	$8,080,000
Infor U.S., Inc. Sr. Nt. 6.50% due 5/15/2022(2)	5,500,000	5,637,500
Interactive Data Corp. 5.875% due 4/15/2019(2)(3)	3,000,000	3,030,000
		33,348,450
Transportation Services — 0.4%
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	6,920,000
		6,920,000
Wireless — 1.5%
Digicel Group Ltd. Sr. Nt. 8.25% due 9/30/2020(2)	5,000,000	5,007,500
Sprint Corp. 7.625% due 2/15/2025	5,000,000	4,975,000
7.875% due 9/15/2023	15,000,000	15,300,000
		25,282,500
Wirelines — 1.6%
EarthLink Holdings Corp. 8.875% due 5/15/2019	10,000,000	10,300,000
Frontier Communications Corp. Sr. Nt. 6.875% due 1/15/2025	10,000,000	9,900,000
Windstream Corp. 6.375% due 8/1/2023	7,000,000	6,282,500
		26,482,500
Total Corporate Bonds (Cost $229,921,932)		215,287,895

	Principal Amount	Value
Repurchase Agreements — 3.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $60,313,000, due 4/1/2015(5)	60,313,000	60,313,000
Total Repurchase Agreements (Cost $60,313,000)		60,313,000
Total Investments — 98.4% (Cost $1,713,274,746)		1,677,680,470
Other Assets, Net — 1.6%		27,301,712
Total Net Assets — 100.0%		$1,704,982,182

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2015.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $80,243,763, representing 4.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2015, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	2.06%	10/17/2022	$61,523,056

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$1,402,079,575	$—	$1,402,079,575
Corporate Bonds	—	215,287,895	—	215,287,895
Repurchase Agreements	—	60,313,000	—	60,313,000

Total	$—	$1,677,680,470	$—	$1,677,680,470

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 0.2%
FNMA 3.50% due 7/1/2043(1)	$171,367	$180,168
Total Agency Mortgage-Backed Securities (Cost $175,915)		180,168

	Principal Amount	Value
Asset-Backed Securities — 1.1%
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(2)	763,337	793,706
Total Asset-Backed Securities (Cost $763,338)		793,706

	Principal Amount	Value
Senior Secured Loans — 12.3%
Automotive — 0.9%
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(3)	697,500	700,116
		700,116
Building Materials — 0.7%
Jeld-Wen, Inc. Term Loan B 5.25% due 10/15/2021(3)	498,750	500,820
		500,820
Consumer Products — 1.3%
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(3)	975,181	973,552
		973,552
Electric — 1.3%
Calpine Corp. Term Loan B3 4.00% due 10/9/2019(3)	975,000	976,345
		976,345
Environmental — 0.7%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(3)	477,730	483,305
Term Loan C 5.00% due 12/19/2021(3)	21,073	21,319
		504,624
Food And Beverage — 0.4%
H.J. Heinz Co. Term Loan B2 3.25% due 6/5/2020(3)	327,563	327,969
		327,969
Gaming — 0.7%
Scientific Games International, Inc. 2014 Term Loan B2 6.00% due 10/1/2021(3)	498,750	499,583
		499,583

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Healthcare — 3.3%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	$965,318	$968,339
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(3)	992,500	996,530
Select Medical Corp. Series E Term Loan B 3.75% due 6/1/2018(3)	482,770	482,316
		2,447,185
Oil Field Services — 1.0%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(3)	985,000	749,221
		749,221
Restaurants — 0.7%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 12/12/2021(3)	495,585	500,263
		500,263
Retailers — 1.3%
Bass Pro Group LLC New Term Loan 3.75% due 11/20/2019(3)	959,681	957,484
		957,484
Total Senior Secured Loans (Cost $9,333,003)		9,137,162

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 9.4%
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(3)	475,000	502,268
2007-PW16 AM 5.708% due 6/11/2040(1)(3)	450,000	489,870
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	605,000	636,194
2006-C5 AM 5.462% due 10/15/2049(1)	420,000	444,519
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.807% due 6/15/2038(1)(3)	372,509	384,742
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	466,265	468,499
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039(1)	424,000	448,076
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 5.841% due 4/15/2045(1)(3)	500,000	525,581
2007-LD12 AM 6.01% due 2/15/2051(1)(3)	450,000	489,038
LB UBS Commercial Mortgage Trust 2006-C1 AM 5.217% due 2/15/2031(1)(3)	600,000	616,669
2006-C6 AM 5.413% due 9/15/2039(1)	450,000	474,892

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046(1)	$400,000	$418,836
Morgan Stanley Capital I Trust 2006-HQ9 AM 5.773% due 7/12/2044(1)(3)	500,000	525,372
SBA Tower Trust 2.933% due 12/15/2042(1)(2)	500,000	505,950
Total Commercial Mortgage-Backed Securities (Cost $7,109,317)		6,930,506

	Principal Amount	Value
Corporate Bonds — 62.0%
Automotive — 1.4%
General Motors Financial Co., Inc. 2.625% due 7/10/2017(1)	500,000	505,008
3.25% due 5/15/2018(1)	500,000	509,375
		1,014,383
Banking — 13.2%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	500,000	498,155
Bank of America Corp. Sr. Nt. 5.875% due 1/5/2021(1)	750,000	876,611
Sub. Nt. 4.25% due 10/22/2026(1)	400,000	412,937
BBVA Bancomer S.A./Grand Cayman Jr. Sub. Nt. 6.008% due 5/17/2022(1)(2)(3)	1,000,000	1,050,000
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(1)	750,000	828,075
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015(1)	500,000	512,903
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	750,000	856,552
Intesa Sanpaolo S.p.A. Sub. Nt. 5.017% due 6/26/2024(1)(2)	1,000,000	1,023,490
Lloyds Bank PLC 6.375% due 1/21/2021(1)	750,000	907,364
Morgan Stanley Sr. Nt. 5.50% due 7/28/2021(1)	950,000	1,102,063
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(1)	500,000	563,048
The Goldman Sachs Group, Inc. Sr. Nt. 5.75% due 1/24/2022(1)	500,000	583,679
5.95% due 1/18/2018(1)	500,000	556,736
		9,771,613
Building Materials — 1.1%
Cemex S.A.B. de C.V. Sr. Sec. Nt. 6.50% due 12/10/2019(1)(2)	300,000	318,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2015 (unaudited)	Foreign Currency(5)	Principal Amount	Value
HeidelbergCement Finance Luxembourg S.A. 3.25% due 10/21/2020(1)	EUR	400,000	$472,465
			791,215
Cable Satellite — 3.5%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022		$500,000	523,750
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)		500,000	526,875
Comcast Corp. 6.50% due 11/15/2035(1)		500,000	679,608
DIRECTV Holdings LLC 3.80% due 3/15/2022(1)		250,000	259,122
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019		250,000	271,250
Telesat LLC 6.00% due 5/15/2017(2)		300,000	305,850
			2,566,455
Chemicals — 0.8%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(1)		250,000	278,004
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)		300,000	330,829
			608,833
Construction Machinery — 1.4%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(2)		500,000	532,500
United Rentals North America, Inc. 7.625% due 4/15/2022		500,000	547,000
			1,079,500
Electric — 2.1%
Calpine Corp. Sr. Nt. 5.375% due 1/15/2023		500,000	500,000
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021(1)		500,000	531,250
EDP Finance B.V. Sr. Nt. 4.90% due 10/1/2019(1)(2)		500,000	531,530
			1,562,780
Energy - Integrated — 0.4%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(1)		250,000	281,619
			281,619
Finance Companies — 2.8%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(1)(2)		500,000	502,345
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019(1)		500,000	549,690

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2015 (unaudited)	Principal Amount	Value
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018(1)	$480,000	$496,800
HSBC Finance Capital Trust IX 5.911% due 11/30/2035(1)(3)	500,000	508,250
		2,057,085
Food And Beverage — 0.7%
Constellation Brands, Inc. 4.25% due 5/1/2023(1)	500,000	514,375
		514,375
Gaming — 0.7%
MGM Resorts International 6.625% due 12/15/2021	500,000	534,063
		534,063
Government Related — 4.4%
Banco do Brasil S.A./Cayman Jr. Sub. Nt. 9.00% due 6/18/2024(2)(3)(4)	250,000	215,457
Petrobras Global Finance B.V. 5.875% due 3/1/2018(1)	750,000	718,125
Petroleos Mexicanos 5.75% due 3/1/2018(1)	750,000	823,875
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(1)(2)	1,500,000	1,501,197
		3,258,654
Healthcare — 0.7%
HealthSouth Corp. 5.75% due 11/1/2024(1)	500,000	520,000
		520,000
Home Construction — 0.3%
Taylor Morrison Communities, Inc. 7.75% due 4/15/2020(2)	216,000	228,960
		228,960
Independent Energy — 2.6%
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(1)	250,000	294,945
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	250,000	232,500
Energy XXI Gulf Coast, Inc. Sec. Nt. 11.00% due 3/15/2020(2)	500,000	475,625
EV Energy Partners LP 8.00% due 4/15/2019	500,000	455,000
Harvest Operations Corp. 6.875% due 10/1/2017	500,000	455,000
		1,913,070
Insurance: Property - Casualty — 0.8%
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(1)	500,000	601,448
		601,448

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Leisure — 0.4%
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(2)	$270,000	$275,400
		275,400
Lodging — 0.7%
Hilton Worldwide Finance LLC 5.625% due 10/15/2021	500,000	526,250
		526,250
Media - Entertainment — 3.6%
21st Century Fox America, Inc. 5.65% due 8/15/2020(1)	250,000	290,183
Discovery Communications LLC 5.625% due 8/15/2019(1)	250,000	283,564
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	500,000	509,375
Outfront Media Capital LLC 5.875% due 3/15/2025	500,000	528,750
Time Warner, Inc. 4.00% due 1/15/2022(1)	500,000	535,652
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(1)(2)	500,000	536,250
		2,683,774
Metals And Mining — 5.1%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)	750,000	760,029
ArcelorMittal Sr. Nt. 4.50% due 8/5/2015(1)	1,000,000	1,007,500
Samarco Mineracao S.A. Sr. Nt. 5.75% due 10/24/2023(1)(2)	250,000	241,125
Steel Dynamics, Inc. 5.125% due 10/1/2021(1)(2)	500,000	503,125
United States Steel Corp. Sr. Nt. 6.05% due 6/1/2017(1)	750,000	781,875
Vale Overseas Ltd. 6.875% due 11/21/2036(1)	500,000	483,600
		3,777,254
Midstream — 3.9%
Energy Transfer Partners LP Sr. Nt. 6.70% due 7/1/2018(1)	1,000,000	1,135,620
MarkWest Energy Partners LP 6.50% due 8/15/2021	163,000	170,742
NiSource Finance Corp. 5.25% due 9/15/2017(1)	750,000	820,033
Regency Energy Partners LP 6.50% due 7/15/2021	250,000	261,875
Tesoro Logistics LP 6.125% due 10/15/2021	500,000	515,000
		2,903,270
Oil Field Services — 1.8%
Transocean, Inc. 2.50% due 10/15/2017(1)	800,000	734,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Weatherford International Ltd. 5.50% due 2/15/2016(1)	$625,000	$643,130
		1,377,130
Paper — 1.7%
Celulosa Arauco y Constitucion S.A. Sr. Nt. 4.50% due 8/1/2024(1)	1,000,000	1,021,300
Georgia-Pacific LLC 5.40% due 11/1/2020(1)(2)	235,000	268,100
		1,289,400
Real Estate Investment Trust — 0.1%
Sabra Health Care LP 5.50% due 2/1/2021	80,000	85,300
		85,300
Refining — 0.8%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021(2)	300,000	291,000
Phillips 66 4.30% due 4/1/2022(1)	250,000	272,580
		563,580
Sovereign — 2.3%
Republic of Indonesia Sr. Nt. 5.875% due 3/13/2020(1)(2)	500,000	565,625
Republic of Panama Sr. Nt. 5.20% due 1/30/2020(1)	1,000,000	1,112,500
		1,678,125
Technology — 0.8%
First Data Corp. 12.625% due 1/15/2021	500,000	592,500
		592,500
Wireless — 0.7%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	500,000	536,740
		536,740
Wirelines — 3.2%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038(1)	1,000,000	1,197,203
Frontier Communications Corp. Sr. Nt. 6.25% due 9/15/2021(1)	500,000	501,250
Verizon Communications, Inc. Sr. Nt. 6.55% due 9/15/2043(1)	500,000	651,079
		2,349,532
Total Corporate Bonds (Cost $44,994,718)		45,942,308

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 10.1%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	187,515	202,089

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Banc of America Mortgage Securities Trust 2003-J 2A2 2.791% due 11/25/2033(3)	$243,044	$243,147
Bear Stearns ALT-A Trust 2003-3 2A 2.597% due 10/25/2033(1)(3)	386,835	389,085
2004-4 A1 0.774% due 6/25/2034(1)(3)	412,750	395,206
Chase Mortgage Finance Trust 2005-S1 1A10 5.50% due 5/25/2035	19,928	20,210
2007-A1 2A1 2.466% due 2/25/2037(1)(3)	135,125	135,051
2007-A1 9A1 2.498% due 2/25/2037(1)(3)	142,381	140,924
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033(1)	83,160	85,622
2004-5 2A9 5.25% due 5/25/2034(1)	305,374	315,875
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(1)	24,403	24,992
2004-AR5 6A1 2.467% due 6/25/2034(1)(3)	385,088	383,454
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.414% due 6/25/2037(3)	566,096	470,055
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	95,482	97,803
Impac CMB Trust 2004-7 1A1 0.914% due 11/25/2034(1)(3)	382,358	362,720
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(1)	72,376	72,816
2005-A1 6T1 2.538% due 2/25/2035(1)(3)	109,538	109,137
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.645% due 4/21/2034(1)(3)	193,059	194,124
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	52,455	54,137
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.464% due 2/25/2035(1)(3)	373,202	373,305
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	29,755	30,560
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(1)	58,568	60,164
RAAC Trust 2005-SP1 1A5 5.00% due 9/25/2034(1)	170,504	174,462
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	46,635	47,452
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.427% due 5/25/2034(1)(3)	331,134	331,267

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2015 (unaudited)	Principal Amount	Value
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034(1)	$140,694	$142,521
2004-21XS 2A6A 4.74% due 12/25/2034(3)	12,295	12,551
Wells Fargo Mortgage Backed Securities Trust 2003-17 1A14 5.25% due 1/25/2034(1)	124,063	131,665
2004-EE 2A1 2.614% due 12/25/2034(1)(3)	302,458	304,096
2004-O A1 2.615% due 8/25/2034(1)(3)	205,741	204,463
2004-R 2A1 2.616% due 9/25/2034(1)(3)	258,070	261,302
2004-W A9 2.616% due 11/25/2034(1)(3)	245,492	249,147
2004-Y 3A1 2.596% due 11/25/2034(1)(3)	391,219	394,599
2005-2 2A1 4.75% due 4/25/2020	85,999	88,352
2005-6 A4 5.50% due 8/25/2035(1)	140,186	146,027
2005-AR10 2A6 2.618% due 6/25/2035(1)(3)	197,169	198,464
2005-AR12 2A5 2.628% due 6/25/2035(1)(3)	217,143	218,904
2005-AR3 2A1 2.601% due 3/25/2035(1)(3)	337,537	339,663
2006-1 A3 5.00% due 3/25/2021(1)	114,563	116,951
Total Non-Agency Mortgage-Backed Securities (Cost $7,463,814)		7,522,362

	Principal Amount	Value
Repurchase Agreements — 3.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $2,448,000, due 4/1/2015(6)	2,448,000	2,448,000
Total Repurchase Agreements (Cost $2,448,000)		2,448,000
Total Investments — 98.4% (Cost $72,288,105)		72,954,212
Other Assets, Net — 1.6%		1,206,184
Total Net Assets — 100.0%		$74,160,396

At March 31, 2015, the Fund had entered into the following forward currency exchange contracts:

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation
6/17/2015	Deutsche Bank AG	USD	424,755	EUR	400,000	$(5,791)

Legend:

EUR – Euro

USD – U.S. Dollar

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $12,421,388, representing 16.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2015.
(4)	Perpetual Maturity. Maturity date presented represents the next call date.
(5)	See currency legend above.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	2.06%	10/17/2022	$2,501,097

The table below presents futures contracts as of March 31, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Sold Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	100	6/30/2015	$12,021	$(134,285)
U.S. Long Bond	Goldman Sachs & Co.	15	6/19/2015	2,458	892

Total					$(133,393)

At March 31, 2015, the Fund had entered into the following open option contracts:

Number of Contracts	Written Call Options	Expiration Date	Premiums Received	Current Value	Unrealized Depreciation
80	30 YR U.S. Treasury Note, strike @ $166	May 2015	$62,219	$(170,000)	$(107,781)

Transactions in options written for the three months ended March 31, 2015:

(unaudited)	Contracts	Premium
Options outstanding, December 31, 2014	—	$—
Written options	330	379,780
Options terminated in closing transactions	(250)	(317,561)
Options exercised	—	—
Options expired	—	—

Options outstanding, March 31, 2015	80	$62,219

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$180,168	$—	$180,168
Asset-Backed Securities	—	793,706	—	793,706
Senior Secured Loans	—	9,137,162	—	9,137,162
Commercial Mortgage-Backed Securities	—	6,930,506	—	6,930,506
Corporate Bonds	—	45,942,308	—	45,942,308
Non-Agency Mortgage-Backed Securities	—	7,522,362	—	7,522,362
Repurchase Agreements	—	2,448,000	—	2,448,000
Other Financial Instruments:
Forward Currency Contracts	—	(5,791)	—	(5,791)
Financial Futures Contracts	(133,393)	—	—	(133,393)
Written Call Options	(107,781)	—	—	(107,781)

Total	$(241,174)	$72,948,421	$—	$72,707,247

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2015, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Focused Opportunity Fund	$9,080,677	$78,344	$221,996	$(143,652)
RS Focused Growth Opportunity Fund	17,959,908	153,580	512,532	(358,952)
RS Partners Fund	1,359,727,378	205,957,715	329,715,466	(123,757,751)
RS Value Fund	1,136,314,435	247,863,746	296,774,258	(48,910,512)
RS Large Cap Alpha Fund	578,776,123	125,908,395	141,223,700	(15,315,305)
RS Investors Fund	192,921,868	16,725,981	26,028,114	(9,302,133)
RS Global Natural Resources Fund	3,974,896,513	(952,941,155)	153,668,448	(1,106,609,603)
RS Small Cap Growth Fund	1,194,231,448	313,859,134	337,948,543	(24,089,409)
RS Select Growth Fund	637,648,800	200,213,712	205,739,887	(5,526,175)
RS Mid Cap Growth Fund	184,984,891	32,387,769	33,821,777	(1,434,008)
RS Growth Fund	209,566,069	52,785,600	54,739,608	(1,954,008)
RS Technology Fund	148,157,027	36,991,840	42,186,276	(5,194,436)
RS Small Cap Equity Fund	67,039,095	18,583,027	20,224,826	(1,641,799)
RS International Fund	30,607,003	685,301	1,753,152	(1,067,851)
RS Global Fund	34,176,494	6,112,026	6,847,605	(735,579)
RS Emerging Markets Fund	244,222,431	20,776,360	31,137,244	(10,360,884)
RS Emerging Markets Small Cap Fund	24,663,343	1,965,686	3,068,254	(1,102,568)
RS China Fund	22,574,143	5,087,262	5,345,644	(258,382)
RS Investment Quality Bond Fund	89,841,706	3,632,910	4,292,860	(659,950)
RS Low Duration Bond Fund	892,458,559	(5,442,384)	4,345,202	(9,787,586)
RS High Yield Fund	93,404,524	(3,178,736)	948,330	(4,127,066)
RS Tax-Exempt Fund	183,125,859	19,347,506	19,423,079	(75,573)
RS High Income Municipal Bond Fund	104,553,003	12,643,704	12,656,442	(12,738)
RS Floating Rate Fund	1,714,385,875	(36,705,405)	8,512,990	(45,218,395)
RS Strategic Income Fund	72,342,687	611,525	1,573,771	(962,246)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the three months ended March 31, 2015, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	eHealth, Inc.	1,039,429		13,300	655,197	397,532	$—	$	**
	FTD Cos., Inc.	1,159,740		23,000	278,885	903,855	—		**
	Performant Financial Corp.	2,701,645		—	50,100	2,651,545	—		9,015,253

									$9,015,253

RS Global Natural Resources Fund	Iluka Resources Ltd.	22,243,492		—	382,553	21,860,939	$2,205,473		$141,528,267
	Laredo Petroleum, Inc.	8,654,525		3,853,192	308,835	12,198,882	—		159,073,421
	Mineral Resources Ltd.	13,416,705		—	230,746	13,185,959	756,890		67,790,829
	Ophir Energy PLC	25,023,685	*	13,270,115	430,369	37,863,431	—		75,712,596
	Painted Pony Petroleum Ltd.	4,798,539		—	82,526	4,716,013	—		**
	Rosetta Resources, Inc.	3,694,571		1,766,315	70,397	5,390,489	—		91,746,123
	Salamander Energy PLC	23,609,608		—	23,609,608	—	—		**
	Taseko Mines Ltd.	23,088,769		—	397,091	22,691,678	—		4,520,405

									$381,298,220

RS Small Cap Growth Fund	Neff Corp., Class A	530,200		40,010	570,210	—	$—	$	**

*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three months ended March 31, 2015, the Funds held securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the three months ended March 31, 2015 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS Global Natural Resources Fund
Common Stocks	$75,712,596	$—	$—	$(75,712,596)	$—	$—
RS International Fund
Common Stocks	—	(209,253)	209,253	—	—	—
RS Global Fund
Common Stocks	—	(480,111)	480,111	—	—	—
RS Emerging Markets Fund
Common Stocks	1,688,534	(4,600,580)	3,418,705	(1,688,534)	3,234,647	(2,052,772)
RS Emerging Markets Small Cap Fund
Common Stocks	489,829	(1,314,779)	1,535,060	(489,829)	365,802	(586,083)
RS China Fund
Common Stocks	—	(647,272)	326,028	(217,944)	865,216	(326,028)

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at March 31, 2015.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond Fund	Financial Futures Contracts	$76,699
RS Low Duration Bond Fund	Financial Futures Contracts	443,385
RS Strategic Income Fund	Forward Foreign Currency Contracts	(5,791)
	Financial Futures Contracts	(133,393)
	Written Call Option Contracts	(170,000)

RS Strategic Income Fund used forward foreign currency contracts to hedge currency risk associated with the Fund’s foreign currency-denominated investments and to manage foreign currency exposure. The Fund also used exchange-traded U.S. Treasury options to manage interest rate exposure and for income. RS Investment Quality Bond Fund, RS Low Duration Bond Fund and RS Strategic Income Fund used exchange-traded Treasury futures to manage interest rate exposure.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov, or visit RS Investments’ website at http://www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	May 27, 2015

By:	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date:	May 27, 2015